UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of Registrant as specified in charter)

922 Walnut St., Fourth Floor, Mail Code = TB4-1, Kansas City, Missouri 64106
(Address of principal executive offices) (Zip code)

Diana E. McCarthy, Esq.,

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code:1-800-995-6365

Date of fiscal year end: 10/31

Date of reporting period: 10/31/16

ITEM 1.	REPORTS TO SHAREHOLDERS.

The Annual Report to Shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1) is filed herewith.

The Commerce Funds
Annual Report October 31, 2016
commerce funds

For Your Life’s Direction
At The Commerce Funds, we’re committed to providing sound investment choices to help you realize your most important financial goals, no matter where life takes you.
We offer a full range of mutual funds managed by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank. With a choice of 8 portfolios—each targeting a specific investment goal—we make it easy for you to invest, not just today, but throughout all the stages of your life.
Behind each of our Funds is a carefully defined investment philosophy and a commitment to the highest investment standards. This means, whether you are building a nest egg for retirement, planning for your child’s education, or saving for a special need, you can find investment options at The Commerce Funds.
Risk/Reward
The Commerce Funds
Risk
Potential Return
MidCap Growth
Growth Value Kansas Tax-Free Intermediate Bond Missouri Tax-Free Intermediate Bond National Tax-Free Intermediate Bond Bond Short-Term Government
In general, greater returns are associated with greater risks and increased risks create the potential for greater losses.
The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed. performance of the Funds. The Commerce Investment Advisors, Inc. these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. (the “Adviser” or “Commerce”) believes References to specific company’s securities should not be construed as a recommendation or investment advice and there can be no assurance that as of the date of publication of this report, the securities mentioned in each Fund’s portfolio are still held or that the securities sold have not been repurchased.

COMMERCE FUNDS

Please note:

The information in this annual report is as of October 31, 2016 and is audited, except where noted. The securities mentioned in this report may no longer be held by the Funds. To view more recent information about each Commerce Fund’s performance and portfolio or to obtain a prospectus, please visit our website at www.commercefunds.com. This report is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus, which contains more complete information about the Commerce Funds’ investment policies, management and expenses. Investors should read the prospectus carefully before investing.

You may also receive Commerce Funds information by calling toll free 1-800-995-6365 or by writing to P.O. Box 219525, Kansas City, Missouri, 64121-9525, or you may contact your investment professional. The Commerce Funds publish performance and portfolio information for each Commerce Fund at the end of every calendar quarter. Investors should read the prospectus carefully before investing or sending money.

COMMERCE GROWTH FUND

Growth Fund Overview

We present you with the annual report for the Commerce Growth Fund for the one-year period ended October 31, 2016.

A conversation with Joe Williams, Portfolio Manager of the Growth Fund.

Q: How did the Fund perform over the review period?

A: The Fund had a cumulative return of 5.64%, outperforming its benchmark, the Russell 1000 Growth Index return of 2.28%.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: The Fund increased its technology services sector weight by 5.8% to 18.2%, eliminating the Fund’s underweight position as compared to its benchmark. The Fund also decreased its largest sector overweight, consumer non-durables, by 2.6% to 11.0%.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: The Fund’s stock selection in health technology was the largest positive contributor to the Fund’s performance for the period. The Fund’s underweight to bio-tech stocks, as compared to its benchmark, also boosted relative performance. The Fund’s allocation to medical device stocks such as Stryker Corporation (up 22% during the period) and C.R. Bard, Inc. (up 17% during the period) positively impacted performance.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: The Fund’s stock selection and underweight to the electronic technology sector, as compared to the Fund’s benchmark, detracted from relative performance. Lastly, the Fund’s overweight (1.9% vs. 1.6%) in the distribution services sector and its poor stock selection within the sector

(McKesson Corp., down 28% during the period) detracted from performance.

COMMERCE GROWTH FUND

Performance Summary

October 31, 2016 (Unaudited)

The following is performance information for the Commerce Growth Fund (“Growth Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2015 - October 31, 2016	Fund Total Return(a)	Index Total Return(c)	Index
Growth Fund	5.64%	2.28%	Russell 1000® Growth(c)

Standardized Average Annual Total Return through September 30, 2016(b)

Standardized Average Annual Total Return through September 30, 2016(b)	One Year	Five Years	Ten Years	Since Inception
Growth Fund (commenced December 12, 1994)(a)	17.65%	16.87%	7.52%	8.26%
Russell 1000® Growth Index (as of December 12, 1994)(c)	13.76%	16.60%	8.85%	9.02%

Growth Fund Shares 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2006 through October 31, 2016.

Average Annual Total Return through October 31, 2016	One Year	Five Years	Ten Years	Since Inception
Growth Fund (commenced December 12, 1994)(a)	5.64%	13.64%	6.88%	8.07%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
Growth Fund	0.82%	0.82%

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value (“NAV”). Current performance may be lower or higher than the total return figures in the above charts.

Returns reflect any fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)

The Russell 1000® Growth Index, an unmanaged index, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

(d)	The Fund’s expense ratios, both net (net of applicable fee waivers and/or expense reimbursements) and gross (before fee waivers and/or expense reimbursements), set forth above are as of the most recent publicly available prospectus for the Fund (March 1, 2016) and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes, acquired fund fees and expenses and extraordinary expenses. This agreement will remain in place through March 1, 2017. After this date, the Adviser or the Fund may terminate the contractual arrangement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE GROWTH FUND

Schedule of Investments

October 31, 2016

Shares	Description	Value
Common Stocks – 97.0%
Communications – 1.1%
20,100	Verizon Communications, Inc.	$ 966,810

Consumer Durables – 1.1%
20,565	Newell Brands, Inc.	987,531

Consumer Non-Durables – 11.0%
16,800	Altria Group, Inc.	1,110,816
14,600	Colgate-Palmolive Co.	1,041,856
9,600	Dr Pepper Snapple Group, Inc.	842,784
13,800	Kellogg Co.	1,036,794
8,400	Kimberly-Clark Corp.	961,044
11,300	Mead Johnson Nutrition Co.	844,901
9,700	PepsiCo, Inc.	1,039,840
10,600	Philip Morris International, Inc.	1,022,264
22,500	The Coca-Cola Co.	954,000
10,000	The Estee Lauder Cos., Inc. Class A	871,300

		9,725,599

Consumer Services – 7.9%
21,100	CBS Corp. Class B	1,194,682
15,900	Comcast Corp. Class A	982,938
9,100	McDonald’s Corp.	1,024,387
4,500	Panera Bread Co. Class A*	858,420
33,300	Service Corp. International	852,480
19,200	Starbucks Corp.	1,018,944
11,500	The Walt Disney Co.	1,065,935

		6,997,786

Distribution Services – 1.9%
6,400	McKesson Corp.	813,888
4,100	W.W. Grainger, Inc.	853,292

		1,667,180

Electronic Technology – 11.6%
36,400	Apple, Inc.	4,132,856
36,000	Cadence Design Systems, Inc.*	920,880
28,800	Intel Corp.	1,004,256
4,400	Lockheed Martin Corp.	1,084,072
10,600	Rockwell Collins, Inc.	893,792
8,110	The Boeing Co.	1,155,107
6,800	Thermo Fisher Scientific, Inc.	999,804

		10,190,767

Finance – 11.9%
8,800	Ameriprise Financial, Inc.	777,832
11,100	Crown Castle International Corp.	1,009,989
9,100	Digital Realty Trust, Inc.	850,213
8,600	Erie Indemnity Co. Class A	880,554
10,900	Extra Space Storage, Inc.	797,335
13,900	Fidelity National Information Services, Inc.	1,027,488
3,600	Intercontinental Exchange, Inc.	973,404
10,600	Mastercard, Inc. Class A	1,134,412
4,800	Public Storage	1,025,856
13,500	T. Rowe Price Group, Inc.	864,135
13,400	Visa, Inc. Class A	1,105,634

		10,446,852

Shares	Description	Value
Common Stocks – (continued)
Health Services* – 1.1%
17,100	Cerner Corp.	$ 1,001,718

Health Technology – 7.3%
6,100	Amgen, Inc.	861,076
6,000	Becton Dickinson & Co.	1,007,460
8,000	Bio-Techne Corp.	831,920
3,800	C. R. Bard, Inc.	823,384
8,900	Edwards Lifesciences Corp.*	847,458
9,000	Johnson & Johnson	1,043,910
9,100	Stryker Corp.	1,049,685

		6,464,893

Industrial Services – 1.3%
16,900	Waste Management, Inc.	1,109,654

Process Industries – 3.3%
9,000	Ecolab, Inc.	1,027,530
9,200	Praxair, Inc.	1,076,952
16,800	RPM International, Inc.	798,672

		2,903,154

Producer Manufacturing – 7.4%
2,410	Adient PLC*	109,679
18,100	AMETEK, Inc.	798,210
9,300	Honeywell International, Inc.	1,020,024
9,100	Illinois Tool Works, Inc.	1,033,487
24,108	Johnson Controls International PLC	972,035
5,600	Lennox International, Inc.	816,984
2,200	Mettler-Toledo International, Inc.*	888,976
5,000	Roper Technologies, Inc.	866,550

		6,505,945

Retail Trade – 10.7%
2,800	Amazon.com, Inc.*	2,211,496
1,300	AutoZone, Inc.*	964,808
11,800	CVS Health Corp.	992,380
14,800	Lowe’s Cos., Inc.	986,420
16,700	Ross Stores, Inc.	1,044,418
10,100	The Home Depot, Inc.	1,232,301
35,200	The Kroger Co.	1,090,496
3,800	The Sherwin-Williams Co.	930,468

		9,452,787

Technology Services – 18.2%
10,000	Adobe Systems, Inc.*	1,075,100
4,100	Alphabet, Inc. Class A*	3,320,590
403	Alphabet, Inc. Class C*	316,170
12,000	Automatic Data Processing, Inc.	1,044,720
10,800	Euronet Worldwide, Inc.*	859,140
17,000	Facebook, Inc. Class A*	2,226,830
10,700	Fiserv, Inc.*	1,053,736
10,100	Jack Henry & Associates, Inc.	818,302
58,500	Microsoft Corp.	3,505,320
17,900	Paychex, Inc.	988,080
11,100	Red Hat, Inc.*	859,695

		16,067,683

4	The accompanying notes are an integral part of these financial statements.

COMMERCE GROWTH FUND

Shares	Description	Value
Common Stocks – (continued)
Transportation – 1.2%
9,800	United Parcel Service, Inc. Class B	$ 1,056,048

TOTAL COMMON STOCKS
(Cost $71,216,202)		$85,544,407

Exchange Traded Fund – 1.6%
13,900	iShares Russell 1000 Growth Index Fund
(Cost $1,456,606)		$ 1,414,186

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 1.7%
Repurchase Agreement – 1.7%
State Street Bank & Trust Co.
$1,545,000	0.010%	11/01/16	$1,545,000
Maturity Value: $1,545,000
(Cost $1,545,000)

TOTAL INVESTMENTS – 100.3%
(Cost $74,217,808)			$88,503,593

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%			(276,819)

NET ASSETS – 100.0%			$88,226,774

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Repurchase agreement was entered into on October 31, 2016. This agreement was fully collateralized by $1,520,000 U.S. Treasury Note, 2.125%, due 09/30/21 with a market value of $1,578,801.

PORTFOLIO COMPOSITION

	AS OF 10/31/2016	AS OF 10/31/15

Technology Services	18.2%	12.4%
Finance	11.9	9.8
Electronic Technology	11.6	11.3
Consumer Non-Durables	11.0	13.5
Retail Trade	10.7	10.8
Consumer Services	7.9	5.3
Producer Manufacturing	7.4	7.4
Health Technology	7.3	8.6
Process Industries	3.3	5.2
Distribution Services	1.9	1.7
Exchange Traded Fund	1.6	3.0
Industrial Services	1.3	1.2
Transportation	1.2	1.1
Consumer Durables	1.1	0.8
Health Services	1.1	1.1
Communications	1.1	2.5
Commercial Services	—	2.0
Short-Term Investment	1.7	1.3

TOTAL INVESTMENTS	100.3%	99.0%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies, including exchange traded funds, held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	5

COMMERCE VALUE FUND

Value Fund Overview

We present you with the annual report for the Commerce Value Fund for the one-year period ended October 31, 2016.

A conversation with Matt Schmitt, Portfolio Manager of the Value Fund.

Q: How did the Fund perform over the review period?

A: The Fund outperformed its benchmark index by 2.11% with a return of 8.48% over the 12-month period ended October 31, 2016, while the Russell 1000 Value Index returned 6.37% over the same period. The process industries, retail trade and consumer non-durables sectors had the greatest positive effect on fund performance over the course of the year.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: There were only a few modest adjustments made to the Fund’s sector allocations during the 12-month period. The two largest sector increases were to retail trade, which increased from 1.70% to 5.91%, and electronic technology, which increased from 5.98% to 8.06%. The largest reduction was made to consumer nondurables, which was reduced from 9.70% to 5.72%.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

The Fund benefited from security selection within the process industries sector, with positions in Packaging Corporation of America up 60.93% and Sonoco Products Company up 21.58% during the period. In addition, within the retail trade sector, positions in Coach, Inc., Kohl’s Corp., and Macy’s Inc. were up 26.32%, 25.75%, and 15.49%, respectively. The Fund did not have an allocation to the health services sector, which makes up 1.30% of the index. The health services sector was down -5.96% over the course of the year, further aiding the Fund’s outperformance relative to the index.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

The largest detractor to the Fund’s performance during the 12-month period was the stock selection within the finance sector, with positions in Corrections Corporation of America and Waddell & Reed Financial, Inc. both down by 50.65% and 36.7%, respectively. Corrections Corporation of America declined sharply on news that the Department of Justice is planning to phase out the use of private prisons. Moreover, no exposure to the highest performing sector, non-energy minerals, which was up 24.83%, detracted from performance even though it only represents .89% of the index.

COMMERCE VALUE FUND

Performance Summary

October 31, 2016 (Unaudited)

The following is performance information for the Commerce Value Fund (“Value Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2015 - October 31, 2016	Fund Total Return(a)	Index Total Return(c)	Index
Value Fund	8.48%	6.37%	Russell 1000® Value(c)

Standardized Average Annual Total Return through September 30, 2016(b)

Standardized Average Annual Total Return through September 30, 2016(b)	One Year	Five Years	Ten Years	Since Inception
Value Fund (commenced March 3, 1997)(a)	19.17%	15.45%	6.21%	6.45%
Russell 1000® Value Index (as of March 3, 1997)(c)	16.20%	16.15%	5.85%	7.81%

Value Fund Shares 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2006 through October 31, 2016.

Average Annual Total Return through October 31, 2016	One Year	Five Years	Ten Years	Since Inception
Value Fund (commenced March 3, 1997)(a)	8.48%	13.19%	5.82%	6.36%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
Value Fund	0.72%	0.75%

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns reflect any fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)

The Russell 1000 ® Value Index, an unmanaged index, measures the performance of the large-cap value segment of the U.S. equity universe. It includes Russell 1000 companies with lower price-to-book ratios and lower expected growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

(d)	The Fund’s expense ratios, both net (net of applicable fee waivers and/or expense reimbursements) and gross (before fee waivers and/or expense reimbursements), set forth above are as of the most recent publicly available prospectus for the Fund (March 1, 2016) and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes, acquired fund fees and expenses and extraordinary expenses. This agreement will remain in place through March 1, 2017. After this date, the Adviser or the Fund may terminate the contractual arrangement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE VALUE FUND

Schedule of Investments

October 31, 2016

Shares	Description	Value
Common Stocks – 97.7%
Commercial Services – 1.4%
255,000	Corrections Corp. of America	$ 3,684,750

Communications – 5.5%
270,000	AT&T, Inc.	9,933,300
105,000	Verizon Communications, Inc.	5,050,500

		14,983,800

Consumer Durables – 1.9%
85,000	Tupperware Brands Corp.	5,059,200

Consumer Non-Durables – 5.7%
85,000	Altria Group, Inc.	5,620,200
45,000	PepsiCo, Inc.	4,824,000
61,000	Procter & Gamble Co.	5,294,800

		15,739,000

Consumer Services – 1.9%
46,000	McDonald’s Corp.	5,178,220

Electronic Technology – 8.1%
173,000	Cisco Systems, Inc.	5,307,640
370,000	HP, Inc.	5,361,300
22,500	Lockheed Martin Corp.	5,543,550
42,000	The Boeing Co.	5,982,060

		22,194,550

Energy Minerals – 9.7%
124,000	Chevron Corp.	12,989,000
98,000	Exxon Mobil Corp.	8,165,360
76,000	Occidental Petroleum Corp.	5,541,160

		26,695,520

Finance – 22.5%
54,000	Ameriprise Financial, Inc.	4,773,060
106,000	Arthur J. Gallagher & Co.	5,112,380
142,000	BB&T Corp.	5,566,400
52,500	CME Group, Inc.	5,255,250
76,000	Cullen/Frost Bankers, Inc.	5,775,240
142,000	JPMorgan Chase & Co.	9,834,920
185,000	Kimco Realty Corp.	4,922,850
110,000	Principal Financial Group, Inc.	6,006,000
81,000	T. Rowe Price Group, Inc.	5,184,810
200,000	Wells Fargo & Co.	9,202,000

		61,632,910

Health Technology – 8.4%
68,000	Johnson & Johnson	7,887,320
130,000	Merck & Co., Inc.	7,633,600
238,000	Pfizer, Inc.	7,546,980

		23,067,900

Industrial Services – 2.0%
85,000	Waste Management, Inc.	5,581,100

Process Industries – 3.7%
59,000	Packaging Corp. of America	4,867,500
102,000	Sonoco Products Co.	5,129,580

		9,997,080

Shares	Description	Value
Common Stocks – (continued)
Producer Manufacturing – 7.3%
66,000	Caterpillar, Inc.	$ 5,508,360
105,000	Emerson Electric Co.	5,321,400
317,000	General Electric Co.	9,224,700

		20,054,460

Retail Trade – 5.9%
123,056	Kohl’s Corp.	5,383,700
153,714	Macy’s, Inc.	5,609,024
77,000	Target Corp.	5,292,210

		16,284,934

Technology Services – 5.9%
35,000	International Business Machines Corp.	5,379,150
94,500	Microsoft Corp.	5,662,440
91,000	Paychex, Inc.	5,023,200

		16,064,790

Utilities – 7.8%
70,000	Dominion Resources, Inc.	5,264,000
43,000	NextEra Energy, Inc.	5,504,000
154,500	PPL Corp.	5,305,530
103,082	The Southern Co.	5,315,939

		21,389,469

TOTAL COMMON STOCKS
(Cost $244,227,950)		$267,607,683

Exchange Traded Fund – 1.5%
40,000	iShares Russell 1000 Value Index Fund
(Cost $4,229,058)		$ 4,161,600

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 1.6%
Repurchase Agreement – 1.6%
State Street Bank & Trust Co.
$4,458,000	0.010%	11/01/16	$4,458,000
Maturity Value: $4,458,000
(Cost $4,458,000)

TOTAL INVESTMENTS – 100.8%
(Cost $252,915,008)			$276,227,283

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.8)%			(2,243,949)

NET ASSETS – 100.0%			$273,983,334

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Repurchase agreement was entered into on October 31, 2016. This agreement was fully collateralized by $4,380,000 U.S. Treasury Note, 2.125%, due 09/30/21 with a market value of $4,549,440.

8	The accompanying notes are an integral part of these financial statements.

COMMERCE VALUE FUND

PORTFOLIO COMPOSITION

	AS OF 10/31/2016	AS OF 10/31/15

Finance	22.5%	23.8%
Energy Minerals	9.7	11.2
Health Technology	8.4	8.4
Electronic Technology	8.1	6.0
Utilities	7.8	6.1
Producer Manufacturing	7.3	6.2
Retail Trade	5.9	1.7
Technology Services	5.9	4.1
Consumer Non-Durables	5.7	9.7
Communications	5.5	3.7
Process Industries	3.7	4.2
Industrial Services	2.0	3.5
Consumer Services	1.9	3.2
Consumer Durables	1.9	2.1
Short Term Investment	1.6	0.3
Exchange Traded Fund	1.5	3.8
Commercial Services	1.4	—
Distribution Services	—	1.8

TOTAL INVESTMENTS	100.8%	99.8%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies, including exchange traded funds, held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	9

COMMERCE MIDCAP GROWTH FUND

MidCap Growth Fund Overview

We present you with the annual report for the Commerce MidCap Growth Fund for the one-year period ended October 31, 2016.

A conversation with Joe Williams, Portfolio Manager of the MidCap Growth Fund.

Q: How did the Fund perform over the review period?

A: The Fund had a cumulative return of 4.24%, outperforming its benchmark, the Russell MidCap Growth Index return of 0.40%.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: During the period the Fund increased its weight in the technology services sector by 6.0% to 12.4%. Prior to the increase, technology services represented the Fund’s largest underweight relative to its benchmark index. The Fund also reduced its consumer non-durables sector weight by 2.4% to 7.3%.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: The Fund’s strong stock selection in health technology was the biggest contributor to the Fund’s performance for the period. Strong picks in Bio-Techne Corporation, C.R. Bard, Inc., and Cooper Companies, Inc., up 20%, 17% and 16%, respectively, all improved performance. The Fund’s stock selection in producer manufacturing like Mettler-Toledo International Inc., and Toro Company, up 30% and 29%, also boosted performance.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: The Fund’s underweight (7.4% vs 8.5%) to the electronic technology sector (up 19%) proved to be the biggest detractor from relative performance. The Fund’s 0% allocation to the non-energy minerals sector also detracted from performance as this was the strongest performing sector during the period, up 29%.

COMMERCE MIDCAP GROWTH FUND

Performance Summary

October 31, 2016 (Unaudited)

The following is performance information for the Commerce MidCap Growth Fund (“MidCap Growth”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2015 - October 31, 2016	Fund Total Return(a)	Index Total Return(c)	Index
MidCap Growth	4.24%	0.40%	Russell Midcap® Growth(c)

Standardized Average Annual Total Return through September 30, 2016(b)

Standardized Average Annual Total Return through September 30, 2016(b)	One Year	Five Years	Ten Years	Since Inception
MidCap Growth (commenced December 12, 1994)(a)	13.95%	15.20%	7.50%	8.27%
Russell MidCap® Growth Index (as of December 1, 1994)(c)	11.24%	15.85%	8.51%	9.78%

MidCap Growth Fund Shares 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2006 through October 31, 2016.

Average Annual Total Return through October 31, 2016	One Year	Five Years	Ten Years	Since Inception
MidCap Growth (commenced December 12, 1994)(a)	4.24%	11.68%	6.83%	8.08%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
MidCap Growth	0.90%	0.90%

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns reflect any fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)

The Russell Midcap® Growth Index, an unmanaged index, measures the performance of the mid-cap growth segment at the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, taxes, or expenses. Inception date of the Index return is December 1, 1994 as daily value was unavailable at December 12, 1994, the Fund’s inception date.

(d)	The Fund’s expense ratios, both net (net of applicable fee waivers and/or expense limitations) and gross (before fee waivers and/or expense limitations), set forth above are as of the most recent publicly available prospectus for the Fund (March 1, 2016) and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time by the Adviser. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments

October 31, 2016

Shares	Description	Value
Common Stocks – 95.7%
Commercial Services – 9.3%
9,700	Equifax, Inc.	$ 1,202,509
7,700	FleetCor Technologies, Inc.	1,349,810
14,700	Gartner, Inc.*	1,264,788
30,800	KAR Auction Services, Inc.	1,311,464
14,800	MSCI, Inc.	1,186,812
25,100	Nielsen Holdings PLC	1,130,002
15,500	Omnicom Group, Inc.	1,237,210
9,700	The Dun & Bradstreet Corp.	1,211,045

		9,893,640

Communications* – 1.3%
11,900	SBA Communications Corp. Class A	1,348,032

Consumer Durables – 5.9%
24,700	Harley-Davidson, Inc.	1,408,394
6,400	Mohawk Industries, Inc.*	1,179,520
24,936	Newell Brands, Inc.	1,197,427
27,400	The Toro Co.	1,311,912
7,900	Whirlpool Corp.	1,183,578

		6,280,831

Consumer Non-Durables – 7.3%
28,400	Brown-Forman Corp. Class B	1,311,228
14,100	Carter’s, Inc.	1,217,394
27,100	Church & Dwight Co., Inc.	1,307,846
14,200	Dr Pepper Snapple Group, Inc.	1,246,618
13,500	McCormick & Co., Inc.	1,294,245
13,800	The Hershey Co.	1,413,948

		7,791,279

Consumer Services – 8.7%
18,700	Marriott International, Inc. Class A	1,284,690
6,600	Panera Bread Co. Class A*	1,259,016
60,500	Regal Entertainment Group Class A	1,301,355
44,950	Rollins, Inc.*	1,385,359
48,800	Service Corp. International	1,249,280
25,700	Six Flags Entertainment Corp.	1,430,205
19,900	Wyndham Worldwide Corp.	1,310,216

		9,220,121

Distribution Services – 2.5%
18,600	MSC Industrial Direct Co., Inc. Class A	1,354,080
6,100	W.W. Grainger, Inc.	1,269,532

		2,623,612

Electronic Technology – 7.4%
20,000	Amphenol Corp. Class A	1,318,600
53,400	Cadence Design Systems, Inc.*	1,365,972
21,800	Linear Technology Corp.	1,309,308
17,400	Motorola Solutions, Inc.	1,262,892
16,000	Rockwell Collins, Inc.	1,349,120
4,600	TransDigm Group, Inc.*	1,253,316

		7,859,208

Finance – 10.3%
9,500	Boston Properties, Inc.	1,144,560
18,700	CBOE Holdings, Inc.	1,182,027

Shares	Description	Value
Common Stocks – (continued)
Finance – (continued)
13,000	Erie Indemnity Co. Class A	$ 1,331,070
17,200	Extra Space Storage, Inc.	1,258,180
8,300	Federal Realty Investment Trust	1,205,409
14,500	Life Storage, Inc.	1,169,425
16,200	Morningstar, Inc.	1,144,206
19,700	T. Rowe Price Group, Inc.	1,260,997
18,500	Ventas, Inc.	1,253,375

		10,949,249

Health Services* – 3.4%
20,700	Cerner Corp.	1,212,606
9,400	Laboratory Corp. of America Holdings	1,178,196
20,400	MEDNAX, Inc.	1,249,500

		3,640,302

Health Technology – 6.6%
12,200	Bio-Techne Corp.	1,268,678
5,700	C. R. Bard, Inc.	1,235,076
10,800	Edwards Lifesciences Corp.*	1,028,376
33,800	Hologic, Inc.*	1,217,138
6,900	The Cooper Cos., Inc.	1,214,676
10,000	Zimmer Biomet Holdings, Inc.	1,054,000

		7,017,944

Process Industries – 3.6%
24,400	Crown Holdings, Inc.*	1,323,700
24,900	RPM International, Inc.	1,183,746
28,700	Sealed Air Corp.	1,309,581

		3,817,027

Producer Manufacturing – 9.7%
28,000	AMETEK, Inc.	1,234,800
17,800	Graco, Inc.	1,333,220
14,200	IDEX Corp.	1,227,448
3,200	Mettler-Toledo International, Inc.*	1,293,056
22,600	PACCAR, Inc.	1,241,192
7,400	Roper Technologies, Inc.	1,282,494
10,000	Valmont Industries, Inc.	1,279,500
17,700	Wabtec Corp.	1,368,387

		10,260,097

Retail Trade – 6.0%
1,800	AutoZone, Inc.*	1,335,888
26,500	Dunkin’ Brands Group, Inc.	1,281,540
19,300	Foot Locker, Inc.	1,288,661
4,700	O’Reilly Automotive, Inc.*	1,242,868
20,400	Ross Stores, Inc.	1,275,816

		6,424,773

Technology Services – 12.4%
14,100	ANSYS, Inc.*	1,288,035
13,000	Fiserv, Inc.*	1,280,240
15,100	Jack Henry & Associates, Inc.	1,223,402
34,000	Liberty Ventures Series A*	1,356,600
21,800	Paychex, Inc.	1,203,360
29,500	PTC, Inc.*	1,399,480

12	The accompanying notes are an integral part of these financial statements.

COMMERCE MIDCAP GROWTH FUND

Shares	Description	Value
Common Stocks – (continued)
Technology Services – (continued)
17,100	Red Hat, Inc.*	$ 1,324,395
27,400	Total System Services, Inc.	1,366,712
23,300	Vantiv, Inc. Class A*	1,359,788
16,900	VeriSign, Inc.*	1,419,938

		13,221,950

Transportation – 1.3%
19,700	Landstar System, Inc.	1,401,655

TOTAL COMMON STOCKS
(Cost $90,613,512)		$101,749,720

Exchange Traded Fund – 2.1%
23,600	iShares Russell Midcap Growth Index Fund
(Cost $2,311,975)		$ 2,203,768

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 2.1%
Repurchase Agreement – 2.1%
State Street Bank & Trust Co.
$2,190,000	0.010%	11/01/16	$2,190,000
Maturity Value: $2,190,000
(Cost $2,190,000)

TOTAL INVESTMENTS – 99.9%
(Cost $95,115,487)			$106,143,488

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%			126,316

NET ASSETS – 100.0%			$106,269,804

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Repurchase agreement was entered into on October 31, 2016. This agreement was fully collateralized by $2,155,000 U.S. Treasury Note, 2.125%, due 09/30/21 with a market value of $2,238,366.

PORTFOLIO COMPOSITION

	AS OF 10/31/2016	AS OF 10/31/15

Technology Services	12.4%	6.4%
Finance	10.3	9.8
Producer Manufacturing	9.7	9.9
Commercial Services	9.3	7.4
Consumer Services	8.7	8.2
Electronic Technology	7.4	8.6
Consumer Non-Durables	7.3	9.7
Health Technology	6.6	8.3
Retail Trade	6.0	10.2
Consumer Durables	5.9	4.5
Process Industries	3.6	2.5
Health Services	3.4	3.6
Distribution Services	2.5	1.2
Exchange Traded Fund	2.1	4.8
Transportation	1.3	1.1
Communications	1.3	1.3
Short-term Investment	2.1	2.6

TOTAL INVESTMENTS	99.9%	100.1%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies, including exchange traded funds, held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	13

COMMERCE BOND FUND

Bond Fund Overview

We present you with the annual report for the Commerce Bond Fund for the one-year period ended October 31, 2016.

A conversation with Scott Colbert, Portfolio Manager of the Bond Fund.

Q: How did the Fund perform over the review period?

A: Over the one-year period ended October 31, 2016, the Fund generated a cumulative total return of 4.79%. This return compares to the 4.37% cumulative total return of the Fund’s benchmark index, the Bloomberg Barclays U.S. Aggregate Bond Index.

Q: What were the material factors that affected the Fund’s performance relative to its benchmark during the reporting period?

A: Several factors helped the Fund’s performance exceed its benchmark during the reporting period. Most of the outperformance was attributed to the Fund’s overweight position in corporate bonds. Performance was aided by spread tightening in this sector. Low default rates and a stable economy contributed to the decline in the risk premium for corporate bonds.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: The Fund’s duration target relative to its benchmark was moved from 5%-10% short to being 0%-5% short. Exposure to mortgage-backed securities was increased as new funds became available. Also, the Fund’s exposure to BBB rated holdings (medium grade securities) was increased during the period.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: Maintaining the Fund’s overweight position in BBB rated holdings relative to its benchmark assisted performance. Excess return calculations show that BBB rated holdings performed the best on the investment grade credit rating spectrum during the period.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: Maintaining below benchmark exposure to the longer maturity buckets (25 years and over) and keeping the Fund’s overall duration lower than the benchmark’s duration detracted from performance during the period. Treasury yields declined across the yield curve for the past twelve months, which was more favorable for a duration neutral approach rather than being shorter than the benchmark’s duration.

COMMERCE BOND FUND

Performance Summary

October 31, 2016 (Unaudited)

The following is performance information for the Commerce Bond Fund (“Bond Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2015 - October 31, 2016	Fund Total Return(a)	Index Total Return(c)	Index
Bond Fund	4.79%	4.37%	Bloomberg Barclays U.S. Aggregate Bond(c)

Standardized Average Annual Total Return through September 30, 2016(b)

Standardized Average Annual Total Return through September 30, 2016(b)	One Year	Five Years	Ten Years	Since Inception
Bond Fund (commenced December 12, 1994)(a)	5.18%	3.87%	5.69%	5.99%
Bloomberg Barclays U.S. Aggregate Bond Index (as of December 12, 1994)(c)	5.19%	3.08%	4.79%	5.99%

Bond Fund 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2006 through October 31, 2016.

Average Annual Total Return through October 31, 2016	One Year	Five Years	Ten Years	Since Inception
Bond Fund (commenced December 12, 1994)(a)	4.79%	3.73%	5.58%	5.94%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
Bond Fund	0.68%	0.68%

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns reflect any fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities. The Index figures do not reflect any deduction for fees, taxes or expenses.

(d)	The Fund’s expense ratios, both net (net of applicable fee waivers and/or expense reimbursements) and gross (before fee waivers and/or expense reimbursements), set forth above are as of the most recent publicly available prospectus for the Fund (March 1, 2016) and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes, acquired fund fees and expenses and extraordinary expenses. This agreement will remain in place through March 1, 2017. After this date, the Adviser or the Fund may terminate the contractual arrangement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE BOND FUND

Schedule of Investments

October 31, 2016

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 13.7%
Auto – 3.3%
Avis Budget Rental Car Funding AESOP LLC Series 2015-2A, Class A(a)
$ 5,200,000	2.630%	12/20/21	$5,243,263
CPS Auto Trust Series 2012-B, Class A(a)
286,362	2.520	09/16/19	287,392
Exeter Automobile Receivables Trust Series 2014-3A, Class A(a)
232,177	1.320	01/15/19	231,951
Ford Credit Auto Owner Trust Series 2016-REV1, Class A(a)
7,000,000	2.310	08/15/27	7,128,969
Ford Credit Floorplan Master Owner Trust Series 2012-2, Class A
3,000,000	1.920	01/15/19	3,004,916
Hertz Vehicle Financing II LP Series 2015-2A, Class A(a)
5,000,000	2.020	09/25/19	4,974,098
NextGear Floorplan Master Owner Trust Series 2015-1A, Class A(a)
4,500,000	1.800	07/15/19	4,501,552
NextGear Floorplan Master Owner Trust Series 2016-2A, Class A2(a)
4,845,000	2.190	09/15/21	4,836,866
Oscar US Funding Trust Series 2014-1A, Class A3(a)
5,821,430	1.720	04/15/19	5,778,515

			35,987,522

Credit Card – 0.5%
Cabela’s Credit Card Master Note Trust Series 2015-2, Class A1
5,680,000	2.250	07/17/23	5,760,940

Equipment(a) – 0.8%
Cronos Containers Program Ltd. Series 2013-1A, Class A
650,000	3.080	04/18/28	629,105
Cronos Containers Program Ltd. Series 2014-2A, Class A
3,935,185	3.270	11/18/29	3,813,471
Dong Fang Container Finance II SPV Ltd. Series 2014-1A, Class A1
2,395,833	1.950	11/25/39	2,349,823
Global SC Finance SRL Series 2013-1A, Class A
1,911,000	2.980	04/17/28	1,843,948

			8,636,347

Home Equity – 4.2%
Accredited Mortgage Loan Trust Series 2004-4, Class A1B(b)
1,231,270	1.305	01/25/35	1,195,263
Ameriquest Mortgage Securities, Inc. Series 2004-FR1W, Class A6(b)
1,329,269	4.580	05/25/34	1,323,738
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5(c)
2,318,225	5.907	06/25/32	2,269,926
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-1, Class 2A2(b)
4,310,762	0.985	12/25/33	4,055,007

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity – (continued)
Countrywide Asset-Backed Certificates Series 2005-SD2, Class M2(a)(b)
$ 188,716	1.620%	08/25/35	$188,476
Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(a)(b)
753,991	0.734	02/25/37	474,887
Equifirst Mortgage Loan Trust Series 2003-2, Class 2A2(c)
420,140	4.250	09/25/33	423,061
Equity One ABS, Inc. Series 2004-2, Class AF5(c)
450,000	5.699	07/25/34	444,702
Home Partners of America Trust Seriies 2016-1, Class A(a)(b)
4,545,659	2.185	03/17/33	4,594,872
Invitation Homes Trust Series 2013-SFR1, Class A(a)(b)
3,304,297	1.685	12/17/30	3,304,295
Invitation Homes Trust Series 2015-SFR2, Class A(a)(b)
4,404,787	1.881	06/17/32	4,423,523
Irwin Home Equity Series 2005-A, Class A3(b)
1,011,304	1.285	02/25/34	984,530
JPMorgan Mortgage Acquisition Corp. Series 2006-CH1, Class A5(b)
3,252,497	0.755	07/25/36	3,145,146
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE1, Class M1(b)
6,106,202	1.200	12/25/34	5,515,396
Progress Residential Trust Series 2015-SFR3, Class A(a)
3,514,295	3.067	11/12/32	3,594,689
Renaissance Home Equity Loan Trust Series 2005-3, Class AF3(c)
286,354	4.814	11/25/35	288,226
Renaissance Home Equity Loan Trust Series 2005-3, Class AF4(c)
1,125,000	5.140	11/25/35	1,074,908
Residential Asset Mortgage Products, Inc. Series 2003-RZ3, Class A6(c)
140,075	3.900	03/25/33	142,253
Residential Asset Mortgage Products, Inc. Series 2003-RZ4, Class A6(c)
1,745,208	5.990	10/25/33	1,807,741
Southern Pacific Secured Asset Corp. Series 1998-2, Class A7(c)
2,249,444	6.740	07/25/29	2,303,510
Structured Asset Investment Loan Trust Series 2003-BC5, Class M1(b)
1,039,619	1.650	06/25/33	1,013,465
Structured Asset Securities Corp. Series 2005-9XS, Class 1A3A(c)
978,729	5.250	06/25/35	988,288
Terwin Mortgage Trust Series 2005-16HE, Class AF2(c)
180,874	4.338	09/25/36	183,936
Wells Fargo Home Equity Trust Series 2006-2, Class A4(b)
2,361,512	0.775	07/25/36	2,310,003

			46,049,841

16	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Manufactured Housing – 0.2%
Green Tree Financial Corp. Series 1993-4, Class A5
$ 38,849	7.050%	01/15/19	$39,423
Green Tree Financial Corp. Series 1997-3, Class A6
12,704	7.320	03/15/28	13,112
Green Tree Financial Corp. Series 1998-3, Class A5
1,443,659	6.220	03/01/30	1,514,107
Green Tree Financial Corp. Series 1998-3, Class A6(b)
180,317	6.760	03/01/30	191,224
Lehman Manufactured Housing Contract Series 2001-B, Class A3
93,955	4.350	04/15/40	95,633
Mid-State Trust Series 11, Class A1
257,120	4.864	07/15/38	273,553

			2,127,052

Other – 2.8%
ARL Second LLC Series 2014-1A, Class A1(a)
2,268,990	2.920	06/15/44	2,235,083
FirstKey Lending Trust Series 2015-SFR1, Class A(a)
675,928	2.553	03/09/47	679,581
GreatAmerica Leasing Receivables Funding LLC Series 2016-1, Class A3(a)
3,500,000	1.730	06/20/19	3,507,776
Longtrain Leasing III LLC Series 2015-1A, Class A1(a)
4,916,677	2.980	01/15/45	4,860,258
NP SPE II LLC Series 2016-1A, Class A1(a)
3,853,428	4.164	04/20/46	3,930,709
Sofi Professional Loan Program LLC Series 2016-B, Class A2B(a)
3,410,000	2.740	10/25/32	3,477,571
State of Hawaii Department of Business Economic Development & Tourism Series 2014-A, Class A2
8,000,000	3.242	01/01/31	8,261,920
TAL Advantage V LLC Series 2014-3A, Class A(a)
4,041,667	3.270	11/21/39	3,913,196

			30,866,094

Student Loans – 1.9%
DRB Prime Student Loan Trust Series 2016-B, Class A2(a)
3,726,035	2.890	06/25/40	3,763,333
Navient Private Education Loan Trust Series 2015-AA, Class A2A(a)
8,000,000	2.650	12/15/28	8,114,728
Northstar Education Finance, Inc. Series 2005-1, Class A5(b)
808,104	1.640	10/30/45	784,402
SLM Student Loan Trust Series 2011-A, Class A2(a)
3,744,395	4.370	04/17/28	3,863,680
South Carolina Student Loan Corp. Series 2015-A, Class A(b)
4,447,417	2.025	01/25/36	4,113,572

			20,639,715

TOTAL ASSET-BACKED SECURITIES
(Cost $147,047,575)			$150,067,511

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 7.4%
California(d) – 1.6%
Anaheim California Public Financing Authority Revenue Bonds Build America Bonds
$ 4,000,000	5.685%	10/01/40	$5,011,400
Foothill-De Anza CA Community College District GO Bonds (Taxable - Election of 2006) Series E
1,730,000	3.223	08/01/38	1,678,221
Hillsborough School District GO Bonds Capital Appreciation Election 2002 C(e)
10,590,000	0.000	09/01/42	2,144,263
11,420,000	0.000	09/01/43	2,130,630
Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B
3,000,000	6.507	08/01/43	4,213,590
San Mateo Union High School District GO Bonds Refunding Taxable Series B
2,055,000	2.520	09/01/20	2,130,398

			17,308,502

District of Columbia(d) – 0.5%
Metropolitan Washington D.C. Airport Authority System Revenue Bonds Series B
5,000,000	5.250	10/01/25	5,586,700

Florida – 0.2%
Inland Protection Financing Corp. Florida Revenue Bonds Build America Bonds Series 2010
2,000,000	4.700	07/01/19	2,146,400

Idaho(a)(d) – 0.4%
Idaho Housing & Finance Association Economic Development Revenue Bonds Taxable (Facilities Project) Series 2011
4,100,000	7.000	01/01/31	4,716,968

Illinois – 0.2%
Will County Community Consolidated School District No. 30-C Troy Township Taxable GO Series 2007 (AGM)(d)
1,100,000	5.650	10/01/18	1,140,337
Will County Forest Preservation District GO Bonds Build America Bonds Direct Payment Series 2009
1,000,000	5.700	12/15/27	1,238,820

			2,379,157

Indiana(d) – 0.5%
Indianapolis Multi-School Building Corp. Revenue Bonds (Refunding First Mortgage)
5,000,000	3.000	01/15/26	5,012,400

Maryland(d) – 0.1%
Baltimore County Maryland GO Bonds Build America Bonds Consolidated Public Improvement Series B
1,000,000	5.000	11/01/23	1,095,150

Michigan – 0.3%
Cedar Springs MI Public School District GO Bonds (Taxable-Refunding) Series B
1,800,000	2.035	05/01/21	1,819,548

The accompanying notes are an integral part of these financial statements.	17

COMMERCE BOND FUND

Schedule of Investments (continued)

October 31, 2016

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Michigan – (continued)
Utica Community Schools GO Bonds (Taxable-Qualified School Construction-Direct Payment)(d)
$ 1,500,000	5.875%	05/01/22	$1,621,425

			3,440,973

Missouri – 0.9%
Curators University of Missouri System Facilities Revenue Bonds Build America Bonds(d)
2,500,000	5.792	11/01/41	3,420,900
Missouri State Highways & Transit Commission State Road Revenue Bonds Build America Bonds Series 2010(d)
2,800,000	4.820	05/01/23	3,281,040
New Liberty Hospital District Revenue Bonds Build America Bonds Series B
1,345,000	5.704	12/01/19	1,463,225
Saint Louis Special Administrative Board of The Transitional School District GO Bonds (Taxable-Refunding) (MO Direct Deposit) Series B
1,800,000	4.000	04/01/17	1,824,534

			9,989,699

Nevada(d) – 0.3%
Clark County Nevada Sales & Excise Tax Revenue Bonds Build America Bonds Series C
2,525,000	5.100	07/01/21	2,816,082

New Jersey – 0.4%
New Jersey State Economic Development Authority Revenue Bonds (Taxable-Refunding) (School Facilities Construction) Series QQ(d)
3,000,000	1.802	06/15/17	3,009,270
New Jersey State Higher Education Student Assistance Authority Revenue Bonds Student Loan Series 1A (AMT)
1,250,000	4.000	12/01/19	1,323,475

			4,332,745

New York – 0.6%
New York GO Build America Bonds Series 2010(d)
2,000,000	4.908	06/01/21	2,267,600
1,055,000	5.008	06/01/22	1,210,792
New York Housing Development Corporation Multi-Family Housing Revenue Bonds Taxable Series I
2,600,000	1.921	11/01/18	2,626,650

			6,105,042

Ohio(d) – 0.4%
Ohio State GO Build America Bonds Series 2010
2,500,000	3.000	11/01/18	2,598,825
Ohio State GO Build America Bonds Taxable Conservation Project Direct Payment Series C
1,960,000	4.471	03/01/19	2,106,843

			4,705,668

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Pennsylvania(d) – 0.3%
State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)
$ 3,000,000	6.495%	09/15/28	$3,828,270

Puerto Rico – 0.3%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series VV
1,100,000	5.500	07/01/20	748,319
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series ZZ
3,400,000	5.250	07/01/18	2,311,252

			3,059,571

South Carolina(d) – 0.2%
South Carolina State Housing Finance & Development Authority Revenue Bonds Refunding Taxable PAC Series A-2 (FHA)
2,180,000	4.000	07/01/34	2,236,920

Washington(d) – 0.2%
Seattle Municipal Light & Power Revenue Bonds Taxable Clean Renewable Energy Bonds Series C
2,000,000	3.750	06/01/33	2,058,880

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $72,757,898)			$80,819,127

Mortgage-Backed Obligations – 24.9%
Collateralized Mortgage Obligations – 16.5%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(b)
$ 1,022,784	3.035%	04/25/35	$1,018,604
Agate Bay Mortgage Loan Trust Series 2015-3, Class A8(a)(b)
1,744,277	3.000	04/25/45	1,774,993
Agate Bay Mortgage Loan Trust Series 2016-1, Class A5(a)(b)
4,713,181	3.500	12/25/45	4,785,906
Agate Bay Mortgage Loan Trust Series 2016-2, Class A3(a)(b)
1,718,923	3.500	03/25/46	1,757,330
Agate Bay Mortgage Trust Series 2014-3, Class A2(a)(b)
5,448,897	3.500	11/25/44	5,574,053
Banc of America Alternative Loan Trust Series 2004-1, Class 1A1
1,418,925	6.000	02/25/34	1,505,576
Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
597,692	5.500	11/25/20	600,615
Banc of America Alternative Loan Trust Series 2006-3, Class 6A1
112,133	6.000	04/25/36	113,154
Bear Stearns Alt-A Trust Series 2004-8, Class 1A(b)
1,990,964	1.225	09/25/34	1,952,702
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(b)
1,964,401	3.101	11/25/35	1,690,761
Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2(c)
388,459	5.750	01/25/34	398,768

18	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Citicorp Mortgage Securities, Inc. Series 2006-4, Class 3A1
$ 34,194	5.500%	08/25/21	$34,243
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
946,622	6.750	08/25/34	959,019
Citigroup Mortgage Loan Trust, Inc. Series 2005-10, Class 1A5A(b)
724,874	3.168	12/25/35	650,166
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(b)
288,478	3.049	04/25/37	282,878
Citigroup Mortgage Loan Trust, Inc. Series 2009-5, Class 7A1(a)(b)
372,952	0.875	07/25/36	367,600
Citigroup Mortgage Loan Trust, Inc. Series 2015-A, Class A1(a)(b)
4,259,386	3.500	06/25/58	4,325,131
Citimortgage Alternative Loan Trust Series 2006-A3, Class 2A1
92,811	5.500	07/25/36	92,500
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
208,735	5.250	09/25/19	209,483
Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
90,507	6.500	08/25/32	90,770
Countrywide Alternative Loan Trust Series 2007-J2, Class 2A1
249,794	6.000	07/25/37	240,160
Countrywide Home Loans Trust Series 2004-J1, Class 2A4
121,259	4.750	01/25/19	121,755
Countrywide Home Loans Trust Series 2005-27, Class 2A1
1,121,280	5.500	12/25/35	974,795
Countrywide Home Loans Trust Series 2005-6, Class 2A1
253,937	5.500	04/25/35	247,467
Countrywide Home Loans Trust Series 2005-7, Class 1A1(b)
1,327,578	1.065	03/25/35	1,215,278
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
337,358	5.250	07/25/33	344,980
CS First Boston Mortgage Securities Corp. Series 2005-5, Class 2A9
4,325,059	5.500	07/25/35	4,381,695
CSMC Trust Series 2014-WIN2, Class A3(a)(b)
5,176,271	3.500	10/25/44	5,282,933
EverBank Mortgage Loan Trust Series 2013-2, Class A(a)(b)
3,200,410	3.000	06/25/43	3,235,713
FHLMC REMIC PAC Series 1579, Class PM
117,334	6.700	09/15/23	131,434
FHLMC REMIC PAC Series 2103, Class TE
86,377	6.000	12/15/28	100,270
FHLMC REMIC PAC Series 2110, Class PG
418,773	6.000	01/15/29	484,338
FHLMC REMIC Series 2391, Class Z
1,124,661	6.000	12/15/31	1,303,095

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FHLMC REMIC Series 2603, Class C
$ 461,158	5.500%	04/15/23	$508,111
FHLMC REMIC Series 2677, Class BC
77,810	4.000	09/15/18	79,094
FHLMC REMIC Series 2866, Class DH
345,951	4.000	09/15/34	358,467
FHLMC REMIC Series 4272, Class DG
2,210,098	3.000	04/15/43	2,265,737
First Horizon Alternative Mortgage Securities Series 2006-RE1, Class A1
1,789,739	5.500	05/25/35	1,619,543
FNMA REMIC FNIC PAC Series 2001-45, Class WG
134,242	6.500	09/25/31	154,755
FNMA REMIC PAC Series 2003-117, Class KB
3,000,000	6.000	12/25/33	3,486,677
FNMA REMIC PAC Series 2003-14, Class AP
83,947	4.000	03/25/33	88,306
FNMA REMIC PAC Series 2004-53, Class NC
599,829	5.500	07/25/24	651,470
FNMA REMIC Series 2002-73, Class OE
130,852	5.000	11/25/17	132,613
FNMA REMIC Series 2002-82, Class XE
131,149	5.000	12/25/17	132,377
FNMA REMIC Series 2003-83, Class PG
67,500	5.000	06/25/23	69,851
FNMA REMIC Series 2015-2, Class PA
6,520,399	2.250	03/25/44	6,614,189
FNMA REMIC Series 2015-30, Class JA
4,411,720	2.000	05/25/45	4,383,309
FNMA Series 2003-W6, Class 2A32
156,549	6.500	09/25/42	183,016
GNMA REMIC Series 2015-94, Class AT
1,928,849	2.250	07/16/45	1,939,370
GSR Mortgage Loan Trust Series 2004-12, Class 1A1(b)
932,470	0.865	12/25/34	838,947
GSR Mortgage Loan Trust Series 2004-7, Class 1A1(b)
187,638	2.680	06/25/34	179,046
Homestar Mortgage Acceptance Corp. Series 2004-2, Class AV1(b)
183,679	1.225	06/25/34	180,081
Impac CMB Trust Series 2003-2F, Class A(b)
506,720	5.730	01/25/33	522,068
Impac CMB Trust Series 2004-4, Class 1A1(b)
1,652,233	1.165	09/25/34	1,558,803
Impac CMB Trust Series 2004-4, Class 2A2(c)
2,484,808	5.011	09/25/34	2,387,007
Impac Secured Assets Corp. Series 2004-2, Class A6(c)
98,622	5.190	08/25/34	101,133
JPMorgan Alternative Loan Trust Series 2006-S1, Class 1A16
1,540,000	6.000	03/25/36	1,275,515
JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(b)
516,810	4.731	04/25/37	454,053

The accompanying notes are an integral part of these financial statements.	19

COMMERCE BOND FUND

Schedule of Investments (continued)

October 31, 2016

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
JPMorgan Mortgage Trust Series 2013-3, Class A3(a)(b)
$ 2,401,512	3.428%	07/25/43	$2,458,174
JPMorgan Mortgage Trust Series 2014-2, Class 1A1(a)(b)
2,924,551	3.000	06/25/29	3,002,005
JPMorgan Mortgage Trust Series 2015-6, Class A5(a)(b)
3,869,684	3.500	10/25/45	3,929,045
Lehman XS Trust Series 2005-1, Class 1A4(b)
195,183	1.035	07/25/35	188,828
Long Beach Mortgage Loan Trust Series 2003-4, Class AV1(b)
227,322	1.145	08/25/33	208,617
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 6A1(b)
729,237	2.937	07/25/33	718,234
Master Alternative Loans Trust Series 2004-4, Class 1A1
180,432	5.500	05/25/34	180,614
Master Alternative Loans Trust Series 2004-4, Class 8A1
1,122,532	6.500	05/25/34	1,148,488
Master Alternative Loans Trust Series 2004-9, Class A6(c)
348,843	5.143	08/25/34	360,964
Master Asset Securitization Trust Series 2003-10, Class 3A1
90,966	5.500	11/25/33	92,469
Master Asset Securitization Trust Series 2003-7, Class 1A1
145,058	5.500	09/25/33	151,150
Master Asset Securitization Trust Series 2004-3, Class 5A1
6,393	6.250	01/25/32	6,427
Morgan Stanley Dean Witter Capital I Series 2003-HYB1, Class A3(b)
318,286	2.222	03/25/33	289,099
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(b)
1,318,381	6.044	11/25/35	1,278,993
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
1,222,961	6.000	08/25/37	1,058,711
NRP Mortgage Trust Series 2013-1, Class A23(a)(b)
2,966,272	3.250	07/25/43	3,022,681
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates Series 2005-1, Class M3(b)
1,370,000	1.380	02/25/35	1,365,630
PHHMC Mortgage Pass-Through Certificates Series 2008-CIM1, Class 11A1(b)
1,434,621	2.777	05/25/38	1,374,027
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1(b)
955,946	5.602	11/25/21	866,802
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 3A1(b)
33,360	5.529	07/25/35	34,268
Residential Accredit Loans, Inc. Series 2004-QS2, Class CB
1,863,614	5.750	02/25/34	1,905,439
Residential Accredit Loans, Inc. Series 2005-QS11, Class A2(b)
295,884	1.025	07/25/35	242,017

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Residential Asset Securitization Trust Series 2004-A6, Class A1
$ 310,306	5.000%	08/25/19	$310,123
Residential Funding Mortgage Securities I, Inc. Series 2005-S7, Class A5
203,000	5.500	11/25/35	187,513
Residential Funding Mortgage Securities I, Inc. Series 2005-S9, Class A5
663,147	5.750	12/25/35	614,364
Residential Funding Mortgage Securities I, Inc. Series 2006-S12, Class 1A1
268,523	5.500	12/25/21	271,281
Sequoia Mortgage Trust Series 2004-10, Class A1A(b)
634,094	1.152	11/20/34	593,746
Sequoia Mortgage Trust Series 2012-2, Class A3(b)
2,500,000	3.500	04/25/42	2,530,116
Sequoia Mortgage Trust Series 2013-2, Class A1(b)
3,421,291	1.874	02/25/43	3,353,936
Sequoia Mortgage Trust Series 2013-6, Class A1(b)
5,831,664	2.500	05/25/43	5,796,709
Sequoia Mortgage Trust Series 2015-2, Class A10(a)(b)
6,028,701	3.500	05/25/45	6,214,626
Sequoia Mortgage Trust Series 2015-3, Class A4(a)(b)
5,312,687	3.500	07/25/45	5,464,391
Sequoia Mortgage Trust Series 2015-3, Class A5(a)(b)
3,794,776	3.000	07/25/45	3,840,443
Sequoia Mortgage Trust Series 2015-4, Class A1(a)(b)
3,346,832	3.000	11/25/30	3,443,837
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A(b)
1,231,189	3.023	10/25/34	1,242,909
Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class 3A4(b)
255,620	3.087	04/25/34	251,932
Structured Asset Securities Corp. Series 2003-29, Class 5A4
836,218	5.250	09/25/33	847,645
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(b)
476,956	2.921	10/25/33	480,236
Structured Asset Securities Corp. Series 2003-34A, Class 3A3(b)
807,479	3.254	11/25/33	793,262
Structured Asset Securities Corp. Series 2003-34A, Class 6A(b)
388,608	3.212	11/25/33	382,021
Structured Asset Securities Corp. Series 2004-11XS, Class 1A4B(c)
144,019	5.710	06/25/34	144,022
Structured Asset Securities Corp. Series 2005-6, Class 5A2
44,675	5.000	05/25/35	44,993
Structured Asset Securities Corp. Series 2005-6, Class 5A4
62,554	5.000	05/25/35	62,593
Towd Point Mortgage Trust Series 2015-1, Class 1A2(a)(b)
5,000,000	3.250	11/25/60	4,877,267

20	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Towd Point Mortgage Trust Series 2015-4, Class A1B(a)(b)
$ 6,998,432	2.750%	04/25/55	$7,087,892
Towd Point Mortgage Trust Series 2016-2, Class A1(a)(b)
1,765,857	3.000	08/25/55	1,805,407
Towd Point Mortgage Trust Series 2016-3, Class A1(a)(b)
5,588,241	2.250	08/25/55	5,596,620
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4, Class 4A1
448,865	5.500	06/25/20	438,167
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR15, Class 1A2(b)
420,987	2.984	09/25/35	407,947
Wells Fargo Mortgage Backed Securities Trust Series 2007-2, Class 3A5
324,207	5.250	03/25/37	330,819
WinWater Mortgage Loan Trust Series 2015-5, Class A3(a)(b)
12,327,902	3.500	08/20/45	12,664,997
WinWater Mortgage Loan Trust Series 2015-5, Class A5(a)(b)
4,116,551	3.500	08/20/45	4,210,450
WinWater Mortgage Loan Trust Series 2016-1, Class 1A5(a)(b)
6,504,731	3.500	01/20/46	6,608,716

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $173,533,505)			$181,193,365

Commercial Mortgage Obligations – 5.9%
Bayview Commercial Asset Trust Series 2007-6A, Class A4A(a)(b)
$ 5,200,000	2.034%	12/25/37	$3,047,045
Citigroup Commercial Mortgage Trust Series 2013-GC17, Class A2
5,000,000	2.962	11/10/46	5,114,417
Citigroup Commercial Mortgage Trust Series 2015-GC29, Class A2
5,000,000	2.674	04/10/48	5,125,210
Commercial Mortgage Pass Through Certificates Series 2013-CR12, Class A2
2,520,000	2.904	10/10/46	2,573,180
Commercial Mortgage Pass-Through Certificates Series 2014-CR14, Class A2
3,020,000	3.147	02/10/47	3,087,850
Commercial Mortgage Trust Series 2012-CR2, Class A2
559,129	2.025	08/15/45	560,488
Commercial Mortgage Trust Series 2012-CR4, Class A2
1,000,000	1.801	10/15/45	1,003,165
Commercial Mortgage Trust Series 2013-CR6, Class A2
2,035,000	2.122	03/10/46	2,051,222
Commercial Mortgage Trust Series 2014-CR15, Class A2
5,000,000	2.928	02/10/47	5,130,015
Commercial Mortgage Trust Series 2014-LC15, Class A2
700,000	2.840	04/10/47	718,459
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class A2
1,500,000	3.046	04/15/47	1,550,109

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Commercial Mortgage Obligations – (continued)
JPMBB Commercial Mortgage Securities Trust Series 2015-C28, Class A2
$ 1,915,000	2.773%		10/15/48	$1,977,767
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2(a)(b)
3,000,000	2.579		03/10/49	2,955,644
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A2
2,302,041	1.868		11/15/45	2,310,159
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A2
4,000,000	2.916		02/15/47	4,109,018
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21, Class A2
7,830,000	2.933		03/15/48	8,108,736
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A2
5,000,000	2.739		04/15/48	5,154,291
TRU Trust Series 2016-1, Class A(a)(b)
4,500,000	2.790		11/15/30	4,500,000
WF-RBS Commercial Mortgage Trust Series 2014-C19, Class A2
2,455,000	2.895		03/15/47	2,527,477
WF-RBS Commercial Mortgage Trust Series 2014-C20, Class A2
3,500,000	3.036		05/15/47	3,619,064

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
(Cost $65,410,709)				$65,223,316

Mortgage-Backed Pass-Through Obligations – 2.5%
FHLMC
$ 960	8.500%		02/01/19	$965
7,241	8.500		03/01/21	7,318
225,238	7.000		05/01/26	261,528
2,207	7.000		10/01/30	2,213
33,145	7.500		12/01/30	40,855
56,907	7.500		01/01/31	68,276
95,436	7.000		08/01/31	114,915
1,220,034	5.000		05/01/33	1,379,560
269,422	2.747	(b)	05/01/34	284,770
253,405	2.689	(b)	01/01/36	270,459
1,743,953	4.000		06/01/42	1,895,886
2,197,828	3.000		06/01/45	2,235,630
4,316,190	2.754	(b)	07/01/45	4,455,568
FNMA
1,448	9.000		11/01/21	1,461
44,607	9.000		02/01/25	49,192
11,867	6.500		03/01/26	13,647
1,762,995	2.500		05/01/28	1,807,002
12,075	8.000		07/01/28	12,252
37,948	6.500		10/01/28	43,829
57,088	6.000		07/01/29	65,347
12,924	7.500		09/01/29	13,171
41,777	7.000		03/01/31	46,697

The accompanying notes are an integral part of these financial statements.	21

COMMERCE BOND FUND

Schedule of Investments (continued)

October 31, 2016

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Mortgage-Backed Pass-Through Obligations – (continued)
FNMA – (continued)
$ 13,633	7.500%		03/01/31	$15,799
19,275	7.000		11/01/31	20,140
37,928	7.000		01/01/32	38,930
175,394	6.000		12/01/32	203,010
52,176	2.388	(b)	02/01/33	54,617
110,932	5.000		07/01/33	122,688
246,119	2.937	(b)	10/01/34	260,462
257,556	2.697	(b)	02/01/35	271,772
3,804,890	3.500		07/01/35	4,034,732
1,552,455	2.633	(b)	12/01/45	1,599,092
GNMA
93,340	8.000		02/15/22	100,826
31,647	7.500		08/20/25	36,806
166,631	7.500		07/20/26	198,843
115,015	6.500		04/15/31	132,209
177,422	6.500		05/15/31	203,945
7,019,384	2.500		06/20/31	7,138,084

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
(Cost $27,003,032)				$27,502,496

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $265,947,246)				$273,919,177

Corporate Obligations – 45.9%
Aerospace/Defense – 0.3%
Goodrich Corp.
$ 1,000,000	4.875%		03/01/20	$1,088,875
United Technologies Corp.
2,000,000	5.700		04/15/40	2,550,212

				3,639,087

Auto Manufacturers – 0.4%
General Motors Co.
2,000,000	5.000		04/01/35	2,036,556
Hyundai Capital America(a)
2,900,000	2.550		02/06/19	2,943,390

				4,979,946

Beverages – 0.6%
Anheuser-Busch Cos., LLC
4,609,000	6.800		08/20/32	6,043,643
Anheuser-Busch InBev Worldwide, Inc.
500,000	7.750		01/15/19	565,250

				6,608,893

Cable TV – 0.1%
Comcast Corp.
1,250,000	6.400		05/15/38	1,686,930

Chemicals – 0.6%
FMC Corp.
3,000,000	5.200		12/15/19	3,231,279

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Chemicals – (continued)
Praxair, Inc.(d)
$ 2,740,000	3.200%	01/30/26	$2,885,445

			6,116,724

Commercial Banks – 4.7%
Citizens Bank NA(d)
3,000,000	2.450	12/04/19	3,042,171
Commonwealth Bank of Australia(a)
3,400,000	2.250	03/16/17	3,414,997
Cooperatieve Rabobank UA/NY
4,510,000	2.250	01/14/19	4,569,708
Credit Suisse New York
3,000,000	3.000	10/29/21	3,077,733
Deutsche Bank AG
2,000,000	3.125	01/13/21	1,950,890
HSBC USA, Inc.
1,052,000	9.300	06/01/21	1,321,610
Huntington Bancshares, Inc.(d)
1,850,000	3.150	03/14/21	1,908,910
KeyBank NA
4,000,000	3.400	05/20/26	4,056,696
Lloyds Bank PLC
1,640,000	6.375	01/21/21	1,910,626
Manufacturers & Traders Trust Co.(d)
5,840,000	2.250	07/25/19	5,936,804
PNC Bank NA
1,900,000	6.875	04/01/18	2,037,792
2,500,000	2.950(d)	01/30/23	2,544,552
Santander UK PLC
1,000,000	3.050	08/23/18	1,021,103
The Toronto-Dominion Bank
2,765,000	1.800	07/13/21	2,748,758
U.S. Bancorp(d)
2,050,000	3.600	09/11/24	2,174,091
UBS AG
7,161,000	7.375	06/15/17	7,414,327
Wells Fargo Bank NA(f)
2,000,000	6.180	02/15/36	2,305,528

			51,436,296

Commercial Services – 1.2%
Community Health Network, Inc.
2,225,000	4.237	05/01/25	2,325,094
Henry J. Kaiser Family Foundation
6,250,000	3.356	12/01/25	6,376,962
Northwestern University
1,000,000	4.643	12/01/44	1,196,277
The Corporation of Gonzaga University
3,500,000	4.158	04/01/46	3,482,346

			13,380,679

22	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Communications Equipment – 0.5%
Cisco Systems, Inc.
$ 2,700,000	4.450%		01/15/20	$2,937,659
2,000,000	2.450		06/15/20	2,052,588

				4,990,247

Consumer Services – 0.1%
Kimberly-Clark Corp.
1,000,000	2.750		02/15/26	1,020,477

Diversified Manufacturing – 0.2%
Parker-Hannifin Corp.
2,000,000	3.500		09/15/22	2,156,622

Electric – 1.7%
Duke Energy Progress LLC(d)
2,000,000	2.800		05/15/22	2,082,300
Emerson Electric Co.
1,000,000	6.125		04/15/39	1,340,194
Maxim Integrated Products, Inc.(d)
5,016,000	3.375		03/15/23	5,082,242
Ohio Power Co.
2,870,000	5.850		10/01/35	3,470,335
PacifiCorp
2,000,000	3.850	(d)	06/15/21	2,172,386
1,900,000	6.100		08/01/36	2,490,691
Southern California Edison Co.
1,000,000	5.550		01/15/37	1,260,021
The Connecticut Light & Power Co.
415,000	5.650		05/01/18	442,304

				18,340,473

Financial – 8.9%
Air Lease Corp.(d)
3,000,000	3.375		01/15/19	3,083,976
1,175,000	3.875		04/01/21	1,243,174
American Express Credit Corp.
4,700,000	2.250		08/15/19	4,779,947
American Honda Finance Corp.(a)
1,800,000	1.500		09/11/17	1,807,483
Bank of America Corp.
3,325,000	5.700		01/24/22	3,840,920
3,000,000	4.000		01/22/25	3,084,579
Bank One Corp.(c)
1,000,000	8.530		03/01/19	1,144,202
BlackRock, Inc.
5,000,000	4.250		05/24/21	5,519,925
Blackstone Holdings Finance Co. LLC(a)
1,000,000	6.625		08/15/19	1,128,672
3,000,000	5.875		03/15/21	3,446,556
Caterpillar Financial Services Corp.
2,300,000	2.100		06/09/19	2,334,238
CDP Financial, Inc.(a)
1,000,000	3.150		07/24/24	1,055,667
Citicorp Lease Pass-Through Trust 1999-1(a)
2,500,000	8.040		12/15/19	2,916,025

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Financial – (continued)
Citigroup, Inc.
$ 3,000,000	5.500%		09/13/25	$3,378,201
3,500,000	4.125		07/25/28	3,586,975
CME Group, Inc.
1,685,000	3.000		09/15/22	1,773,478
Ford Motor Credit Co. LLC
1,000,000	6.625		08/15/17	1,038,820
1,725,000	3.336		03/18/21	1,773,731
2,500,000	4.134		08/04/25	2,598,060
Franklin Resources, Inc.
5,000,000	2.850		03/30/25	5,104,760
General Electric Co.(b)(d)
1,894,000	5.000		01/21/49	2,006,504
General Motors Financial Co., Inc.(d)
2,000,000	4.200		03/01/21	2,104,078
Invesco Finance PLC
6,509,000	3.125		11/30/22	6,768,266
JPMorgan Chase & Co.
300,000	6.000		01/15/18	315,843
1,600,000	2.250	(d)	01/23/20	1,611,122
2,000,000	4.350		08/15/21	2,184,084
150,000	1.884	(b)	04/26/23	147,660
Legg Mason, Inc.
3,895,000	5.625		01/15/44	3,959,338
Morgan Stanley & Co.
4,375,000	4.100		05/22/23	4,609,622
National Rural Utilities Cooperative Finance Corp.(d)
5,000,000	2.000		01/27/20	5,032,480
PNC Financial Services Group, Inc.(b)(d)
2,500,000	6.750		12/31/49	2,775,000
The Charles Schwab Corp.
2,500,000	1.500	(d)	03/10/18	2,511,100
2,500,000	3.225		09/01/22	2,632,862
Toyota Motor Credit Corp.
1,000,000	2.000		10/24/18	1,012,428
Voya Financial, Inc.
1,800,000	3.650		06/15/26	1,787,765
Wells Fargo & Co.
2,500,000	4.100		06/03/26	2,626,572
1,500,000	4.650		11/04/44	1,550,424

				98,274,537

Food – 0.9%
Campbell Soup Co.
235,000	3.050		07/15/17	237,943
Danone SA(a)
2,700,000	3.000		06/15/22	2,797,643
PepsiCo, Inc.(d)
2,190,000	4.450		04/14/46	2,443,217
Pernod-Ricard SA(a)
3,500,000	5.750		04/07/21	3,998,351

				9,477,154

The accompanying notes are an integral part of these financial statements.	23

COMMERCE BOND FUND

Schedule of Investments (continued)

October 31, 2016

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Hardware – 0.9%
Intel Corp.
$ 400,000	2.450%	07/29/20	$412,135
5,000,000	3.100	07/29/22	5,278,780
Xilinx, Inc.
4,425,000	3.000	03/15/21	4,564,967

			10,255,882

Health Technology – 0.1%
Amgen, Inc.
1,295,000	6.400	02/01/39	1,642,472

Healthcare-Products – 0.2%
Medtronic, Inc.
1,875,000	3.150	03/15/22	1,976,711

Healthcare-Services – 0.8%
Mayo Clinic
2,600,000	3.774	11/15/43	2,628,618
Mission Health System, Inc.
5,710,000	3.033	10/01/22	5,658,193
UnitedHealth Group, Inc.
250,000	1.400	10/15/17	250,616

			8,537,427

Household Products(d) – 0.2%
Leggett & Platt, Inc.
2,200,000	3.800	11/15/24	2,277,396

Industrial – 0.3%
Receipts on Corporate Securities Trust NSC-1998-1
366,234	6.375	05/15/17	369,841
Rockwell Automation, Inc.(d)
2,850,000	2.050	03/01/20	2,884,399

			3,254,240

Insurance – 3.6%
American International Group, Inc.(d)
2,000,000	3.750	07/10/25	2,087,878
Assured Guaranty US Holdings, Inc.
1,500,000	5.000	07/01/24	1,664,148
Berkshire Hathaway Finance Corp.
5,000,000	3.000	05/15/22	5,249,150
CNA Financial Corp.
2,215,000	7.350	11/15/19	2,536,746
Guardian Life Global Funding(a)
2,000,000	2.000	04/26/21	2,000,598
Liberty Mutual Group, Inc.(a)
1,110,000	4.250	06/15/23	1,199,014
MassMutual Global Funding II(a)
2,000,000	2.100	08/02/18	2,028,188
2,400,000	2.000	04/15/21	2,397,214
MetLife, Inc.(d)
2,055,000	10.750	08/01/69	3,359,925
New York Life Global Funding(a)
3,000,000	2.000	04/13/21	3,007,992

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Insurance – (continued)
PartnerRe Finance B LLC
$ 525,000	5.500%		06/01/20	$581,369
Principal Life Global Funding II(a)
2,000,000	2.200		04/08/20	2,013,230
Prudential Financial, Inc.(b)(d)
2,000,000	5.875		09/15/42	2,190,000
Reinsurance Group of America, Inc.
2,000,000	6.450		11/15/19	2,252,796
2,100,000	5.000		06/01/21	2,285,936
Sirius International Group Ltd.(a)
1,269,000	6.375		03/20/17	1,285,491
Travelers Property Casualty Corp.
2,493,000	7.750		04/15/26	3,345,317

				39,484,992

Media – 0.8%
21st Century Fox America, Inc.
1,000,000	7.125		04/08/28	1,300,989
CBS Corp.
2,500,000	7.875		09/01/23	3,137,538
Time Warner, Inc.(d)
4,380,000	3.600		07/15/25	4,551,674

				8,990,201

Metals & Mining – 0.9%
Freeport-McMoRan Copper & Gold, Inc.
1,000,000	2.375		03/15/18	987,500
Glencore Funding LLC(a)
403,000	2.500		01/15/19	403,455
Rio Tinto Finance USA Ltd.
3,000,000	5.200		11/02/40	3,435,162
The Timken Co.
2,000,000	3.875	(d)	09/01/24	1,985,324
2,750,000	6.875		05/08/28	3,336,130

				10,147,571

Oil & Gas – 3.5%
Apache Corp.
2,835,000	5.100	(d)	09/01/40	2,995,456
1,360,000	7.375		08/15/47	1,818,075
BP Capital Markets PLC
3,835,000	3.245		05/06/22	4,001,251
3,250,000	2.750		05/10/23	3,281,944
Energen Corp.(d)
2,000,000	4.625		09/01/21	2,020,000
Exxon Mobil Corp.(d)
3,000,000	2.726		03/01/23	3,067,350
Halliburton Co.(d)
5,000,000	5.000		11/15/45	5,462,740
HollyFrontier Corp.(d)
3,850,000	5.875		04/01/26	4,091,626
Marathon Oil Corp.(d)
2,000,000	2.700		06/01/20	1,972,240

24	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Oil & Gas – (continued)
Phillips 66(d)
$ 3,000,000	4.650%	11/15/34	$3,174,729
Rowan Cos., Inc.(d)
1,000,000	4.750	01/15/24	840,000
Statoil ASA
2,360,000	2.250	11/08/19	2,401,418
Tosco Corp.
2,095,000	8.125	02/15/30	2,870,150

			37,996,979

Pharmaceuticals – 1.9%
Actavis Funding SCS(d)
2,000,000	3.000	03/12/20	2,059,198
AstraZeneca PLC
3,000,000	1.950	09/18/19	3,035,643
Bayer US Finance LLC(a)
2,000,000	2.375	10/08/19	2,028,046
Johnson & Johnson
5,970,000	5.950	08/15/37	8,436,249
Pfizer, Inc.
2,900,000	7.200	03/15/39	4,337,284
Pharmacia LLC
475,000	6.500	12/01/18	524,495

			20,420,915

Pipelines – 2.3%
Buckeye Partners LP(d)
2,000,000	4.150	07/01/23	2,049,680
DCP Midstream LLC
3,397,000	8.125	08/16/30	3,855,595
DCP Midstream Operating LP(d)
3,000,000	3.875	03/15/23	2,917,500
Energy Transfer Partners LP(d)
3,000,000	4.900	03/15/35	2,814,054
Kinder Morgan Energy Partners LP
4,175,000	5.800	03/15/35	4,381,308
ONEOK Partners LP
875,000	8.625	03/01/19	996,695
Tennessee Gas Pipeline Co. LLC
628,000	8.375	06/15/32	790,270
1,450,000	7.625	04/01/37	1,736,842
TransCanada Pipelines Ltd.(d)
2,500,000	4.875	01/15/26	2,866,707
Williams Partners LP/ACMP Finance Corp.(d)
3,390,000	4.875	05/15/23	3,433,277

			25,841,928

Process Industries – 0.4%
International Paper Co.
2,925,000	8.700	06/15/38	4,309,230

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Real Estate(d) – 4.0%
CBRE Services, Inc.
$ 4,700,000	4.875%	03/01/26	$4,915,359
Columbia Property Trust Operating Partnership LP
2,485,000	4.150	04/01/25	2,566,021
Digital Realty Trust LP
3,230,000	3.950	07/01/22	3,413,180
Hospitality Properties Trust
1,685,000	4.650	03/15/24	1,720,649
Mid-America Apartments LP
1,860,000	4.300	10/15/23	2,001,788
National Retail Properties, Inc.
1,000,000	3.900	06/15/24	1,049,461
Piedmont Operating Partnership LP
1,290,000	3.400	06/01/23	1,259,881
2,800,000	4.450	03/15/24	2,899,758
Post Apartment Homes LP
1,500,000	3.375	12/01/22	1,527,721
Select Income REIT
3,000,000	4.150	02/01/22	3,034,695
Simon Property Group LP
2,815,000	3.750	02/01/24	3,021,846
UDR, Inc.
2,640,000	3.750	07/01/24	2,775,287
Ventas Realty LP
2,910,000	3.500	02/01/25	2,976,424
Washington Real Estate Investment Trust
1,580,000	3.950	10/15/22	1,610,191
Weingarten Realty Investors
1,000,000	3.850	06/01/25	1,030,621
1,660,000	3.250	08/15/26	1,637,404
Welltower, Inc.
2,450,000	4.250	04/01/26	2,614,018
WP Carey, Inc.
2,000,000	4.600	04/01/24	2,083,292
1,575,000	4.000	02/01/25	1,573,682

			43,711,278

Retail – 0.6%
CVS Pass-Through Trust(a)
3,066,201	7.507	01/10/32	3,893,502
O’Reilly Automotive, Inc.(d)
1,000,000	3.800	09/01/22	1,052,366
Wal-Mart Stores, Inc.
1,250,000	6.200	04/15/38	1,732,269

			6,678,137

Software – 0.4%
Adobe Systems, Inc.
563,000	4.750	02/01/20	615,378

The accompanying notes are an integral part of these financial statements.	25

COMMERCE BOND FUND

Schedule of Investments (continued)

October 31, 2016

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Software – (continued)
Symantec Corp.(d)
$ 3,500,000	3.950%		06/15/22	$3,561,796

				4,177,174

Sovereign Agency – 0.2%
Resolution Funding Corp.
1,500,000	8.125		10/15/19	1,798,872

Telecommunications – 1.6%
AT&T, Inc.
2,150,000	6.375		03/01/41	2,535,865
1,500,000	4.800	(d)	06/15/44	1,476,741
3,443,000	4.550	(a)(d)	03/09/49	3,242,590
SBA Tower Trust(a)(d)
5,000,000	2.877		7/15/46	5,063,257
Verizon Communications, Inc.(d)
4,630,000	4.150		03/15/24	5,016,984

				17,335,437

Transportation(d) – 0.2%
Burlington Northern Santa Fe LLC
1,220,000	4.950		09/15/41	1,423,783
Union Pacific Corp.
500,000	4.750		09/15/41	569,927

				1,993,710

Utilities – 2.3%
Arizona Public Service Co.
2,150,000	6.875		08/01/36	2,985,991
Commonwealth Edison Co.
1,645,000	6.450		01/15/38	2,284,385
Entergy Louisiana LLC(d)
3,000,000	3.780		04/01/25	3,187,425
Gulf Power Co.(d)
1,250,000	4.550		10/01/44	1,312,603
KeySpan Corp.
3,375,000	8.000		11/15/30	4,670,592
Louisville Gas & Electric Co.(d)
1,850,000	4.650		11/15/43	2,115,053
Pacific Gas & Electric Co.
2,000,000	6.350		02/15/38	2,707,890
PPL Electric Utilities Corp.(d)
1,025,000	4.750		07/15/43	1,191,792
PSEG Power LLC
4,000,000	8.625		04/15/31	5,175,548

				25,631,279

Yankee – 0.6%
Brookfield Asset Management, Inc.(d)
2,000,000	4.000		01/15/25	2,025,458
Canadian National Railway Co.
1,190,000	6.200		06/01/36	1,629,708

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Yankee – (continued)
Canadian Pacific Railway Co.(d)
$ 2,575,000	4.800%	08/01/45	$2,949,176

			6,604,342

TOTAL CORPORATE OBLIGATIONS
(Cost $482,148,195)			$505,174,238

Foreign Debt Obligation – 0.1%
Sovereign – 0.0%
Ontario Province of Canada
$ 245,000	1.650%	09/27/19	$246,408
(Cost $236,971)

U.S. Government Agency Obligations – 2.6%
FFCB
$ 2,860,000	5.190%	04/22/21	$3,315,898
FHLB
2,650,000	7.125	02/15/30	4,014,459
FHLMC
5,500,000	5.500	08/23/17	5,716,656
3,000,000	4.875	06/13/18	3,191,514
FNMA
3,000,000	5.000	05/11/17	3,070,752
6,000,000	5.375	06/12/17	6,176,184
Tennessee Valley Authority
1,546,990	4.929	01/15/21	1,678,484
836,491	5.131	01/15/21	909,684

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $28,939,119)			$28,073,631

U.S. Treasury Obligations – 4.1%
United States Treasury Bonds
$ 3,000,000	3.500%	02/15/39	$3,568,359
3,000,000	2.750	08/15/42	3,117,186
10,000,000	2.750	11/15/42	10,378,520
United States Treasury Inflation Protected Securities
307,513	0.125	04/15/17	308,102
375,084	0.125	04/15/18	378,662
United States Treasury Notes
10,000,000	0.750	12/31/17	9,999,610
6,000,000	1.375	09/30/18	6,055,314
8,000,000	2.125	08/31/20	8,280,624
3,000,000	1.750	10/31/20	3,063,048

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $43,722,373)			$45,149,425

26	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Shares	Distribution Rate		Value
Investment Company – 0.5%
Vanguard Long-Term Investment Grade Fund Admiral Shares
506,527	0.121%		$5,435,038
(Cost $3,961,043)

Principal Amount	Interest Rate	Maturity Date	Value
Short-Term Investment(g) – 0.8%
Repurchase Agreement – 0.8%
State Street Bank & Trust Co.
$ 9,284,000	0.010%	11/01/16	$9,284,000
(Cost $9,284,000)

TOTAL INVESTMENTS – 100.0%
(Cost $1,054,044,420)			$1,098,168,555

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%			152,578

NET ASSETS – 100.0%			$1,098,321,133

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $265,166,838, which represents approximately 24.1% of net assets as of October 31, 2016.
(b)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2016.
(c)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of October 31, 2016. Maturity date disclosed is the ultimate maturity.
(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(f)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.
(g)	Repurchase agreement was entered into on October 31, 2016. This agreement was fully collateralized by $9,120,000 U.S. Treasury Note, 2.125%, due 09/30/21 with a market value of $9,472,807.

Investment Abbreviations:
AGM	—Insured by Assured Guaranty Municipal Corp.
AMT	—Alternative Minimum Tax
FFCB	—Federal Farm Credit Bank
FHA	—Insured by Federal Housing Administration
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNIC	—Financial Network Investment Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
PAC	—Planned Amortization Class
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit

PORTFOLIO COMPOSITION

	AS OF 10/31/2016	AS OF 10/31/15

Corporate Obligations	45.9%	47.3%
Collateralized Mortgage Obligations	16.5	12.8
Asset-Backed Securities	13.7	13.7
Municipal Bond Obligations	7.4	9.2
Commercial Mortgage Obligations	5.9	5.9
U.S. Treasury Obligations	4.1	3.7
U.S. Government Agency Obligations	2.6	3.8
Mortgage-Backed Pass-Through Obligations	2.5	1.7
Investment Company	0.5	0.5
Foreign Debt Obligations	0.1	0.0
Short-term Investment	0.8	1.0

TOTAL INVESTMENTS	100.0%	99.6%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	27

COMMERCE SHORT-TERM GOVERNMENT FUND

Short-Term Government Fund Overview

We present you with the annual report for the Commerce Short-Term Government Fund for the one-year period ended October 31, 2016.

A conversation with Scott Colbert, Portfolio Manager of the Short-Term Government Fund.

Q: How did the Fund perform over the review period?

A: Over the one-year period ended October 31, 2016, the Fund generated a cumulative total return of 1.09%. This return compares to the 1.50% cumulative total return of the Fund’s benchmark Index, the Citigroup 1-5 Year Treasury/Government Sponsored Index.

Q: What were the material factors that affected the Fund’s performance relative to its benchmark during the reporting period?

A: During the reporting period maintaining the Fund’s duration lower than the benchmark’s duration contributed to the Fund’s underperformance relative to its benchmark. Maintaining a non-benchmark exposure to Treasury Inflation-Protected Securities (TIPS) enhanced performance. Good employment conditions with some moderate wage growth resulted in rising inflation expectations. TIPS market value rises with inflation as measured by the Consumer Price Index while interest rates remain fixed.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: The Fund’s exposure to Treasuries was increased, but still remained well below the percentage held in its benchmark. The Fund’s exposure to agency debenture holdings was decreased.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: Even though the Fund’s duration remained lower than the benchmark’s, during the period we raised the Fund’s duration to be closer to the benchmark’s duration and added to the portfolio’s TIPS exposure, which enhanced the Fund’s performance.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: Keeping the Fund’s duration lower than the benchmark’s duration detracted from relative performance during the period.

COMMERCE SHORT-TERM GOVERNMENT FUND

Performance Summary

October 31, 2016 (Unaudited)

The following is performance information for the Commerce Short-Term Government Fund (“Short-Term Government Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2015 - October 31, 2016	Fund Total Return(a)	Index Total Return(c)	Index
Short-Term Government Fund	1.09%	1.50%	Citigroup 1-5 Year Treasury/Government Sponsored(c)

Standardized Average Annual Total Return through September 30, 2016(b)

Standardized Average Annual Total Return through September 30, 2016(b)	One Year	Five Years	Ten Years	Since Inception
Short-Term Government Fund (commenced December 12, 1994)(a)	1.14%	1.11%	2.83%	4.11%
Citigroup 1-5 Year Treasury/Government Sponsored Index (as of December 12, 1994)(c)	1.51%	1.10%	2.99%	4.46%

Short-Term Government Fund 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2006 through October 31, 2016.

Average Annual Total Return through October 31, 2016	One Year	Five Years	Ten Years	Since Inception
Short-Term Government Fund (commenced December 12, 1994)(a)	1.09%	1.06%	2.76%	4.09%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
Short-Term Government Fund	0.68%	0.83%

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns reflect any fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)	The Citigroup 1-5 Year Treasury/Government Sponsored Index is an unmanaged index comprised of Treasury securities with a minimum principal amount of $1 billion and U.S. Government securities with a minimum principal amount of $100 million. The securities range in maturity from one to five years. The Index figures do not reflect any deduction for fees, taxes or expenses.

(d)	The Fund’s expense ratios, both net (net of applicable fee waivers and/or expense reimbursements) and gross (before fee waivers and/or expense reimbursements), set forth above are as of the most recent publicly available prospectus for the Fund (March 1, 2016) and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes, acquired fund fees and expenses and extraordinary expenses. This agreement will remain in place through March 1, 2017. After this date, the Adviser or the Fund may terminate the contractual arrangement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

October 31, 2016

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities(a) – 2.4%
Home Equity – 2.4%
Argent Securities, Inc. Series 2004-W5, Class AV3B
$1,369,157	1.425%	04/25/34	$1,296,412
Countrywide Asset-Backed Certificates Series 2004-6, Class 2A4
457,990	1.425	11/25/34	447,080
Lehman XS Trust Series 2005-7N, Class 1A1A
185,099	0.795	12/25/35	164,956
Morgan Stanley Capital, Inc. Series 2002-HE3, Class A2
310,683	1.605	03/25/33	286,901
Terwin Mortgage Trust Series 2004-7HE, Class A3(b)
238,525	1.925	07/25/34	226,969
Terwin Mortgage Trust Series 2004-9HE, Class A1(b)
148,349	1.325	09/25/34	140,417

			2,562,735

TOTAL ASSET-BACKED SECURITIES
(Cost $1,830,995)			$2,562,735

Mortgage-Backed Obligations – 24.3%
Collateralized Mortgage Obligations – 15.2%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(a)
$ 146,599	3.035%	04/25/35	$146,000
American Home Mortgage Investment Trust Series 2004-4, Class 5A(a)
900,085	3.245	02/25/45	900,916
Banc of America Alternative Loan Trust Series 2004-1, Class 1A1
154,736	6.000	02/25/34	164,186
Banc of America Mortgage Securities, Inc. Series 2003-J, Class 2A1(a)
301,503	3.381	11/25/33	300,834
Bank of America Funding Corp. Series 2004-A, Class 1A3(a)
12,498	3.039	09/20/34	12,361
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-9, Class 24A1(a)
82,240	3.646	11/25/34	80,226
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class 1A(a)
87,129	3.093	09/25/34	86,364
Countrywide Alternative Loan Trust Series 2004-29CB, Class A7
54,728	5.375	01/25/35	55,106
FHLMC REMIC PAC Series 023, Class PK
128,486	6.000	11/25/23	140,044
FHLMC REMIC PAC Series 159, Class H
7,433	4.500	09/15/21	7,704
FHLMC REMIC PAC Series 2022, Class PE
25,032	6.500	01/15/28	28,737
FHLMC REMIC PAC Series 2109, Class PE
51,848	6.000	12/15/28	59,793
FHLMC REMIC Series 2830, Class DA
8,563	5.000	07/15/19	8,814

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FHLMC REMIC Series 2972, Class CA
$ 6,994	4.500%	05/15/20	$7,153
FHLMC REMIC Series 3816, Class HA
1,074,547	3.500	11/15/25	1,158,122
First Horizon Mortgage Pass-Through Trust Series 2003-AR3, Class 2A1(a)
461,727	2.944	09/25/33	460,129
FNMA REMIC PAC Series 1992, Class 89 Principal-Only Stripped Security(c)
8,293	0.000	06/25/22	7,908
FNMA REMIC PAC Series 1992-129, Class L
47,212	6.000	07/25/22	50,678
FNMA REMIC PAC Series 2001-71, Class MB
116	6.000	12/25/16	118
FNMA REMIC PAC Series 2003-117, Class KB
556,000	6.000	12/25/33	646,197
FNMA REMIC PAC Series 2003-14, Class AP
112,869	4.000	03/25/33	118,731
FNMA REMIC Series 1991-137, Class H
20,476	7.000	10/25/21	22,167
FNMA REMIC Series 1993-182, Class FA(a)
9,632	1.130	09/25/23	9,557
FNMA REMIC Series 2012-110, Class CA
1,139,291	3.000	10/25/42	1,175,583
FNMA REMIC Series 2015-2, Class PA
1,013,938	2.250	03/25/44	1,028,522
FNMA REMIC Series 2016-53, Class BV
1,013,403	3.500	11/25/27	1,090,949
GNMA REMIC Series 2009-65, Class AF
152,704	4.000	07/20/39	161,715
GNMA REMIC Series 2010-115, Class QJ
215,734	3.500	11/20/38	221,788
GNMA REMIC Series 2010-14, Class PA
121,618	3.000	02/20/40	124,968
GNMA REMIC Series 2010-89, Class GL
509,756	4.000	05/20/39	525,058
GNMA REMIC Series 2015-94, Class AT
861,685	2.250	07/16/45	866,385
GSR Mortgage Loan Trust Series 2003-6F, Class A1
58,392	3.000	09/25/32	58,096
GSR Mortgage Loan Trust Series 2004-6F, Class 5A1
40,594	5.500	03/25/19	41,105
GSR Mortgage Loan Trust Series 2005-AR3, Class 2A1(a)
292,836	0.965	05/25/35	263,899
GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(a)
851,111	2.972	01/25/36	785,936
Homestar Mortgage Acceptance Corp. Series 2004-2, Class AV1(a)
674,290	1.225	06/25/34	661,083
Impac CMB Trust Series 2003-2F, Class A(a)
313,684	5.730	01/25/33	323,185

30	The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Impac CMB Trust Series 2003-8, Class 2A1(a)
$ 129,618	1.425%	10/25/33	$123,622
Impac CMB Trust Series 2004-7, Class 1A1(a)
107,257	1.265	11/25/34	103,516
Impac CMB Trust Series 2005-2, Class 2A2(a)
136,415	1.325	04/25/35	126,038
Impac Secured Assets Corp. Series 2006-1, Class 2A1(a)
839,533	0.875	05/25/36	754,139
Indymac Index Mortgage Loan Trust Series 2004-AR6, Class 6A1(a)
125,985	3.268	10/25/34	120,255
Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)
182,729	3.032	04/21/34	187,022
Master Alternative Loans Trust Series 2004-9, Class A6(d)
73,997	5.143	08/25/34	76,568
Master Asset Securitization Trust Series 2004-3, Class 5A1
3,040	6.250	01/25/32	3,056
MortgageIT Trust Series 2005-1, Class 1A1(a)
1,188,280	1.165	02/25/35	1,143,372
MortgageIT Trust Series 2005-1, Class 1A2(a)
1,022,095	1.305	02/25/35	952,988
Residential Accredit Loans, Inc. Series 2004-QA4, Class NB21(a)
42,570	3.806	09/25/34	41,811
Residential Accredit Loans, Inc. Series 2004-QS5, Class A5
9,854	4.750	04/25/34	9,854
Residential Funding Mortgage Securities Corp. Series 2004-S4, Class 2A6
104,180	4.500	04/25/19	104,549
Securitized Asset Sales, Inc. Series 1993-7, Class TA6
8,364	6.250	12/25/23	8,466
Sequoia Mortgage Trust Series 10, Class 1A(a)
61,266	1.332	10/20/27	59,712
Sequoia Mortgage Trust Series 2003-2, Class A1(a)
123,200	1.192	06/20/33	116,369
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(a)
432,682	2.921	10/25/33	435,658
Vendee Mortgage Trust Series 1996-2, Class 1Z
102,899	6.750	06/15/26	117,712
Washington Mutual MSC Mortgage Pass-Through Series 2003-MS8, Class 2A1
18,368	5.000	05/25/18	18,449
Wells Fargo Alternative Loan Trust Series 2003-1, Class 2A1
43,534	5.750	09/25/18	43,650

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $15,293,710)			$16,346,923

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Mortgage-Backed Pass-Through Obligations – 9.1%
FHLMC
$ 3,670	5.500%		08/01/17	$3,711
20,996	6.000		10/01/23	24,001
43,598	5.000		05/01/27	48,192
620,564	2.500		04/01/28	639,130
871,294	2.754	(a)	07/01/45	899,430
943,910	2.643	(a)	07/01/46	972,520
FNMA
33,003	5.500		05/01/19	34,048
31,208	5.500		06/01/20	32,021
1,149,980	2.500		03/01/28	1,178,749
1,934,040	2.500		05/01/28	1,982,206
675,312	2.500		01/01/30	689,038
5,841	7.000		11/01/31	6,103
232,223	6.000		07/01/33	267,241
153,556	2.616	(a)	02/01/34	163,045
114,764	2.937	(a)	10/01/34	121,452
874,687	3.500		08/01/35	927,525
996,721	2.500		10/01/36	1,013,316
790,053	2.633	(a)	12/01/45	813,787
GNMA(a)
176	2.000		11/20/24	181
467	3.000		12/20/24	486
7,258	2.125		04/20/26	7,501
4,931	1.875		08/20/26	4,995
7,972	2.000		01/20/28	8,248

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
(Cost $9,760,105)				$9,836,926

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $25,053,815)				$26,183,849

U.S. Government Agency Obligations – 48.1%
FFCB(e)
$1,000,000	1.170%		01/13/20	$992,403
1,000,000	1.400		04/13/20	997,651
1,000,000	1.420		06/29/20	997,415
1,000,000	1.350		09/21/20	992,721
FHLB
1,350,000	4.875		05/17/17	1,381,531
1,500,000	1.125		04/25/18	1,506,065
1,500,000	0.875		06/29/18	1,500,027
1,000,000	0.875		08/05/19	994,785
2,500,000	2.000		09/13/19	2,564,657
1,000,000	4.125		12/13/19	1,089,457
1,000,000	1.000	(d)(e)	02/27/20	1,000,556
1,500,000	1.375		02/18/21	1,501,242
FHLMC
2,000,000	1.250		05/12/17	2,007,072
1,000,000	1.000		06/29/17	1,002,666
1,150,000	1.000		07/28/17	1,153,306
1,000,000	0.750		04/09/18	998,831
3,000,000	1.750		05/30/19	3,057,039

The accompanying notes are an integral part of these financial statements.	31

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

October 31, 2016

Principal Amount	Interest Rate		Maturity Date	Value
U.S. Government Agency Obligations – (continued)
FHLMC – (continued)
$1,500,000	1.250%		08/01/19	$1,508,205
1,000,000	1.250		10/02/19	1,005,121
900,000	1.000	(d)(e)	04/13/20	899,955
FNMA
1,000,000	1.125		04/27/17	1,002,932
1,200,000	1.000	(e)	09/20/17	1,203,050
1,200,000	0.875		10/26/17	1,201,974
1,000,000	0.875		12/20/17	1,001,445
1,000,000	0.875		02/08/18	1,001,085
1,000,000	1.150	(e)	11/23/18	1,000,207
1,750,000	1.625		11/27/18	1,773,695
750,000	1.350	(e)	11/30/18	750,248
1,000,000	1.125		12/14/18	1,003,435
1,000,000	1.500	(e)	01/30/19	1,001,560
2,000,000	1.875		02/19/19	2,039,972
1,000,000	1.000		02/26/19	1,000,389
1,000,000	1.150	(e)	05/24/19	1,000,106
1,000,000	1.000	(e)	07/26/19	993,049
2,500,000	1.750		11/26/19	2,547,792
1,000,000	1.500		06/22/20	1,011,658
1,000,000	1.750	(e)	11/20/20	1,015,294
1,000,000	1.250		05/06/21	993,585
750,000	1.000	(d)(e)	06/16/21	748,749
1,000,000	1.400	(e)	08/25/21	994,258
1,500,000	1.375		10/07/21	1,492,307

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $51,784,247)				$51,927,495

U.S. Treasury Obligations – 24.3%
United States Treasury Inflation Protected Securities
$1,041,900	0.125%		04/15/18	$1,051,841
893,512	1.375		07/15/18	929,799
897,424	2.125		01/15/19	953,624
1,027,850	0.125		04/15/19	1,044,250
1,447,888	1.375		01/15/20	1,535,413
1,028,460	0.125		04/15/20	1,048,020
1,045,950	1.125		01/15/21	1,111,575
United States Treasury Notes
3,000,000	0.750		03/31/18	2,998,476
2,000,000	1.375		06/30/18	2,017,890
1,000,000	1.500		01/31/19	1,012,734
1,000,000	1.375		02/28/19	1,010,195
1,500,000	1.250		04/30/19	1,511,601
1,000,000	1.000		09/30/19	1,000,273
1,000,000	1.500		10/31/19	1,014,258
1,000,000	1.125		12/31/19	1,002,461
1,000,000	1.625		06/30/20	1,017,031
2,750,000	2.250		03/31/21	2,863,759
1,000,000	2.000		05/31/21	1,030,781
1,000,000	2.125		06/30/21	1,036,641
1,000,000	2.250		07/31/21	1,041,992

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $26,377,137)				$26,232,614

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(f) – 2.8%
Repurchase Agreement – 2.8%
State Street Bank & Trust Co.
$3,065,000	0.010%	11/01/16	$3,065,000
Maturity Value: $3,065,000
(Cost $3,065,000)

TOTAL INVESTMENTS – 101.9%
(Cost $108,111,194)			$109,971,693

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.9)%			(2,029,381)

NET ASSETS – 100.0%			$107,942,312

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at October 31, 2016.
(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $367,386, which represents approximately 0.3% of net assets as of October 31, 2016.
(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(d)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of October 31, 2016. Maturity date disclosed is the ultimate maturity.
(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(f)	Repurchase agreement was entered into on October 31, 2016. This agreement was fully collateralized by $3,010,000 U.S. Treasury Note, 2.125%, due 09/30/21 with a market value of $3,126,442.

Investment Abbreviations:
FFCB	—Federal Farm Credit Bank
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
MSC	—Mortgage Securities Corp.
PAC	—Planned Amortization Class
REMIC	—Real Estate Mortgage Investment Conduit

32	The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

PORTFOLIO COMPOSITION

	AS OF 10/31/2016	AS OF 10/31/15

U.S. Government Agency Obligations	48.1%	49.4%
U.S. Treasury Obligations	24.3	18.6
Collateralized Mortgage Obligations	15.2	16.9
Mortgaged-Backed Pass-Through Obligations	9.1	7.9
Asset-Backed Securities	2.4	3.3
Short-term Investment	2.8	3.6

TOTAL INVESTMENTS	101.9%	99.7%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	33

COMMERCE NATIONAL, MISSOURI, AND KANSAS TAX-FREE INTERMEDIATE BOND FUND

National, Missouri, and Kansas Tax-Free Intermediate Bond Funds Overview

National, Missouri, and Kansas Tax-Free Intermediate Bond Funds Overview

We present you with the annual report for the Commerce National, Missouri, and Kansas Tax-Free Intermediate Bond Funds for the one-year period ended October 31, 2016.

A conversation with Brian Musielak, Portfolio Manager of the National, Missouri, and Kansas Tax-Free Intermediate Bond Funds.

Q: How did the Funds perform over the review period?

A: Over the one-year period ended October 31, 2016, the National Tax-Free Intermediate Bond Fund generated an annualized total return of 3.76%.

Over the one-year period ended October 31, 2016, the Missouri Tax-Free Intermediate Bond Fund generated an annualized total return of 3.21%.

Over the one-year period ended October 31, 2016, the Kansas Tax-Free Intermediate Bond Fund generated an annualized total return of 2.74%.

These returns compare to the 3.38% annualized total return of the Bloomberg Barclays 3-15 Year Blend Municipal Bond Index.

Q: What were the material factors that affected the Funds’ performance relative to its benchmark during the reporting period?

A: US stocks maintained their upward trajectory while trailing the rest of the globe’s equity markets through the period. As the June Brexit decision was being digested, the domestic economy quietly improved in the second half of the year, enough to put off recession worries, but not enough to garner a Federal Reserve (“Fed”) rate increase. Volatility resulting from concerns in emerging markets and commodities in the first half of the year appeared to subside. The 10-year Treasury yield increased 12 basis points from 1.47% to 1.59% while the 10-year municipal yield increased 16 basis points from 1.35% to 1.51% during the period, which increased the 10-year muni/treasury ratio from 91% to 95%. Longer bonds underperformed shorter bonds and revenue bonds outpaced GOs by 5 basis points for the quarter and 90 basis points year-to-date. The Muni curve steepened slightly 10 years and out during the period with the 30-year muni adding almost 30 basis points. High quality bonds lagged lower quality counterparts. Bloomberg Barclay’s high yield muni index outperformed its investment grade index by 100 basis points during the period.

Q: How are we positioning the Fund for the next period?

A: No significant adjustments were made to the Fund’s portfolio during the period. Maturity and duration profiles were kept in a more neutral position relative to our benchmark. Our focus continues to be on the higher-yielding, non-essential service revenue sectors where we seek to identify solid risk-adjusted value opportunities. However, we are starting to lean towards less credit and duration risk. States where we are finding what we believe are attractive local opportunities include Indiana, Michigan, Arizona, and selectively in Illinois. Going forward, we expect to maintain our position in sectors such as housing, higher education and lease revenue bonds. We think hospitals are now overvalued on a risk-adjusted basis as well as some of the lowest-quality issuers.

Q: Could you describe some specific strategies and holdings that enhanced returns during the period?

A: In the National Tax-Free Intermediate Bond Fund, the best performing bonds were those in the more fiscally challenged states and our high conviction sectors such as Hoffman Estates IL GO Bonds (Taxable-Refunding) Series A 4.20% due 12/1/25, New Jersey State Economic Development Authority Revenue Bonds (School Facilities Construction) Series UU 5.00% due 6/15/28 and Chicago IL Public Building Commission Revenue Bonds (Refunding-Chicago Transit Authority) Series 2006 (AMBAC) 5.25% due 3/1/33.

In the Missouri Tax-Free Intermediate Bond Fund, the best performing bonds were Washington CA Unified School District GO Bonds Capital Appreciation Election of 2004

COMMERCE NATIONAL, MISSOURI, AND KANSAS TAX-FREE INTERMEDIATE BOND FUND

(Yolo County) Series A (NPFG) 0.00% due 8/1/29, Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NPFG) 0.00% due 7/1/27 and Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (Refunding & Improvement) Series 2015 4.00% due 3/1/35.

In the Kansas Tax-Free Intermediate Bond Fund, the best performing bonds were Burbank CA Unified School District GO Bond Capital Appreciation Election of 1997 Series C (NPFG) (FGIC) 0.00% due 7/1/27, Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) 5.25% due 9/1/24, and Delaware County Authority University Revenue Bonds for Neumann University 5.00% due 10/1/25.

Q: What were some examples of strategies and holdings that didn’t meet your expectations?

A: In the National Tax-Free Intermediate Bond Fund, the Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-High Point Academy) 4.50% due 3/1/20, Metropolitan Transportation Authority NY Revenue Bonds Series 2008 C 5.50% due 11/15/18, and Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A 5.10% due 1/1/25 did not meet our expectations.

In the Missouri Tax-Free Intermediate Bond Fund, Illinois Housing Development Authority Revenue Bonds (Refunding Homeowner Mortgage) Series C 2.90% due 8/1/31, St. Louis MO Municipal Finance Corporation Sales Tax Leasehold Revenue Bonds (Refunding) Series 2016 4.00% due 2/15/35, and Wentzville R-IV School District MO Lease Certificates of Participation (Refunding & Improvement Certificates) Series 2016 4.00% due 4/1/33 did not meet our expectations.

In the Kansas Tax-Free Intermediate Bond Fund, the Unified Fire Service Area Local Building Authority Lease Revenue Bonds (Refunding) Series 2016 3.00% due 4/1/35, Johnson County KS Unified School District No. 233 GO

Bonds (Refunding) Series C 4.00% 9/1/29, and the Newton KS GO Bonds (Refunding) Series A 3.00% due 9/1/28 did not meet our expectations.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Performance Summary

October 31, 2016 (Unaudited)

The following is performance information for the Commerce National Tax-Free Intermediate Bond Fund (“National Tax-Free Intermediate Bond Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2015 - October 31, 2016	Fund Total Return(a)	Index Total Return(c)	Index
National Tax-Free Intermediate Bond Fund	3.76%	3.38%	Bloomberg Barclays 3-15 Year Blend Municipal Bond(c)

Standardized Average Annual Total Return through September 30, 2016(b)

Standardized Average Annual Total Return through September 30, 2016(b)	One Year	Five Years	Ten Years	Since Inception
National Tax-Free Intermediate Bond Fund (commenced February 21, 1995)(a)	4.87%	3.77%	4.36%	4.69%
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index (as of March 1, 1995)(c)	4.76%	3.91%	4.68%	5.29%

National Tax-Free Intermediate Bond Fund 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2006 through October 31, 2016.

Average Annual Total Return through October 31, 2016	One Year	Five Years	Ten Years	Since Inception
National Tax-Free Intermediate Bond Fund (commenced February 21, 1995)(a)	3.76%	3.67%	4.23%	4.63%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
National Tax-Free Intermediate Bond Fund	0.65%	0.65%

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns reflect any fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)	The Bloomberg Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index comprised of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect any deduction for fees, taxes or expenses. Inception date of the Index return is March 1, 1995 as daily value was unavailable at February 21, 1995, the Fund’s inception date.

(d)	The Fund’s expense ratios, both net (net of applicable fee waivers and/or expense reimbursements) and gross (before fee waivers and/or expense reimbursements), set forth above are as of the most recent publicly available prospectus (March 1, 2016) for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes, acquired fund fees and expenses and extraordinary expenses. This agreement will remain in place through March 1, 2017. After this date, the Adviser or the Fund may terminate the contractual arrangement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

October 31, 2016

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – 97.8%
Alabama(a) – 1.1%
Shelby County AL Board of Education Special Tax School Warrants (Refunding) Series 2016 (A+/Aa3)
$2,250,000	4.000%		02/01/29	$2,491,695
1,000,000	4.000		02/01/30	1,098,820

				3,590,515

Alaska(a) – 0.6%
Alaska Industrial Development & Export Authority Revenue Bonds (Providence Health & Services) Series H (NR/Aa3)
1,445,000	5.000		10/01/22	1,450,318
Alaska Municipal Bond Bank Authority Revenue Bonds Series B (AMT) (AA/NR)
450,000	5.000		03/01/27	531,495

				1,981,813

Arizona – 5.2%
Arizona Health Facilities Authority Healthcare & Education Facilities Revenue Bonds (Kirksville College) (A-/NR)(a)
700,000	4.700		01/01/21	767,298
750,000	4.750		01/01/22	821,798
1,000,000	5.000		01/01/25	1,105,030
Glendale AZ Industrial Development Authority Revenue Bonds (Midwestern University) (A/NR)(a)
1,500,000	5.000		05/15/30	1,667,955
Goodyear Community Facilities Utilities District No 1 GO Bonds (Refunding) Series 2016 (A-/A1)(a)
1,000,000	4.000		07/15/30	1,087,980
Goodyear Community Facilities Utilities District No 1 GO Bonds (Refunding) Series 2016 (A-/A1)(a)
1,000,000	4.000		07/15/31	1,081,840
Goodyear Community Facilities Utilities District No 1 GO Bonds (Refunding) Series 2016 (A-/A1)(a)
880,000	4.000		07/15/32	947,408
Pima County AZ Regional Transportation Excise Tax Revenue Bonds (Pima County Regional Transportation Fund) (AA+/NR)
1,000,000	5.000		06/01/22	1,193,090
1,000,000	5.000		06/01/23	1,218,440
Pinal County AZ Unified School District No.1 Florence GO Bonds (School Improvement Project of 2006) Series C (A/NR)
335,000	5.000		07/01/18	355,984
350,000	5.000	(a)	07/01/19	371,984
1,100,000	5.125	(a)	07/01/22	1,176,824
Yuma AZ Municipal Property Corp. Excise Tax Revenue Bonds (Refunding-Senior Lien) Series 2015 (AA-/A1)(a)
1,050,000	4.000		07/01/26	1,200,055
Yuma AZ Municipal Property Corp. Utility System Revenue Bonds (Refunding-Senior Lien) Series 2015 (A+/A1)(a)
2,000,000	3.000		07/01/29	2,013,640
Yuma County AZ Library District GO Bonds Series 2007 (XLCA) (A+/Aa3)(a)
1,000,000	5.000		07/01/19	1,028,170
1,000,000	5.000		07/01/21	1,028,170

				17,065,666

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Arkansas(a) – 0.5%
Arkansas State Development Finance Authority Economic Development Revenue Bonds (Taxable) (ADFA-GTD) (A+/NR)
$ 435,000	5.480%	09/01/17	$436,131
Jacksonville AR Wastewater Revenue Bonds (Refunding) Series B (A+/NR)
1,265,000	4.000	12/01/31	1,348,832

			1,784,963

California – 3.5%
Bay Area CA Toll Authority Toll Bridge Revenue Bonds (Variable) (San Francisco) Series A-1 (AA/Aa3)(a)(b)
3,000,000	1.570	04/01/47	3,008,460
Bay Area CA Toll Authority Toll Bridge Revenue Bonds (Variable) (San Francisco) Series E-3 (AA/Aa3)(a)(b)
1,000,000	1.330	04/01/47	1,002,820
Bonita Unified School District Taxable GO Bonds Election of 2008 Series B-1 (AA-/NR)
1,000,000	5.560	08/01/25	1,220,560
California Health Facilities Financing Authority Revenue Bonds (Children’s Hospital of Orange) Series 2009 (A-/NR)(a)
1,000,000	6.250	11/01/29	1,147,140
California State Department of Veterans Affairs Home Purchase Revenue Bonds (Refunding) Series B (AA/Aa3)(a)
2,000,000	3.250	12/01/36	1,982,460
Fresno CA Unified School District GO Bonds Election of 2001 Series G (NR/Aa3)(a)(c)
1,000,000	0.000	08/01/24	786,850
Los Angeles CA Unified School District GO Bonds (Refunding) Series A-1 (AGM) (AA/Aa2)(a)
2,100,000	4.500	07/01/24	2,151,954
University of California CA Revenue Bonds (Unrefunded-General) Series Q (AA/NR)(a)
235,000	5.250	05/15/22	243,009

			11,543,253

Colorado – 2.1%
Adams County CO Certificates of Participation (Refunding) (Improvement) Series 2015 (AA/Aa2)(a)
2,900,000	4.000	12/01/28	3,289,064
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-High Point Academy) (A/NR)
820,000	4.500	03/01/20	892,849
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Johnson & Wales University Project) Series B (A-/A2)
1,255,000	5.000	04/01/22	1,472,479
Regional Transportation District CO Certificates of Participation Series 2015 (A/Aa3)(a)
1,000,000	4.000	06/01/40	1,050,380
Westminster CO Certificates of Participation (Refunding) (NPFG) (AA/A3)(a)
250,000	4.500	12/01/23	250,745

			6,955,517

The accompanying notes are an integral part of these financial statements.	37

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2016

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Connecticut(a) – 1.5%
Connecticut GO Bonds (Refunding) Series E (AA-/Aa3)
$1,000,000	5.000%	12/15/20	$1,004,890
Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program) Series A (AMT) (NR/Aa3)
990,000	3.250	11/15/24	999,237
1,485,000	3.750	11/15/27	1,516,304
Connecticut State Housing Finance Authority Housing Finance Program Revenue Bonds (Refunding) Subseries C-2 (AAA/Aaa)
1,565,000	2.700	11/15/31	1,528,942

			5,049,373

District Of Columbia(a) – 1.7%
District of Columbia Revenue Bonds (Deed Tax) Series B (NR/A1)
1,165,000	5.000	06/01/25	1,306,944
Washington Metropolitan Area Transit Authority Gross Revenue Bonds (Transit) Series A (AA-/A2)
3,890,000	5.250	07/01/25	4,300,278

			5,607,222

Florida – 4.2%
Brevard County FL Health Facilities Authority Revenue Bonds (Health First, Inc. Project) (Partially Prerefunded) Series 2005 (A/A2)(a)
425,000	5.000	04/01/18	428,175
Florida State Board of Education Lottery Revenue Bonds Series A (BHAC) (AAA/Aa1)(a)
850,000	5.000	07/01/23	882,691
Florida State Board of Governors Florida International University Dormitory Revenue Bond Series 2012 A (A/Aa3)(a)
1,000,000	4.000	07/01/26	1,100,270
Jupiter County FL (Community Center Project) GO Bonds Series 2001 (AAA/Aaa)
50,000	5.500	07/01/21	56,972
Lake County FL School Board Certificates of Participation (Refunding-Master Lease Program) Series A (A/NR)(a)
725,000	5.000	06/01/24	854,507
Miami-Dade County FL Aviation Revenue Bonds (Miami International Airport) Series A (A/A2)(a)
1,000,000	5.000	10/01/22	1,135,720
Miami-Dade County FL Aviation Revenue Bonds (Prerefunded-Miami International Airport) Series A-1 (NR/NR)(a)(d)
240,000	5.500	10/01/20	279,713
Miami-Dade County FL Aviation Revenue Bonds (Unrefunded-Miami International Airport) Series A-1 (A/A2)(a)
760,000	5.500	10/01/25	879,753
Miami-Dade County FL Educational Facilities Authority Revenue Bonds (Refunding-University of Miami) Series B (AMBAC) (A-/A3)(a)
685,000	5.250	04/01/21	798,059

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Florida – (continued)
North Miami Beach Water Revenue Bond (Refunding) Series 2012 (A+/NR)(a)
$2,050,000	5.000%		08/01/32	$2,408,873
Seminole County FL School Board Certificates of Participation Series B (AA-/Aa3)(a)
500,000	5.000		07/01/24	588,685
Tallahassee FL Health Facilities Revenue Bonds (Tallahassee Memorial Healthcare, Inc. Project) Series A (NR/Baa1)
300,000	5.000		12/01/16	300,939
350,000	5.000		12/01/17	363,926
400,000	5.000		12/01/18	429,556
260,000	5.000		12/01/19	287,269
330,000	5.000		12/01/20	373,002
1,350,000	4.000	(a)	12/01/46	1,361,745
Walton County FL School Board Certificates of Participation Series 2015 (AGM) (AA/A2)(a)
1,000,000	5.000		07/01/25	1,207,270

				13,737,125

Georgia – 0.5%
Brunswick GA Water & Sewer Revenue Bonds (Refunding & Improvement) Series 1992 (ETM) (NPFG) (AA-/A3)
60,000	6.100		10/01/19	65,093
Cherokee County GA Water & Sewer Authority Revenue Bonds (Refunding & Improvement) Series 1993 (NPFG) (AA-/Aa2)
55,000	5.500		08/01/23	63,582
Fulton County GA Development Authority Revenue Bonds (Refunding-Robert W Woodruff Arts Center, Inc.) Series A (NR/A2)
1,000,000	5.000		03/15/26	1,227,270
Fulton County GA Development Authority Revenue Bonds (Spelman College) Series 2007 (NR/A1)(a)(d)
150,000	5.000		06/01/17	153,704

				1,509,649

Illinois – 11.2%
Arlington Heights IL GO Bonds Series 2016 (NR/Aa1)(a)
2,140,000	4.000		12/01/34	2,291,341
2,115,000	4.000		12/01/36	2,249,070
Chicago IL Public Building Commission Revenue Bonds (Refunding-Chicago Transit Authority) Series 2006 (AMBAC) (A+/A2)
350,000	5.250		03/01/33	396,648
Cook County IL Community High School District No. 234 Taxable GO Bonds (Ridgewood Build America Bonds — Direct Payment to Issuer) Series B (Assured Guaranty) (AA/A3)(a)
300,000	6.400		12/01/28	336,984
Cook County IL Township High School District No. 208 Riverside-Brookfield GO Bonds (Refunding) Series B (AA+/NR)
1,090,000	5.000		12/15/25	1,324,775

38	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Countryside IL GO Bonds (Taxable-Refunding) Series 2014 (NR/Aa2)
$ 500,000	3.300%		01/01/24	$520,530
860,000	4.150	(a)	01/01/29	879,969
DeKalb, Kane & Lasalle Counties Community College District No. 523 GO Bonds Series A (AA-/NR)(a)
400,000	5.000		02/01/23	457,000
Du Page & Will County Community School District No. 204 Indian Prairie (Refunding) Series 2016 (NR/Aa1)
5,000,000	2.000		12/30/22	5,046,350
Hoffman Estates IL GO Bonds (Taxable-Refunding) Series A (AA+/Aa2)(a)
1,200,000	4.200		12/01/25	1,318,980
Illinois Finance Authority Revenue Bonds (Bradley University Projects) Series A (XLCA) (A/WR)(a)
3,000,000	5.000		08/01/27	3,081,900
Illinois Finance Authority Revenue Bonds (Columbia College) (NPFG) (AA-/A3)(a)(d)
2,000,000	5.250		12/01/17	2,094,640
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (AA-/Aa3)(a)
470,000	4.850		01/01/26	519,651
1,625,000	5.000		01/01/30	1,797,266
Illinois Finance Authority Revenue Bonds (Refunding-Columbia College) (ETM) Series 2011 (BBB+/NR)
300,000	5.000		12/01/17	313,392
405,000	4.000		12/01/18	430,264
420,000	4.250		12/01/19	460,463
440,000	4.500		12/01/20	498,362
Illinois Finance Authority Revenue Bonds (Refunding-Northshore University Health System) Series 2010 (AA/Aa2)(a)
1,000,000	5.000		05/01/29	1,095,090
Illinois Finance Authority Revenue Bonds (Refunding-OSF Healthcare System) Series A (A/A2)(a)
1,000,000	4.000		11/15/33	1,056,690
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB/NR)(a)
1,210,000	5.500		08/15/24	1,336,179
Illinois Finance Authority Revenue Bonds (The Carle Foundation) Series A (A+/NR)(a)
1,000,000	5.375		08/15/26	1,164,120
Illinois State GO Bonds Series A (BBB/Baa2)(a)
1,000,000	5.000		03/01/28	1,003,450
Lake County IL Community Consolidated School District No. 46 Grayslake GO Bonds (Refunding) Series 2015 (AA+/NR)
1,000,000	5.000		11/01/23	1,208,690
Northern Illinois Municipal Power Agency Revenue Bonds (Prairie State Project) Series A (NPFG) (NR/A2)(a)(d)
1,000,000	5.000		01/01/18	1,047,600
Peoria County IL Community Unit School District No. 309 GO Bonds (Capital Appreciation-Brimfield School District) Series A (Assured Guaranty) (AA/NR)(c)
540,000	0.000		04/01/18	523,146

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Peoria IL GO Bonds (Refunding) Series B (AA-/Aa3)
$1,205,000	5.000%		01/01/24	$1,444,156
Peoria IL Metropolitan Airport Authority Revenue Bonds (Alternative Revenue Source) Series 2008 (NR/Aa2)(a)
1,000,000	5.000		12/01/26	1,081,180
Quad Cities IN Regional Economic Development Authority Revenue Bonds (Augustana College) Series 2012 (Refunding) (NR/Baa1)(a)
750,000	4.750		10/01/32	812,977
University of Illinois Board of Trustees Certificates of Participation (Prerefunded-Refunding) Series A (NR/NR)(a)(d)
575,000	5.000		10/01/17	596,873
University of Illinois Board of Trustees Certificates of Participation (Unrefunded-Refunding) Series A (A+/Aa3)(a)(d)
425,000	5.000		10/01/17	441,367

				36,829,103

Indiana – 5.8%
Anderson IN School Building Corp. Revenue Bonds (Refunding) Series 2015 (AA+/NR)(a)
1,565,000	4.000		07/15/26	1,762,409
Decatur Township IN Multi-School Building Corp. Revenue Bonds (Refunding-First Mortgage) (Multi Purpose) Series 2015 (AA+/NR)
2,315,000	5.000		07/15/23	2,787,028
Eastern Pulaski IN Multi-School Building Corp. Revenue Bonds (First Mortgage) Series 2015 (AA+/NR)(a)
840,000	4.000		07/15/28	933,139
910,000	4.000		07/15/30	995,467
Evansville IN Redevelopment Authority Revenue Bonds (Build America Bonds-Taxable) Series B (A/A2)
250,000	4.930		02/01/17	252,188
675,000	6.050	(a)	02/01/23	791,795
Indiana Finance Authority Revenue Bonds (Educational Facilities-Butler University Project) Series A (A-/NR)(a)
540,000	5.000		02/01/25	629,705
425,000	5.000		02/01/27	488,610
700,000	5.000		02/01/28	799,820
600,000	5.000		02/01/29	681,768
Indiana State Finance Authority Revenue Bond (Refunding-Educational Facilities-Indianapolis Museum of Art) Series B (NR/A2)(a)
815,000	5.000		02/01/28	953,134
Indiana State University Revenue Bonds (Build America Bonds) (NR/A1)(a)
530,000	5.310		04/01/25	565,706
Lake Central Multi-District School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series B (AA+/NR)
1,000,000	5.000		07/15/24	1,202,910
Plainfield IN High School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series 2014 (AA+/NR)(a)
2,245,000	4.000		01/15/26	2,548,457
2,235,000	4.000		01/15/27	2,520,164

The accompanying notes are an integral part of these financial statements.	39

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2016

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Indiana – (continued)
Upland IN Economic Development Revenue Bonds (Taylor University Project) (Refunding) Series 2012 (NR/Baa1)(a)
$ 900,000	4.500%		09/01/32	$961,479

				18,873,779

Iowa(a) – 0.5%
Iowa Finance Authority Health Facilities Revenue Bonds (Mercy Medical Center Project) Series 2012 (A/A2)
1,410,000	5.000		08/15/27	1,615,000

Kansas(a) – 3.0%
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (AA-/NR)
1,500,000	4.000		10/01/36	1,620,150
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Variable-KU Health System) Series J (AAA/NR)(b)
3,800,000	0.530		03/01/41	3,800,000
Kansas State Development Finance Authority Revenue Bonds (University Project) Series A (AA-/Aa2)
4,100,000	4.000		03/01/29	4,494,953

				9,915,103

Kentucky – 3.2%
Barren County KY School District Finance Corp. Revenue Bonds (Refunding) Series 2015 (NR/Aa3)(a)
1,000,000	5.000		08/01/26	1,200,020
Fayette County KY School District Finance Corp. Revenue Bonds (Refunding) Series B (A+/Aa3)
2,000,000	4.000		05/01/25	2,282,520
2,000,000	4.000	(a)	05/01/26	2,262,640
Kentucky State Higher Education Student Loan Corp. (Senior Lien) Series A (AMT) (A/NR)(a)
1,225,000	3.750		06/01/26	1,239,173
Oldham County KY School District Finance Corp. (Refunding) Series 2016 (NR/Aa3)
545,000	5.000		06/01/20	614,248
595,000	5.000		06/01/21	685,940
590,000	5.000		06/01/22	695,250
610,000	5.000		06/01/23	731,823
690,000	5.000		06/01/24	835,411

				10,547,025

Louisiana(a) – 3.3%
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (A/A3)
5,000,000	5.500		10/01/25	5,758,950
Louisiana Public Facilities Authority Revenue Bonds (Loyola University) Series 2011 (BBB+/Baa1)
3,715,000	5.250		10/01/27	4,219,274

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Louisiana(a) – (continued)
Louisiana Public Facilities Authority Revenue Bonds (Refunding-Ochsner Clinic Foundation Project) Series 2015 (NR/Baa1)
$ 800,000	5.000%		05/15/30	$939,392

				10,917,616

Maine – 0.9%
Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (NR/A1)(a)
1,000,000	5.000		07/01/24	1,148,710
Portland ME Airport Revenue Bonds (Refunding-General) Series 2016 (BBB+/Baa1)
500,000	5.000		01/01/22	583,610
145,000	5.000		01/01/23	171,895
470,000	5.000		01/01/24	562,933
215,000	5.000	(a)	01/01/34	245,511
330,000	5.000	(a)	01/01/35	375,424

				3,088,083

Massachusetts – 1.9%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)(a)
905,000	5.100		01/01/25	962,585
Massachusetts Educational Financing Authority Revenue Bonds Series J (AMT) (AA/NR)(a)
890,000	4.250		07/01/22	925,440
Massachusetts State Housing Finance Agency Revenue Bonds Series B (AMT) (AA-/Aa3)
480,000	2.500		12/01/20	486,240
475,000	2.700		06/01/21	483,308
475,000	3.050		06/01/22	486,647
480,000	3.250		06/01/23	496,099
Massachusetts State Housing Finance Agency Revenue Bonds Series D (NR/NR)(a)
2,410,000	2.900		12/01/31	2,338,085
Massachusetts State Water Resources Authority Revenue Bonds Series A (ETM) (GO of Authority) (AA+/Aa1)
20,000	6.500		07/15/19	21,474

				6,199,878

Michigan – 10.8%
Comstock Park MI Public Schools GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA-/NR)
730,000	5.000		05/01/24	881,716
East Lansing MI School District GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA-/NR)
1,175,000	5.000		05/01/24	1,419,200
Grand Valley MI State University Revenue Bonds (Refunding) Series A (A+/A1)(a)
1,500,000	4.000		12/01/29	1,644,990
1,375,000	4.000		12/01/30	1,500,675

40	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Michigan – (continued)
Grand Valley MI State University Revenue Bonds Series 1998 (NPFG) (FGIC) (AA-/A3)
$ 395,000	5.500%		02/01/18	$396,343
Grand Valley MI State University Revenue Bonds Series A (A+/A1)(a)
1,595,000	5.000		12/01/28	1,901,112
Marshall MI Public Schools District GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA-/NR)(a)
1,380,000	4.000		11/01/28	1,526,404
Mattawan MI Consolidated School District GO Bonds Series I (Q-SBLF) (AA-/NR)(a)
750,000	5.000		05/01/26	904,800
Michigan State Finance Authority Revenue Bonds (Refunding-Beaumont Health Credit Group) Series 2015 (A/A1)
1,500,000	5.000		08/01/24	1,824,930
1,000,000	5.000	(a)	08/01/25	1,205,460
Michigan State Housing Development Authority Rental Housing Revenue Bonds Series B (GO of Authority) (AA/NR)
690,000	4.500		10/01/19	745,048
Michigan State Housing Development Authority Revenue Bonds (Non-AMT) (Non-ACE) Series B (AA+/Aa2)(a)
2,360,000	2.500		12/01/26	2,351,622
2,000,000	3.100		12/01/31	1,986,860
Michigan State Housing Development Authority Revenue Bonds (Taxable-Refunding) Series B (AA/NR)
500,000	2.816		04/01/25	497,615
1,000,000	2.866		10/01/25	995,000
3,000,000	3.736	(a)	10/01/33	2,958,060
Michigan State Housing Development Authority Revenue Bonds Series A (AA/NR)
400,000	2.150		04/01/25	394,828
470,000	2.550	(a)	04/01/28	459,035
410,000	2.600	(a)	10/01/28	400,922
Michigan State Housing Development Authority Single Family Home Ownership Revenue Bonds (Non AMT) Series A (GO of Authority) (AA+/NR)(a)
965,000	4.750		12/01/25	1,024,396
Northwest Community Schools GO Bonds (School Building & Site) Series 2013 (AA-/NR)(a)
1,000,000	4.000		05/01/24	1,121,240
Oakland University Revenue Bond Series 2012 (NR/A1)(a)
2,000,000	5.000		03/01/32	2,288,680
Saginaw Township MI Community School District (Refunding) Series 2015 (Q-SBLF) (NR/Aa1)(a)
750,000	4.000		05/01/28	835,635
South Redford MI School District GO Bonds (Refunding) Series 2014 (Q-SBLF) (AA-/NR)(a)
1,590,000	5.000		05/01/26	1,888,793
Warren Woods MI Public Schools GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA-/NR)
1,480,000	5.000		05/01/24	1,777,332

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Michigan – (continued)
Washtenaw MI Community College GO Bonds (Refunding) Series 2015 (NR/Aa1)
$ 645,000	4.000%	04/01/25	$736,887
Wayne MI State University Revenue Bonds (Unrefunded-Refunding-General) Series A (A+/NR)(a)
1,670,000	5.000	11/15/24	1,847,922

			35,515,505

Minnesota – 0.9%
Minneapolis & Saint Paul MN Metropolitan Airports Commission Revenue Bonds (Refunding) Series B (NPFG) (AA-/A3)(a)
1,000,000	5.000	01/01/22	1,006,980
Minnesota State Housing Finance Agency Revenue Bonds (Residential) Series A (AA+/Aa1)
55,000	3.800	07/01/17	55,365
Minnesota State Municipal Power Agency Electric Revenue Bonds(Refunding) Series 2014 (NR/A2)
500,000	4.000	10/01/21	560,475
St. Paul MN Housing & Redevelopment Authority Health Care Facilities Revenue Bonds (Refunding-Healthpartners Obligated Group) Series A (A/A2)(a)
1,000,000	5.000	07/01/28	1,206,540

			2,829,360

Mississippi – 1.2%
Alcorn State University Educational Building Corp. (Refunding-Facilities) (Re-Financing Project) Series 2016 (NR/Aa2)(a)
1,560,000	4.000	09/01/33	1,693,255
Mississippi Home Corporation Homeownership Revenue Bonds Series A (GNMA/FNMA/FHLMC) (NR/Aaa)
25,000	2.700	06/01/18	25,352
Mississippi State Development Bank Special Obligation (Pearl Public School District) Series 2016 (NR/Aa3)(a)
1,355,000	4.000	04/01/34	1,456,151
660,000	4.000	04/01/35	707,038

			3,881,796

Missouri – 0.9%
Greene County MO GO Bonds Limited-Wilson Creek Marketplace NID Project (Refunding) Series A (NR/Aa3)(a)
500,000	5.000	04/01/32	578,895
Joplin Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health Systems ) Series 2011 (A-/NR)
1,490,000	4.250	02/15/21	1,609,290
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(c)
305,000	0.000	02/01/17	303,981

The accompanying notes are an integral part of these financial statements.	41

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2016

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Ranken Jordan Project) (NR/NR)(a)
$ 500,000	5.000%	11/15/17	$500,725

			2,992,891

Nebraska(a) – 0.2%
Douglas County NE Hospital Authority No. 2 Revenue Bonds (Prerefunded-Refunding) (Health Facilities-Children’s Hospital) Series 2008 (NR/NR)(d)
220,000	6.000	08/15/17	228,948
Douglas County NE Hospital Authority No. 2 Revenue Bonds (Unrefunded-Refunding) (Health Facilities-Children’s Hospital) Series 2008 (NR/A2)
280,000	6.000	08/15/22	291,841

			520,789

Nevada(a) – 0.6%
Las Vegas Valley NV Water District GO Bonds (Refunding) Series B (AA/Aa1)
800,000	5.000	06/01/22	850,744
Washoe County NV Highway Revenue Bonds (Fuel Tax) Series 2013 (A+/A1)
1,000,000	5.000	02/01/29	1,084,350

			1,935,094

New Hampshire – 1.0%
Manchester NH General Airport Revenue Bonds Series A (BBB+/Baa1)
2,990,000	5.000	01/01/21	3,341,265

New Jersey – 3.3%
East Orange NJ GO Bonds (Refunding-Water Utilities) Series B (AGM) (AA/A2)
1,500,000	5.000	07/15/24	1,835,190
New Jersey Housing & Mortgage Finance Agency MF Conduit Revenue Bonds (Lexington Manor Apartments Project) Series B (NR/Aaa)
785,000	3.150	06/15/25	816,219
New Jersey Housing & Mortgage Finance Agency MF Revenue Bonds (Refunding) Series A (AA-/NR)(a)
2,000,000	3.900	11/01/50	2,031,900
New Jersey State Certificates of Participation (Equipment Lease Purchase) Series A (A-/A3)(a)
1,000,000	5.000	06/15/21	1,039,990
New Jersey State Economic Development Authority Revenue Bonds (School Facilities Construction) Series UU (A-/A3)(a)
1,750,000	5.000	06/15/28	1,955,100
New Jersey State Higher Education Assistance Authority Revenue Bonds (Senior Lien) Series 1A (AMT) (AA/Aa2)(a)
1,575,000	3.625	12/01/30	1,602,720
New Jersey State Higher Education Assistance Authority Student Loan Revenue Bonds (Refunding) Series 1A (AA/Aa2)(a)
1,290,000	4.750	12/01/23	1,373,476

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
New Jersey – (continued)
Passaic County NJ GO Bonds (Refunding-Taxable Pension) Series 2003 (AGM) (NR/Aa3)
$ 100,000	5.750%		02/15/21	$107,601

				10,762,196

New York – 1.0%
Metropolitan Transportation Authority NY Revenue Bonds Series 2008 C (AA-/A1)
95,000	5.500		11/15/18	99,098
Monroe Country NY Development Corp. Revenue Bonds (Refunding John Fisher College) Series A (A-/NR)(a)
500,000	5.000		06/01/29	582,045
New York City Housing Development Corp. Revenue Bonds (Multi Family Development) Series G (AA+/Aa2)(a)
250,000	3.800		11/01/37	258,158
New York State Dormitory Authority Revenues Non Supported Debt Revenue Bonds (Refunding-Icahn School Medicine at Mount Sinai) Series A (A-/A3)(a)
1,000,000	5.000		07/01/27	1,201,340
New York State Dormitory Authority Revenues Non Supported Debt Revenue Bonds (School District Financing Program) Series C (AGM) (AA/A2)(a)(d)
1,000,000	5.000		10/01/17	1,038,790

				3,179,431

North Carolina – 1.0%
North Carolina State Medical Care Commission Revenue Bonds (Refunding-NC Baptist Hospital) (A/A2)(a)
1,190,000	5.000		06/01/22	1,341,201
Western Carolina University Revenue Bonds (Refunding-Limited Obligation-Student Housing) (A/NR)
200,000	2.000		06/01/20	202,630
420,000	3.000		06/01/21	443,184
330,000	4.000		06/01/22	365,954
350,000	4.000		06/01/23	392,021
480,000	4.000	(a)	06/01/25	534,192

				3,279,182

Ohio(a) – 2.0%
Akron OH Certificates of Participation (Refunding-Municipal Baseball Stadium Project) Series 2013 (A+/NR)
660,000	3.000		12/01/19	678,295
Akron OH GO Bonds (Refunding) (AA-/NR)
545,000	5.000		12/01/26	659,156
Ohio State Higher Educational Facility Commission Revenue Bonds (Xavier University-Refunding) Series C (BBB+/A3)
1,000,000	5.000		05/01/27	1,177,700
1,000,000	5.000		05/01/28	1,168,580
750,000	5.000		05/01/29	870,892
Toledo OH Waterworks Revenue Bonds (Refunding-System) (AA-/Aa3)
1,690,000	5.000		11/15/27	2,062,189

				6,616,812

42	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Oregon – 0.2%
Oregon State Housing & Community Services Department Housing Revenue Bonds Single Family Mortgage Program Series A (FHLMC) (NR/Aa3)
$ 590,000	5.000%		07/01/17	$605,246

Pennsylvania – 7.7%
Butler County PA Hospital Authority Revenue Bonds (Refunding) Series 2015 (NR/Baa1)
500,000	5.000		07/01/25	601,535
450,000	5.000	(a)	07/01/26	539,825
490,000	5.000	(a)	07/01/27	583,590
Delaware County PA Authority University Revenue Bonds (Neumann University) (BBB/NR)
1,025,000	5.000		10/01/19	1,129,888
1,250,000	5.250	(a)	10/01/31	1,413,150
East Stroudsburg PA Area School District GO Bonds (AGM) (NR/Aa3)(a)
2,200,000	5.000		09/01/22	2,275,878
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds (Drexel University College Medicine) Series 2007 (NPFG) (AA-/A3)(a)(d)
1,250,000	5.000		11/01/17	1,301,637
Pennsylvania State Housing Finance Agency Single Family Mortgage Revenue Bonds (Refunding) Series 121 (AA+/Aa2)(a)
1,000,000	3.100		10/01/36	981,720
Pennsylvania State Housing Finance Agency Single Family Mortgage Revenue Bonds Series 113 (AA+/Aa2)
795,000	4.000		10/01/18	832,142
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds (Refunding-Subordinated) Series B (NR/A3)(a)
1,500,000	5.000		06/01/29	1,770,000
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds (Variable-Refunding) Series B-1 (A/A1)(a)(b)
3,000,000	1.080		12/01/17	2,997,150
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series B (A/A1)(a)
2,315,000	5.000		12/01/25	2,573,331
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series C (A/A1)(a)
500,000	5.000		12/01/26	602,675
Philadelphia PA Authority for Industrial Development City Agreement Revenue Bonds (Refunding-Central Library Project) Series B (A+/A2)
610,000	3.000		12/01/18	628,263
Philadelphia PA Authority for Industrial Development City Agreement Revenue Bonds (Refunding-Cultural & Commercial Corridors Programs) Series A (A+/A2)
2,000,000	4.000		12/01/18	2,100,620
State Public School Building Authority Revenue Bonds (Refunding-Montgomery County Community College) (NR/A1)(a)
1,065,000	5.000		05/01/29	1,257,797

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Pennsylvania – 0.2%
Wilkes-Barre PA Finance Authority Revenue Bonds (Refunding-University of Scranton) Series A (A-/NR)
$1,000,000	5.000%		11/01/24	$1,189,710
2,205,000	4.000	(a)	11/01/29	2,349,031

				25,127,942

Rhode Island – 1.3%
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds (Multi Family Development) Series 1 (NR/Aa2)(a)
260,000	5.125		10/01/30	280,717
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds Homeownership Opportunities Series 61 B (Non-AMT) (Non-ACE) (AA+/Aa2)(a)
2,150,000	3.450		04/01/26	2,248,062
Rhode Island State Health & Educational Building Corp. Higher Education Facility Revenue Bonds (Bryant University Project) (A/A2)
950,000	5.000		06/01/21	1,083,000
Rhode Island State Health & Educational Building Corp. Public School Revenue Bonds (Unrefunded-2016-Financing Program) Series A (AMBAC) (NR/A1)(a)
145,000	5.000		05/15/23	145,583
Rhode Island State Housing & Mortgage Finance Corp. Revenue Bonds (Home Funding) Series 4 (NR/Aa2)(a)
430,000	3.500		04/01/22	456,350

				4,213,712

South Carolina – 2.7%
Laurens County SC School District No. 055 Installment Purchase Revenue Bonds (Refunding) Series 2015 (A-/A2)
1,000,000	5.000		12/01/24	1,199,620
Newberry Investing in Children’s Education SC Installment Purpose Revenue Bonds (Refunding- Newberry Co. School District) Series 2014 (A/A1)(a)
2,925,000	5.000		12/01/25	3,542,497
Scago Educational Facilities Corp. for Colleton School District Revenue Bonds (Refunding) (A-/A3)(a)
1,000,000	5.000		12/01/26	1,180,910
Scago Educational Facilities Corp. for Pickens School District Revenue Bonds (Refunding) Series 2015 (A/A1)(a)
2,550,000	5.000		12/01/27	3,069,945

				8,992,972

South Dakota – 1.2%
South Dakota Housing Development Authority Revenue Bonds (Home Ownership Mortgage) Series D (AAA/Aaa)
1,030,000	2.700		05/01/25	1,076,216
South Dakota Housing Development Authority Single Family Revenue Bonds (Taxable-Refunding-Mortgage) Series 1 (NR/Aa2)(a)
585,000	2.834		11/01/26	583,432
590,000	2.884		05/01/27	586,242
550,000	2.984		11/01/27	546,381

The accompanying notes are an integral part of these financial statements.	43

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2016

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
South Dakota – (continued)
South Dakota State Health & Educational Facilities Authority Revenue Bonds (Avera Health Issue) Series A (AA-/A1)(a)
$1,000,000	5.000%	07/01/25	$1,147,740

			3,940,011

Tennessee(a) – 0.4%
Tennessee Housing Development Agency Revenue Bonds Homeownership Program Series 1C (Non-AMT) (GO of Agency) (AA+/Aa1)
740,000	3.500	07/01/27	772,686
Tennessee Housing Development Agency Revenue Bonds Residential Financing Program Series 1C (Non-AMT-Non ACE-Issue) (AA+/Aa1)
490,000	4.050	01/01/38	519,870

			1,292,556

Texas – 5.8%
Arlington TX Higher Education Finance Corp. Revenue Bonds (Responsive Education Solutions) Series A (AAA/NR)
725,000	5.000	08/15/25	890,206
Celina TX GO Bonds (Certificates of Obligation) (Waterworks & Sewer System) Series 2015 (AA-/A1)(a)
930,000	5.000	09/01/27	1,132,033
980,000	5.000	09/01/28	1,184,183
Forney TX Independent School District GO Bonds (Refunding) Series 2015 (PSF-GTD) (AAA/Aaa)(a)
2,630,000	4.000	08/15/24	2,758,081
Houston County TX GO Bonds (Certificates of Obligation) (A/NR)(a)
235,000	5.000	02/15/20	246,905
Katy TX Independent School District GO Bonds (Refunding) Series A (AAA/Aaa)
300,000	5.000	02/15/25	375,657
Kyle TX GO Bonds (Refunding) Series 2015 (AA-/NR)(a)
1,000,000	4.000	08/15/26	1,125,110
Lower Colorado River Authority Revenue Bonds (Prerefunded-Refunding) (NR/NR)(a)(d)
5,000	5.625	05/15/19	5,561
Mansfield TX Independent School District GO Bonds (Refunding) Series A (PSF-GTD) (NR/Aaa)(a)
2,460,000	4.000	02/15/29	2,753,995
Nolan County TX Hospital District GO Bonds Series 2014 (NR/A3)(a)
1,025,000	5.000	08/15/27	1,195,724
North Texas Tollway Authority Revenue Bonds (Prerefunded 2016-Refunding-System First Tier) Series A (AA/A1)(a)(d)
225,000	5.750	01/01/18	237,654
North Texas Tollway Authority Revenue Bonds (Unrefunded 2016-Refunding-System First Tier) Series A (AA/A1)(a)
80,000	5.750	01/01/40	84,374

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Texas – (continued)
North TX Tollway Authority Revenue Bonds (Prerefunded-Refunding System) (First Tier) Series A (AGC-ICC) (AA/A1)(a)(d)
$ 295,000	5.750%	01/01/18	$311,591
Odessa TX GO Bonds (Refunding) Series 2015 (AA/Aa3)(a)
1,000,000	5.000	03/01/27	1,192,240
Port Arthur TX Independent School District GO Bonds (Refunding) Series E (NR/Aa3)(a)
2,500,000	4.000	02/15/32	2,748,350
Weslaco TX GO Bonds (Refunding) Series 2016 (AA-/NR)
2,295,000	5.000	02/15/24	2,776,720

			19,018,384

Utah(a) – 0.6%
Unified Fire Service Area Local Building Authority Lease Revenue Bonds (Refunding) Series 2016 (NR/Aa2)
2,025,000	3.000	04/01/29	2,042,354

Vermont – 0.5%
Vermont Economic Development Authority Revenue Bonds (Central Vermont Public Service Corp.-Recovery Zone Facility) (NR/WR)
1,000,000	5.000	12/15/20	1,131,080
Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (AMT) (AA/NR)
410,000	4.000	06/15/20	437,724

			1,568,804

Virginia – 0.1%
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Prerefunded-Refunding) (ETM) Series 1998 (AA-/A3)
145,000	5.250	07/15/17	149,576
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Unrefunded-Refunding) Series 1998 (AA-/A3)
80,000	5.250	07/15/17	81,785

			231,361

Washington – 2.0%
COB Properties WA Lease Revenue Bonds (Bothell City Hall Project) Series 2014 (AA/NR)(a)
1,620,000	5.000	12/01/26	1,953,995
Grays Harbor County WA Public Utility District No. 1 Revenue Bonds (Refunding) Series A (A/A1)(a)
250,000	4.000	01/01/40	267,035
Washington Higher Education Facilities Authority Revenue Bonds Seattle University Project Series 2011 (Refunding) (A/NR)
560,000	5.000	05/01/18	593,057
Washington State Health Care Facilities Authority Revenue Bonds (Catholic Health Initiatives) Series D (A-/A3)(a)
500,000	6.000	10/01/23	547,100
Washington State Health Care Facilities Authority Revenue Bonds (Multicare Health System) Series A (AA-/Aa3)(a)
1,495,000	5.000	08/15/27	1,814,317

44	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Washington – (continued)
Washington State Housing Finance Commission Revenue Bonds (Refunding-Non-AMT-Single Family Program) Series 1N (NR/Aaa)(a)
$1,500,000	3.450%	12/01/30	$1,550,685

			6,726,189

Wisconsin(a) – 1.4%
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Children’s Hospital of Wisconsin) (AA/Aa3)
1,000,000	5.000	08/15/21	1,071,620
Wisconsin State Housing & Economic Development Authority Home Ownership Revenue Bonds (Non-ACE) Series B (AA/Aa2)
1,360,000	3.150	09/01/30	1,361,523
Wisconsin State Housing & Economic Development Authority Home Ownership Revenue Bonds (Refunding) Series B (AA/Aa2)
660,000	3.250	09/01/26	673,774
Wisconsin State Housing & Economic Development Authority Revenue Bonds (Refunding) Series C (AA/Aa3)
1,395,000	4.100	05/01/43	1,447,201

			4,554,118

Wyoming – 0.3%
Lincoln County Building Corp. Lease Revenue Bonds Series 2012 (A+/NR)
295,000	2.000	05/01/17	296,596
305,000	3.000	05/01/18	313,750
Wyoming Community Development Authority Homeownership Mortgage Revenue Bonds Series A (NR/Aa2)
225,000	2.250	12/01/16	225,261

			835,607

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $310,454,092)			$320,814,260

Shares	Distribution Rate		Value
Investment Company – 1.8%
T. Rowe Price Tax-Free High Yield Fund (NR/NR)
493,274	0.117%		$6,003,139
(Cost $5,500,000)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(e) – 0.8%
Repurchase Agreement – 0.8%
State Street Bank & Trust Co.
$2,650,000	0.010%	11/01/16	$2,650,000
Maturity Value: $2,650,000
(Cost $2,650,000)

TOTAL INVESTMENTS – 100.4%
(Cost $318,604,092)			$329,467,399

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%			(1,429,138)

NET ASSETS – 100.0%			$328,038,261

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(b)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2016.
(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(d)	Prerefunded security. Maturity date disclosed is prerefunding date.
(e)	Repurchase agreement was entered into on October 31, 2016. This agreement was fully collateralized by $2,605,000 U.S. Treasury Note, 2.125%, due 09/30/21 with a market value of $2,705,774.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	—Insuredby Assured Guaranty Municipal Corp.
AMBAC	—Insuredby American Municipal Bond Assurance Corp.
AMT	—AlternativeMinimum Tax
BHAC	—BerkshireHathaway Assurance Corp.
ETM	—Escrowto Maturity
FGIC	—Insuredby Financial Guaranty Insurance Co.
FHLMC	—FederalHome Loan Mortgage Corp.
FNMA	—FederalNational Mortgage Association
GNMA	—GovernmentNational Mortgage Association
GO	—GeneralObligation
NR	—NotRated
PSF-GTD	—Guaranteedby Permanent School Fund
Q-SBLF	—QualifiedSchool Bond Loan Fund
VA	—VeteransAdministration
WR	—WithdrawnRating
XLCA	—Insuredby XL Capital Assurance, Inc.

The accompanying notes are an integral part of these financial statements.	45

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2016

PORTFOLIO COMPOSITION

	AS OF 10/31/2016	AS OF 10/31/15

General Obligation	20.6%	24.2%
Education	16.3	16.1
Lease	14.1	14.9
Hospital	11.5	12.7
Transportation	9.1	6.5
Single Family Housing	6.2	4.3
Limited Tax	5.4	6.7
Multi Family Housing	5.2	1.4
Student	2.8	4.9
Prerefunded/Escrow to Maturity	2.6	1.4
Investment Company	1.8	2.0
Water/Sewer	1.8	2.3
Not For Profit	1.4	0.8
Power	0.6	1.1
Crossover	0.2	0.0
Short-term Investment	0.8	1.3

TOTAL INVESTMENTS	100.4%	100.6%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

46	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Performance Summary

October 31, 2016 (Unaudited)

The following is performance information for the Commerce Missouri Tax-Free Intermediate Bond Fund (“Missouri Tax-Free Intermediate Bond Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2015 - October 31, 2016	Fund Total Return(a)	Index Total Return(c)	Index
Missouri Tax-Free Intermediate Bond Fund	3.21%	3.38%	Bloomberg Barclays 3-15 Year Blend Municipal Bond(c)

Standardized Average Annual Total Return through September 30, 2016(b)

Standardized Average Annual Total Return through September 30, 2016(b)	One Year	Five Years	Ten Years	Since Inception
Missouri Tax-Free Intermediate Bond Fund (commenced February 21, 1995)(a)	4.11%	3.16%	3.83%	4.36%
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index (as of March 1, 1995)(c)	4.76%	3.91%	4.68%	5.29%

Missouri Tax-Free Intermediate Bond Fund 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2006 through October 31, 2016.

Average Annual Total Return through October 31, 2016	One Year	Five Years	Ten Years	Since Inception
Missouri Tax-Free Intermediate Bond Fund (commenced February 21, 1995)(a)	3.21%	3.08%	3.71%	4.30%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
Missouri Tax-Free Intermediate Bond Fund	0.67%	0.67%

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns reflect any fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)	The Bloomberg Barclays Capital 3-15 Year Blend Municipal Bond Index is an unmanaged index comprised of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect any deduction for fees, taxes or expenses. Inception date of the Index return is March 1, 1995 as daily value was unavailable at February 21, 1995, the Fund’s inception date.

(d)	The Fund’s expense ratios, both net (net of applicable fee waivers and/or expense reimbursements) and gross (before fee waivers and/or expense reimbursements), set forth above are as of the most recent publicly available prospectus (March 1, 2016) for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes, acquired fund fees and expenses and extraordinary expenses. This agreement will remain in place through March 1, 2017. After this date, the Adviser or the Fund may terminate the contractual arrangement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

October 31, 2016

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 97.0%
Arizona(a) – 0.7%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$1,000,000	5.000%	01/01/25	$1,105,030
Pinal City Arizona Unified School District No. 1 Florence School Improvement Project of 2006 GO Bonds Series C (A/NR)
1,215,000	5.150	07/01/24	1,300,354

			2,405,384

California – 1.5%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NPFG) (AA-/A3)(b)
2,000,000	0.000	07/01/27	1,577,220
California State Department of Veterans Affairs Home Purchase Revenue Bonds (Refunding) Series B (AA/Aa3)(a)
2,000,000	3.250	12/01/36	1,982,460
Washington CA Unified School District GO Bonds Capital Appreciation Election of 2004 (Yolo County) Series A (NPFG) (AA-/A3)(b)
2,400,000	0.000	08/01/29	1,625,688

			5,185,368

Illinois – 1.8%
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB/NR)(a)
1,000,000	5.500	08/15/24	1,104,280
Illinois Housing Development Authority Revenue Bonds (Refunding Homeowner Mortgage) Series C (AA/Aa3)(a)
3,000,000	2.900	08/01/31	2,859,180
Kendall Kane & Will Counties IL Community Unit School District No. 308 Series 2014 (NR/Aa2)(a)
2,000,000	4.125	02/01/30	2,189,080
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Prerefunded-Capital Appreciation) Series 2004 (NPFG) (AA-/A3)(b)
95,000	0.000	11/01/19	91,766

			6,244,306

Indiana(a) – 0.8%
Indiana Bond Bank Revenue Bonds (Special Program-Hendricks Regional Health) Series A (AA/NR)
500,000	5.500	02/01/29	545,480
Tri-Creek IN 2002 High School Building Corporation Revenue Bonds (Refunding) Series 2016 (AA+/NR)
2,000,000	4.000	07/15/34	2,169,740

			2,715,220

Iowa(a) – 0.4%
Waterloo Community School District Infrastructure Sales & Services Tax Revenue Bonds (Refunding) Series A (A/NR)
1,245,000	5.250	01/01/30	1,369,064

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas(a) – 0.5%
Kansas Development Finance Authority Hospital Revenue Bonds (Refunding-Adventist Health Sunbelt Obligation Group) Series A (AA/Aa2)
$1,500,000	5.000%		11/15/32	$1,732,890

Louisiana(a) – 2.3%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (A/A3)
7,000,000	5.500		10/01/25	8,062,530

Michigan(a) – 1.8%
Michigan State Housing Development Authority Revenue Bonds (Non-AMT) (Non-ACE) Series B (AA+/Aa2)
2,920,000	2.550		06/01/27	2,906,539
2,000,000	3.350		12/01/34	2,001,600
Michigan State Housing Development Authority Revenue Bonds Series A (AA/NR)
1,400,000	3.000		10/01/32	1,363,572

				6,271,711

Missouri – 84.4%
Arnold MO Certificates of Participation (A+/NR)
200,000	3.000		11/01/17	204,008
230,000	3.000		11/01/18	236,937
210,000	3.000	(a)	11/01/19	216,880
225,000	3.625	(a)	11/01/22	233,638
470,000	3.700	(a)	11/01/23	488,264
225,000	3.800	(a)	11/01/24	234,047
480,000	3.875	(a)	11/01/25	499,618
250,000	4.000	(a)	11/01/26	261,280
Belton MO Certificates of Participation (A+/NR)(a)
500,000	5.125		03/01/25	524,540
500,000	5.250		03/01/29	525,160
Belton MO School District No. 124 Direct Deposit Program GO Bonds (Refunding) Series B (AA+/Aa1)(a)
150,000	4.000		03/01/21	156,038
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-Combined Lien) Series A (AA+/Aa3)(a)
1,000,000	5.000		10/01/33	1,169,490
1,035,000	5.000		10/01/44	1,200,393
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-St. Clair County Metrolink Project) (AGM) (AA/A2)
2,000,000	5.250		07/01/20	2,263,880
Boone County MO Hospital Revenue Bonds (NR/Baa1)(a)(c)
2,350,000	5.750		08/01/18	2,543,381
Boone County MO Hospital Revenue Bonds Series 2012 (NR/Baa1)
400,000	4.000		08/01/18	418,348
500,000	4.000		08/01/19	532,225
Branson MO Reorganized School District No. R-4 GO Bonds Series 2012 (A+/NR)(a)
2,000,000	4.000		03/01/27	2,192,960

48	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Cape Girardeau County MO Industrial Development Authority Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)(a)
$ 750,000	5.000%	06/01/26	$861,772
Chesterfield MO Certificates of Participation (AMBAC) (NR/Aa1)
600,000	5.000	02/15/22	702,942
Clay County MO Public School District No. 53 Liberty GO Bonds (Refunding) Series 2016 (AA/NR)(a)
1,000,000	4.000	03/01/34	1,098,740
1,000,000	4.000	03/01/35	1,095,300
1,000,000	4.000	03/01/36	1,092,720
Clay County MO Public School District No. 53 Liberty School Building Direct Deposit Program GO Bonds (AA+/NR)(a)
1,280,000	5.000	03/01/25	1,347,174
Clayton MO Special Obligation Revenue Bonds (Build America Bonds) Series B (AA+/NR)(a)
810,000	5.200	12/01/23	876,987
Columbia MO Special Obligation Revenue Bonds (Refunding) Series 2015 (AA/NR)
495,000	5.000	02/01/18	520,369
470,000	5.000	02/01/19	510,627
Columbia MO Water & Electric Revenue Bonds (Refunding & Improvement System) Series 2015 (A+/NR)(a)
500,000	4.000	10/01/42	522,405
Cottleville MO Certificates of Participation (Refunding) (NR/A2)(a)
1,000,000	3.750	08/01/32	1,016,400
Duckett Creek MO Sewer District Revenue Bonds (Refunding-System) Series 2015 (NR/Aa3)
1,300,000	5.000	12/01/24	1,591,720
1,215,000	5.000	12/01/25	1,499,164
Grain Valley MO Certificates of Participation (Refunding) (NR/NR)(a)
200,000	5.000	09/01/20	200,382
Great Rivers Greenway Metropolitan Park & Recreation District (Gateway Arch Project) Series 2014 (A+/A1)(a)
1,000,000	5.000	12/30/26	1,202,090
Greene County MO GO Bonds Limited-Jamestown NID Project Series B (NR/Aa3)(a)
4,280,000	5.000	04/01/32	4,955,341
Greenwood MO GO Build America Bonds Taxable Series B (AA-/NR)(a)
500,000	5.625	03/01/25	560,250
Higginsville MO Sewage Systems Revenue Bonds (Build America Bonds-Taxable Direct Payment to Issuer) (BB+/NR)(a)
500,000	5.924	10/01/30	517,370
I-470 & 350 Transportation Development District MO Sales Tax Revenue Bonds (Refunding & Improvement) (Radian) (AGC) (AA/A3)(a)
180,000	4.600	06/01/29	180,139

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Independence MO School District (Refunding) (Direct Deposit Program) Series 2016 (AA+/NR)(a)
$1,500,000	4.000%		03/01/30	$1,714,290
Independence MO School District Lease Certificates of Participation (Refunding) Series 2016 (A+/NR)
600,000	3.000		04/01/22	637,278
875,000	3.000		04/01/23	931,192
500,000	3.000		04/01/24	529,670
960,000	3.000	(a)	04/01/26	994,915
Jackson County MO Consolidated School District Direct Deposit Program GO Bonds (AA+/NR)(a)(c)
2,365,000	5.000		03/01/18	2,494,602
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (NPFG) (NR/Aa3)(a)
500,000	5.000		12/01/20	501,695
Jackson County MO School District Hickman Mills C-1 Certificates of Participation (Energy Conservation Project) Series 2015 (A-/NR)(a)
475,000	3.000		04/15/28	478,791
575,000	3.250		04/15/30	579,169
550,000	3.300		04/15/31	551,436
700,000	3.375		04/15/32	702,051
Jackson County MO School District No. C-1 Hickman School Building Direct Deposit Program GO Bonds (AA+/NR)(a)(c)
500,000	5.000		03/01/18	527,400
Jackson County MO Special Obligation Revenue Bonds (Refunding-Truman Sports Complex Project) Series 2014 (NR/A1)(a)
1,000,000	5.000		12/01/25	1,223,570
Jackson County MO Special Obligation Revenue Bonds (Right of Way Project) (NR/A1)(a)
1,345,000	4.000		12/01/26	1,526,629
1,455,000	4.000		12/01/28	1,626,239
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Center Projects) (NR/Aa3)
890,000	4.000		12/01/17	920,304
595,000	4.250	(a)	12/01/23	662,592
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Control Project) Series B (NR/Aa3)
900,000	3.500		12/01/18	943,677
920,000	3.850		12/01/20	1,008,642
500,000	4.350	(a)	12/01/23	561,085
820,000	4.500	(a)	12/01/24	922,721
Jefferson County MO Consolidated Public Water Supply District No. C-1 Waterworks Revenue Bonds (Refunding) (AA-/NR)(a)
290,000	4.000		12/01/20	299,364
435,000	4.000		12/01/21	448,763
425,000	4.000		12/01/22	438,167
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (A-/NR)(a)
1,000,000	5.500		02/15/31	1,118,080

The accompanying notes are an integral part of these financial statements.	49

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2016

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Freeman Health System Project) Series 2014 (A-/NR)(a)
$1,895,000	5.000%	02/15/27	$2,233,466
Kansas City MO GO Bonds (Refunding & Improvement) Series A (AA/Aa2)(a)
5,425,000	4.500	02/01/24	6,241,028
Kansas City MO Industrial Development Authority Revenue Bonds (AMBAC) (AA-/A1)(a)
1,905,000	4.500	12/01/26	1,973,770
Kansas City MO Industrial Development Authority Revenue Bonds (Refunding & Downtown Redevelopment District) Series A (AA-/A1)(a)
2,130,000	5.500	09/01/29	2,500,343
Kansas City MO Sanitary Sewer System Revenue Bonds (Refunding) Series A (AA/Aa2)(a)
1,895,000	4.000	01/01/33	2,068,506
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvement) Series C (AA-/A1)(a)(c)
2,575,000	5.500	04/01/18	2,742,581
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvement) Series D (AA-/A1)
95,000	6.431	04/01/18	99,107
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(b)
4,465,000	0.000	02/01/18	4,378,959
Kansas City MO Special Obligation Revenue Bonds (Downtown Streetcar Project) Series A (AA-/A1)(a)
760,000	5.000	09/01/31	834,913
Kansas City MO Special Obligation Tax Allocation (East Village Project) Series A (AA-/A1)(a)
500,000	5.000	04/15/31	555,410
Kirkwood MO Certificates of Participation (Build America Bonds-Taxable Direct Payment) (NR/Aa2)(a)
500,000	6.050	09/01/30	522,410
Kirkwood School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (NR/Aa2)
1,860,000	5.000	02/15/20	2,082,382
1,700,000	5.000	02/15/21	1,956,598
Ladue MO School District GO Bonds (Prerefunded-Refunding & Improvement) (NR/NR)(a)
275,000	5.000	03/01/20	278,559
305,000	5.000	03/01/22	308,947
280,000	5.000	03/01/23	283,623
Ladue MO School District GO Bonds (Unrefunded-Refunding & Improvement) (AAA/NR)(a)
225,000	5.000	03/01/20	228,395
240,000	5.000	03/01/22	243,564
220,000	5.000	03/01/23	223,258
Liberty MO Public School District No. 53 Lease Participation Certificates (Refunding) (School Board Association) Series 2016 (AA-/NR)(a)
1,040,000	3.000	04/01/27	1,072,115

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Metropolitan St. Louis MO Sewer District Wastewater System Revenue Bonds Series A (AAA/Aa1)(a)
$ 485,000	5.000%		05/01/42	$554,379
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (AA-/NR)
1,000,000	5.000		12/01/20	1,135,380
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds (Refunding-Iatan 2 Project) Series A (NR/A2)(a)
3,115,000	5.000		01/01/31	3,620,378
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds (Refunding-Prairie State Project) Series A (NR/A2)
1,000,000	5.000		06/01/17	1,023,800
1,500,000	5.000		12/01/17	1,565,310
Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (AA-/NR)(a)
400,000	4.000		04/01/28	436,320
425,000	5.000		04/01/31	489,133
475,000	5.000		04/01/32	545,889
500,000	5.000		04/01/33	573,795
500,000	5.000		04/01/34	572,965
Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (AGM) (AA/A2)(a)(c)
1,530,000	5.250		03/01/17	1,552,889
Missouri State Board of Public Buildings Special Obligation (Refunding) Series A (AA+/Aa1)(a)
2,450,000	5.000		10/01/21	2,805,666
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)(a)
1,825,000	3.000		10/01/26	1,885,645
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series B (AA+/Aa1)(a)
800,000	4.000		04/01/28	891,016
Missouri State Development Finance Board Cultural Facilities Revenue Bonds (Nilson Gallery Foundation) Series A (AA-/NR)
1,000,000	4.000		12/01/17	1,031,420
Missouri State Development Finance Board Revenue Bonds (Louis Convention Center) Series C (AA-/NR)(a)(d)
970,000	0.530		12/01/20	970,000
Missouri State Development Finance Board Revenue Bonds (Variable-Taxable) (St. Louis Center) Series B (AA-/NR)(a)(d)
3,910,000	0.880		12/01/20	3,910,000
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds (Tri-County Water Authority Project) (NR/Aa3)
735,000	3.000		01/01/20	772,867
595,000	5.000	(a)	01/01/30	714,881
775,000	5.000	(a)	01/01/31	926,683

50	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance-State Revolving Funds Program) Series B (GO of Authority) (NR/Aaa)(a)
$ 380,000	5.125%		01/01/18	$381,170
5,000	5.000		01/01/22	5,017
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Bonds (Prerefunded-State Revolving Funds Programs) Series A (NR/NR)(a)(c)
310,000	5.500		01/01/19	339,745
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Bonds (Unrefunded-State Revolving Fund Program) Series B (NR/Aaa)(a)
310,000	5.000		07/01/17	311,070
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Bonds (Unrefunded-State Revolving Funds Programs) Series A (NR/Aaa)(a)
90,000	5.500		01/01/23	98,717
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (A.T. Still University of Health Sciences) Series 2011 (A-/NR)
510,000	3.000		10/01/17	519,461
525,000	4.000		10/01/18	553,303
545,000	4.000		10/01/19	582,055
400,000	3.500		10/01/21	428,896
1,850,000	5.250	(a)	10/01/41	2,112,200
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Kansas City University of Medicine And Biosciences) Series A (NR/A1)(a)
1,440,000	4.500		06/01/28	1,635,163
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Ranken Technical College) Series A (A/A3)(a)
1,000,000	5.125		11/01/31	1,111,980
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (University of Central Missouri) Series C (A+/NR)(a)
2,400,000	5.000		10/01/26	2,860,848
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Prerefunded-Cox Health) Series A (NR/NR)(a)(c)
1,880,000	5.125		11/15/18	2,031,735
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-Cox Health) Series A (NR/A2)(a)
2,500,000	5.000		11/15/35	2,875,975
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A+/NR)(a)
1,000,000	5.000		12/01/33	1,146,180

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (St. Lukes Episcopal) Series 2011 (A+/NR)(a)
$2,270,000	5.000%	12/01/25	$2,619,762
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Unrefunded-Cox Health) Series A (NR/A2)(a)
470,000	5.125	11/15/23	509,424
Missouri State Health & Educational Facilities Authority Health Facllities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A+/NR)(a)
1,375,000	5.000	12/01/31	1,590,600
Missouri State Health & Educational Facilities Authority Revenue Bonds (BJC Health System) Series 2014 (AA/Aa2)
1,000,000	5.000	01/01/17	1,007,030
1,000,000	5.000	01/01/18	1,047,960
Missouri State Health & Educational Facilities Authority Revenue Bonds (Children’s Mercy Hospital) (A+/NR)(a)
1,000,000	5.000	05/15/23	1,095,060
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding & Improvement-Webster University Project) Series 2011 (NR/A2)(a)
2,000,000	5.000	04/01/22	2,283,880
2,000,000	5.000	04/01/25	2,276,580
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Children’s Mercy Hospital) Series 2016 (A+/NR)(a)
1,250,000	4.000	05/15/33	1,328,425
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Lake Regional Health System) (BBB+/NR)
2,000,000	5.000	02/15/19	2,146,220
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-The Children’s Mercy Hospital) Series 2016 (A+/NR)(a)
1,250,000	4.000	05/15/39	1,306,475
Missouri State Health & Educational Facilities Authority Revenue Bonds (SSM Health Care) Series B (A+/NR)(a)
1,000,000	5.000	06/01/21	1,130,800
1,000,000	4.500	06/01/25	1,092,770
Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Louis College of Pharmacy) Series B (BBB/NR)(a)
500,000	5.000	05/01/30	563,345
1,410,000	5.000	05/01/40	1,542,963
Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Lukes Health System) Series A (AGM) (AA/A1)
1,000,000	5.000	11/15/19	1,117,300
Missouri State Health & Educational Facilities Authority Revenue Bonds (Variable-Ascension Health Senior Credit Group) Series C5-REMK (AA+/Aa2)(a)(d)
3,000,000	0.590	11/15/26	3,000,000

The accompanying notes are an integral part of these financial statements.	51

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2016

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Revenue Bonds (Variable-Pooled Hospital) Series C (U.S. Bank NA LOC) (AA/NR)(a)(d)
$2,000,000	0.670%		08/01/29	$2,000,000
Missouri State Health & Educational Facilities Authority Revenue Bonds (Variable-St. Louis University) Series B-1 (AA/Aa2)(a)(d)
300,000	0.560		10/01/35	300,000
Missouri State Health & Educational Facilities Authority Revenue Bonds (Variable-Washington University) Series B (JP Morgan Chase Bank NA) (AAA/Aaa)(a)(d)
500,000	0.520		03/01/40	500,000
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Courthouse Apartments LLC) Series 2009-1 (FHA) (AA+/NR)(a)
610,000	5.250		07/01/42	656,323
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Samantha Heights Apartments Project) Series 2 (FHA) (AA+/NR)(a)
500,000	4.375		07/01/30	538,460
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series B-2 (GNMA/FNMA/FHLMC) (AA+/NR)(a)
2,340,000	3.550		11/01/30	2,430,535
2,210,000	3.950		11/01/40	2,272,698
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program Market Bonds) Series E-1 (GNMA/FNMA/FHLMC) (AA+/NR)(a)
237,000	3.950		05/01/21	244,238
295,000	3.950		11/01/21	304,009
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program) (Non-AMT) Series E-4 (GNMA/FNMA/FHLMC) (AA+/NR)(a)
250,000	3.600		11/01/23	264,680
395,000	3.750		05/01/24	419,759
325,000	3.800		05/01/25	342,713
Missouri State University Auxiliary Enterprise System Revenue Bonds (Refunding) Series A (A+/A1)
1,170,000	4.000		04/01/19	1,247,618
2,835,000	4.000	(a)	04/01/26	3,118,273
Nodaway County MO Industrial Development Authority Educational Facilities Revenue Bonds (Variable-Northwest Foundation, Inc.) Series 2008 (AA-/NR)(a)(d)
310,000	0.640		11/01/28	310,000
North Kansas City MO Levee District (Improvement) Series 2011 (A-/NR)
275,000	3.000		04/01/18	282,296
280,000	3.000		04/01/19	290,584
265,000	3.250	(a)	04/01/20	275,234
275,000	4.000	(a)	04/01/21	291,082
315,000	4.000	(a)	04/01/22	332,807

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
North Kansas City MO Levee District (Improvement) Series 2011 (A-/NR) – (continued)
$ 385,000	4.500	%(a)	04/01/27	$411,488
405,000	4.500	(a)	04/01/28	432,564
425,000	4.625	(a)	04/01/29	454,865
445,000	4.750	(a)	04/01/30	477,254
North Kansas City MO School District No. 74 Certificates of Participation Series 2015 (NR/Aa3)
520,000	3.000		09/01/17	529,677
540,000	3.000		09/01/18	560,309
Northwest Missouri State University Revenue Bonds (Housing System) (NR/A3)
1,535,000	2.000		06/01/19	1,557,457
2,750,000	4.000	(a)	06/01/26	3,002,422
2,925,000	4.000	(a)	06/01/27	3,182,254
1,000,000	4.000	(a)	06/01/28	1,084,140
O’Fallon MO Certificates of Participation (NPFG) (NR/Aa3)
1,000,000	5.250		11/01/18	1,081,650
O’Fallon MO Special Obligation Revenue Bonds Series 2012 (AA-/NR)(a)
1,135,000	4.000		11/01/22	1,272,210
OTC Public Building Corp. MO Build America Bonds Revenue Bonds Series 2010 (AGM) (AA/NR)(a)
1,000,000	6.400		03/01/30	1,113,990
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding-Ozarks Technical Community College) (AGM) (AA/NR)
1,500,000	5.000		03/01/19	1,625,385
Ozark MO Certificates of Participation Series 2014 (A+/NR)(a)
500,000	5.000		09/01/44	565,590
Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (AGM) (AA+/A2)(a)
440,000	5.000		03/01/22	445,768
Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (Refunding & Improvement) Series 2015 (AA+/NR)(a)
1,000,000	4.000		03/01/30	1,121,610
1,000,000	4.000		03/01/34	1,109,640
1,500,000	4.000		03/01/35	1,658,835
Platte County MO Industrial Development Authority Transportation Revenue Bonds (Refunding & Improvement-Zona Rosa Retail Project) (AA-/NR)(a)
435,000	5.000		12/01/18	454,371
850,000	5.000		12/01/20	887,663
Platte County MO R-3 School District Building Corp. Leasehold Revenue Bonds (School Project) (AA-/NR)(a)
1,000,000	4.000		04/01/23	1,112,390
550,000	4.000		04/01/28	595,271
800,000	4.000		04/01/29	862,888
1,475,000	4.000		04/01/30	1,586,303
Republic MO Special Obligation Revenue Bonds (A/NR)
125,000	3.000		05/01/17	126,324
345,000	3.000		08/01/17	350,413

52	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Republic MO Special Obligation Revenue Bonds (A/NR) – (continued)
$ 150,000	3.150%		05/01/18	$154,637
360,000	3.000		08/01/18	371,909
150,000	3.300	(a)	05/01/19	154,425
250,000	3.500	(a)	05/01/20	257,738
300,000	3.750	(a)	05/01/21	310,389
325,000	3.875	(a)	05/01/22	336,463
Rolla MO Certificates of Participation Series B (A+/NR)(a)
225,000	3.150		07/01/27	228,854
410,000	3.450		07/01/32	414,621
Saint Louis MO Airport Revenue Bonds (Lambert-St. Louis International Airport) Series 2005 (NPFG) (AA-/A3)
2,135,000	5.500		07/01/28	2,700,177
Saint Louis MO Parking Revenue Bonds (Prerefunded) Series A (NPFG) (NR/A2)(a)(c)
915,000	5.000		12/15/16	919,630
Saint Louis MO Parking Revenue Bonds (Unrefunded) Series A (NPFG) (NR/A2)(a)
360,000	5.000		12/15/22	361,958
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2012 (AA+/NR)(a)
3,000,000	4.000		04/01/23	3,397,290
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series A (AA+/NR)(a)
1,300,000	4.000		04/01/23	1,472,159
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series B (AA+/NR)(a)
2,675,000	4.000		04/01/24	2,956,276
Springfield MO Public Building Corp. Leasehold Revenue Bonds (Taxable Improvement-Branson National Airport) (NR/Aa2)(a)
540,000	6.750		03/01/28	587,234
575,000	6.850		03/01/29	624,203
Springfield MO Public Utility Revenue Bonds (Refunding) Series 2015 (AA+/NR)(a)
1,310,000	4.000		08/01/31	1,451,506
Springfield MO Special Obligation Revenue Bonds (College Station Garage Project) Series A (NR/Aa3)(a)
190,000	4.500		11/01/18	196,813
530,000	4.500		11/01/19	548,741
610,000	4.500		11/01/20	631,320
645,000	4.750		11/01/21	669,071
685,000	4.750		11/01/22	710,496
Springfield MO Special Obligation Revenue Bonds (Heers Garage Project) Series B (NR/Aa3)(a)
385,000	4.750		11/01/21	399,368
405,000	4.750		11/01/22	420,074

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Springfield MO Special Obligation Revenue Bonds (Refunding) Series A (NR/Aa2)
$ 925,000	2.000%		05/01/21	$946,654
Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (NR/Aa3)
1,305,000	2.000		05/01/20	1,335,211
1,335,000	2.000		05/01/21	1,366,252
1,000,000	4.000	(a)	05/01/26	1,116,720
1,405,000	4.000	(a)	05/01/27	1,561,770
Springfield MO Special Obligation Revenue Bonds (Sewer Systems Improvement Project) Series 2012 (NR/Aa2)
1,275,000	5.000		04/01/22	1,506,808
1,340,000	5.000	(a)	04/01/23	1,588,222
St. Charles MO Certificates of Participation Build America Bonds Series B (NR/Aa3)(a)
1,250,000	5.650		02/01/30	1,336,037
St. Charles MO Certificates of Participation Series 2012 (NR/A1)(a)
1,000,000	3.000		05/01/22	1,027,410
St. Joseph MO Industrial Development Authority Special Obligation Revenue Bonds (Refunding) (Sewer System Improvements Project) Series B (A+/NR)(a)
1,085,000	5.000		04/01/26	1,306,014
St. Louis County MO Library District Certificates of Participation (AA/Aa2)(a)
1,855,000	4.000		04/01/25	2,084,297
1,930,000	4.000		04/01/26	2,157,450
2,010,000	4.000		04/01/27	2,230,276
St. Louis County MO Parkway School District No. C-2 GO Bonds (Refunding & Improvement) (AAA/NR)
400,000	3.250		03/01/19	421,224
St. Louis County MO Parkway School District No. C-2 GO Bonds Series B (AAA/NR)(a)
1,000,000	4.000		03/01/32	1,108,940
St. Louis County MO Regional Convention & Sports Complex Authority Revenue Bonds (Refunding-Convention & Sports Facilities) Series B (AA/NR)
875,000	5.000		08/15/20	991,357
St. Louis County MO Special Obligation Revenue Bonds Series 2009 (AA/Aa2)
1,500,000	3.000		05/15/17	1,518,570
St. Louis County MO Special School District Certificates of Participation (Lease) Series B (AA/NR)(a)
1,735,000	4.000		04/01/26	1,918,667
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series 2012 (AMT) (A-/A3)(a)
1,280,000	5.000		07/01/23	1,452,966
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series B (AMT) (AGM) (AA/A2)(a)
2,000,000	5.000		07/01/24	2,050,260
St. Louis MO Junior College District Building Corp. Leasehold Revenue Bonds (Refunding) (AA/NR)
750,000	3.000		04/01/21	792,900

The accompanying notes are an integral part of these financial statements.	53

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2016

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Louis MO Junior College District Building Corp. Leasehold Revenue Bonds (Refunding) (AA/NR) – (continued)
$ 800,000	3.000%		04/01/22	$850,128
800,000	3.000	(a)	04/01/23	845,040
St. Louis MO Muni Finance Corp. (Refunding-Carnahan Court House) Series A (A/NR)
2,710,000	5.000		02/15/27	3,329,181
St. Louis MO Municipal Finance Corporation Revenue Bonds Series A (A/NR)
1,320,000	5.000		04/15/25	1,591,141
1,390,000	5.000		04/15/26	1,689,990
St. Louis MO Municipal Finance Corporation Sales Tax Leasehold Revenue Bonds (Refunding) Series 2016 (A/NR)
1,000,000	5.000		02/15/24	1,190,420
2,595,000	4.000	(a)	02/15/35	2,711,645
St. Louis MO Special Administrative Board Transitional School District GO Bonds (Direct Deposit Program) (AA+/NR)(a)(c)
4,250,000	5.000		04/01/18	4,496,840
St. Peters MO Certificates of Participation (Refunding) Series 2013 (NR/A1)(a)
695,000	3.250		05/01/21	729,945
Stone County MO Reorganized School District No. 4 (Refunding -MO Direct Deposit Program) Series 2016 (AA+/NR)(a)
1,725,000	4.000		03/01/33	1,880,888
1,840,000	4.000		03/01/34	1,998,479
Truman MO State University Housing Society Revenue Bonds (Refunding-Revenue) Series 2016 (NR/A1)(a)
865,000	3.000		06/01/25	907,489
Truman State University MO Housing System Revenue Bonds (Refunding) (NR/A1)(a)
765,000	4.000		06/01/21	831,654
Valley Park MO School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (A+/NR)
300,000	2.750		03/01/17	302,037
345,000	3.000		03/01/18	354,815
360,000	3.000	(a)(c)	03/01/18	370,242
385,000	3.150	(a)(c)	03/01/18	396,716
700,000	3.300	(a)(c)	03/01/18	722,687
Wentzville MO Certificates of Participation (Refunding) Series 2015 (NR/Aa3)
1,160,000	4.000		08/01/25	1,318,317
1,000,000	4.000	(a)	08/01/26	1,122,980
Wentzville MO School District No. 4 (Refunding) (Direct Deposit Program) Series 2016 (NR/NR)(a)(b)
2,000,000	0.000		03/01/26	1,632,620
2,095,000	0.000		03/01/27	1,636,928
Wentzville R-IV School District MO Lease Certificates of Participation (Refunding & Improvement Certificates) Series 2016 (NR/Aa3)(a)
1,810,000	4.000		04/01/32	1,960,429
1,800,000	4.000		04/01/33	1,942,614
1,800,000	4.000		04/01/34	1,937,052

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Wentzville R-IV School District MO Lease Certificates of Participation Series 2012 (NR/Aa3)
$ 340,000	3.000%		04/01/17	$343,216
560,000	3.000		04/01/18	576,610
1,270,000	3.250	(a)	04/01/21	1,317,523
Wentzville R-IV School District MO Lease Certificates of Participation Series 2015 (NR/Aa3)
565,000	5.000		04/01/24	685,537
990,000	4.000	(a)	04/01/25	1,119,185
Willard MO Certificates of Participation (Parks & Recreation Project) Series B (A/NR)(a)(c)
625,000	6.625		06/01/17	645,900
Wright City MO Industrial Revenue Bonds (Variable-Watlow Process System, Inc.) Series 2002 (A/NR)(a)(d)
600,000	0.750		04/01/32	600,000

				292,269,405

New Hampshire(a) – 0.5%
New Hampshire Health & Education Facilities Authority Revenue Bonds (Concord Hospital) Series A (NR/A2)
1,750,000	4.000		10/01/33	1,839,267

North Dakota(a) – 1.3%
North Dakota State Housing Finance Agency Homeownership Revenue Bonds (Home Mortgage Finance Program) Series C (NR/Aa2)
2,550,000	2.600		07/01/28	2,498,260
2,085,000	3.150		01/01/36	2,033,751

				4,532,011

Ohio(a) – 0.7%
Ohio Housing Finance Agency RSDL Mortgage Revenue Bonds (Refunding) Series K (NR/Aaa)
2,445,000	3.200		09/01/36	2,423,631

Pennsylvania(a) – 0.3%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
1,000,000	5.000		10/01/25	1,125,560

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $322,837,905)				$336,176,347

Shares	Distribution Rate			Value
Investment Company – 2.2%
T. Rowe Price Tax-Free High Yield Fund (NR/NR)
627,803	0.117%			$7,640,359
(Cost $7,000,000)

54	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(e) – 1.3%
Repurchase Agreement – 1.3%
State Street Bank & Trust Co.
$4,517,000	0.010%	11/01/16	$4,517,000
Maturity Value: $4,517,000
(Cost $4,517,000)

TOTAL INVESTMENTS – 100.5%
(Cost $334,354,905)			$348,333,706

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%			(1,866,410)

NET ASSETS – 100.0%			$346,467,296

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(c)	Prerefunded security. Maturity date disclosed is prerefunding date.
(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at October 31, 2016.
(e)	Repurchase agreement was entered into on October 31, 2016. This agreement was fully collateralized by $4,440,000 U.S. Treasury Note, 2.125%, due 09/30/21 with a market value of $4,611,761.
Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	—Insured by Assured Guaranty Corp.
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
FHA	—Insured by Federal Housing Administration
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
LOC	—Letter of Credit
NR	—Not Rated
Radian	—Insured by Radian Asset Assurance

PORTFOLIO COMPOSITION

	AS OF 10/31/2016	AS OF 10/31/15

Lease	26.5%	21.6%
General Obligation	14.7	16.8
Hospital	13.4	12.2
Education	10.7	12.6
Limited Tax	7.8	11.8
Single Family Housing	6.6	2.5
Prerefunded/Escrow to Maturity	6.2	6.9
Water/Sewer	4.5	4.6
Transportation	2.8	3.1
Investment Company	2.2	2.4
Power	1.8	2.0
Multi Family Housing	0.7	0.4
Not For Profit	0.6	0.7
Crossover	0.5	1.1
IDR/PCR	0.2	0.0
Short-term Investment	1.3	0.5

TOTAL INVESTMENTS	100.5%	99.2%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	55

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Performance Summary

October 31, 2016 (Unaudited)

The following is performance information for the Commerce Kansas Tax-Free Intermediate Bond Fund (“Kansas Tax-Free Intermediate Bond Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2015 - October 31, 2016	Fund Total Return(a)	Index Total Return(c)	Index
Kansas Tax-Free Intermediate Bond Fund	2.74%	3.38%	Bloomberg Barclays 3-15 Year Blend Municipal Bond(c)

Standardized Average Annual Total Return through September 30, 2016(b)

Standardized Average Annual Total Return through September 30, 2016(b)	One Year	Five Years	Ten Years	Since Inception
Kansas Tax-Free Intermediate Bond Fund (commenced December 26, 2000)(a)	3.74%	3.22%	3.91%	4.16%
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index (as of December 26, 2000)(c)	4.76%	3.91%	4.68%	4.83%

Kansas Tax-Free Intermediate Bond Fund Lifetime Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2006 through October 31, 2016.

Average Annual Total Return through October 31, 2016	One Year	Five Years	Ten Years	Since Inception
Kansas Tax-Free Intermediate Bond Fund (commenced December 26, 2000)(a)	2.74%	3.17%	3.79%	4.09%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
Kansas Tax-Free Intermediate Bond Fund	0.72%	0.85%

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns reflect any fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)	The Bloomberg Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index comprised of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect any deduction for fees, taxes or expenses.

(d)	The Fund’s expense ratios, both net (net of applicable fee waivers and/or expense reimbursements) and gross (before waivers fee waivers and/or expense reimbursements), set forth above are as of the most recent publicly available prospectus (March 1, 2016) for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes, acquired fund fees and expenses and extraordinary expenses. This agreement will remain in place through March 1, 2017. After this date, the Adviser or the Fund may terminate the contractual arrangement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

October 31, 2016

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – 96.7%
Arizona(a) – 0.3%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$ 450,000	5.000%		01/01/25	$497,263

California(b) – 1.8%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NPFG) (FGIC) (AA-/A3)
670,000	0.000		07/01/27	528,368
San Marcos Unified School District GO Bonds (Capital Appreciation) (AA-/Aa3)
2,275,000	0.000		08/01/24	1,908,657

				2,437,025

Illinois(b) – 0.3%
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NPFG) (FGIC) (AA-/A3)
500,000	0.000		11/01/19	473,237

Kansas – 88.1%
Allen County KS Public Building Community Revenue Bonds (Allen County Hospital Project) Series 2012 (A/NR)(a)
1,090,000	5.000		12/01/27	1,245,390
1,140,000	5.000		12/01/28	1,297,685
1,195,000	5.000		12/01/29	1,343,813
Blue Valley KS Recreation Commission Certificates of Participation (Recreation Facilities) (AGM) (AA/Aa2)(a)
800,000	4.000		10/01/27	887,216
Bourbon County KS Unified School District No. 234-Fort Scott GO Bonds Series 2014 (A/NR)
900,000	5.000		09/01/23	1,087,452
Butler County KS Unified School District No. 490 GO Bonds (Refunding-School Building) Series A (AA-/NR)
500,000	5.000		09/01/18	536,220
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (NR/WR)
1,000,000	5.250		09/01/24	1,207,010
City of Abilene KS Public Building Commission Revenue Bonds Series 2011 (AA-/NR)(a)
595,000	4.150		12/01/27	640,571
City of Manhattan KS Hospital Revenue Bonds (Refunding-Mercy Regional Hospital Center, Inc.) Series 2013 (A+/NR)
1,000,000	4.000		11/15/16	1,001,080
2,000,000	5.000	(a)	11/15/29	2,236,780
City of McPherson KS Water System Revenue Bonds Series 2012 (Refunding) (A+/NR)
235,000	3.000		10/01/17	239,575
500,000	3.000		10/01/18	518,785
655,000	4.000		10/01/19	697,601
Coffeyville Public Building Commission Health Care Facilities Revenue Bonds Regional Medical Center (Refunding) Series 2012 (A+/NR)(a)(c)
1,115,000	3.000		08/01/17	1,133,754

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
County of Shawnee KS Certificates of Participation First Responders Communications Projects Series 2012 (NR/Aa3)(a)
$1,145,000	4.000%		09/01/26	$1,236,863
Cowley County KS Unified School District No. 470 Arkansas City GO Bonds (Refunding) (A-/NR)(a)
235,000	4.000		09/01/18	240,539
Dodge City KS Industrial Revenue Bonds (Dodge City Community College Activity Center) Series 2014 (A+/NR)
735,000	2.000		07/15/17	741,034
Dodge City KS Revenue Bonds (Refunding & Improvement) Series B (A+/NR)
1,815,000	4.000		09/01/20	1,998,097
Finney County Unified School District No. 457 GO Bonds (Refunding) Series A (NR/NR)(a)
1,530,000	4.000		09/01/30	1,723,162
Franklin County KS Unified School District No. 290 GO Bonds Series A (NR/A1)(a)
1,720,000	5.000		09/01/32	2,046,680
750,000	5.000		09/01/40	872,498
Harvey County KS Unified School District No. 373 Newton GO Bonds (Refunding) Series 2014 (A+/NR)
550,000	2.000		09/01/17	554,791
Johnson & Miami County KS Unified School District No. 230 GO Bonds (Refunding) Series 2016 (NR/Aa3)
1,000,000	3.000		09/01/18	1,036,310
1,000,000	5.000		09/01/26	1,269,500
1,000,000	3.500	(a)	09/01/30	1,081,190
Johnson & Miami County KS Unified School District No. 230 GO Bonds Series B (NR/Aa3)(a)
1,000,000	4.000		09/01/33	1,103,350
Johnson County KS Park & Recreation District Certificates of Participation Series A (NR/Aa2)(a)
1,000,000	4.000		09/01/23	1,131,230
Johnson County KS Public Building Commission Lease Purchase Revenue Bonds (Refunding) Series C (AAA/Aaa)
750,000	4.000		09/01/18	792,608
500,000	4.000		09/01/20	552,215
Johnson County KS Unified School District No. 229 GO Bonds Series A (AA+/Aaa)(a)
945,000	4.000		10/01/23	1,019,835
Johnson County KS Unified School District No. 231 GO Bonds (Improvement) Series 2013-A (AA-/NR)
2,395,000	5.000		10/01/22	2,871,940
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (AA-/NR)(a)
1,500,000	4.000		10/01/36	1,620,150
Johnson County KS Unified School District No. 231 GO Bonds (Unrefunded) (Refunding & Improvement) Series B (AMBAC) (AA-/NR)(a)
275,000	5.000		10/01/22	275,000

The accompanying notes are an integral part of these financial statements.	57

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2016

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Johnson County KS Unified School District No. 233 GO Bonds (Refunding & Improvement) Series C (AA/Aa2)(a)
$ 500,000	5.000%		09/01/27	$583,480
Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series B (AA/Aa2)(a)
1,000,000	4.000		09/01/30	1,129,030
1,000,000	4.000		09/01/31	1,122,550
Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series C (AA/Aa2)(a)
1,000,000	4.000		09/01/29	1,146,850
Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds (Refunding) Series A (NR/Aaa)(a)
1,000,000	4.000		10/01/35	1,104,000
Junction City KS GO Bonds (Refunding Water & Sewer System) Series B (A+/NR)(a)
825,000	5.500		09/01/36	966,166
Junction City KS GO Bonds (Refunding) Series A (A+/NR)
560,000	5.000		09/01/18	600,354
600,000	5.000	(a)	09/01/33	686,136
600,000	5.000	(a)	09/01/34	685,242
Kansas Development Finance Authority Hospital Revenue Bonds (Refunding-Adventist Health Sunbelt Obligation Group) Series A (AA/Aa2)(a)
1,500,000	5.000		11/15/32	1,732,890
Kansas Development Finance Authority Revenue Bonds (Prerefunded-Sister Leavenworth) Series A (NR/NR)(a)(c)
2,900,000	5.250		01/01/20	3,271,896
Kansas Development Finance Authority Revenue Bonds (Prerefunded-Water Pollution Control Revolving Fund II) Series 2001 (NR/NR)
95,000	5.500		05/01/17	97,223
Kansas Development Finance Authority Revenue Bonds (Unrefunded-Sister Leavenworth) Series A (AA-/Aa3)(a)
440,000	5.250		01/01/25	492,774
Kansas Development Finance Authority Revenue Bonds (Unrefunded-Water Pollution Control Revolving Fund II) Series 2001 (AAA/Aaa)
185,000	5.500		05/01/17	189,422
Kansas Development Finance Authority Revenue Bonds (Wichita University Project) Series A (NR/Aa3)(a)
525,000	3.000		06/01/23	543,218
Kansas Development Finance Authority Revenue Bonds (Wichita University Union Corporation Student Housing Project) Series F-1 (NR/Aa3)(a)
1,000,000	5.000		06/01/24	1,153,320
790,000	5.250		06/01/42	905,119
Kansas Power Pool Electric Utility Revenue Bonds (Dogwood Energy Facilities) Series A (NR/A3)
500,000	5.000		12/01/19	557,400
Kansas State Department of Transportation Highway Revenue Bonds Series C-3 (Wachovia Bank NA SPA) (AAA/Aa2)(a)(d)
1,500,000	0.600		09/01/23	1,500,000

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Department of Transportation Revenue Bonds Series C-2 (AAA/Aa2)(a)(d)
$3,000,000	0.600%		09/01/22	$3,000,000
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Hays Medical Center, Inc.) Series Q (NR/A2)(a)
750,000	5.000		05/15/35	805,883
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) (AA/Aa2)(a)
1,000,000	5.500		11/15/23	1,141,870
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) Series D (AA/Aa2)(a)(c)
800,000	5.000		11/15/17	834,336
Kansas State Development Finance Authority Revenue Bonds (Department of Commerce) Series K (A+/A3)(a)
2,000,000	3.500		06/01/23	2,084,220
Kansas State Development Finance Authority Revenue Bonds (Health Facilities) Series F (NR/A2)(a)
1,000,000	5.000		11/15/26	1,094,670
Kansas State Development Finance Authority Revenue Bonds (Kansas Project) Series M-1 (A+/Aa3)
500,000	5.000		11/01/16	500,000
1,500,000	5.000	(a)	11/01/20	1,671,855
2,000,000	5.000	(a)	11/01/27	2,221,640
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series E-1 (A+/Aa3)(a)
700,000	5.000		11/01/22	799,617
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series K (NPFG) (AA-/Aa3)(a)(c)
1,000,000	5.250		11/01/17	1,044,300
Kansas State Development Finance Authority Revenue Bonds (University Projects) Series A (AA-/Aa2)(a)
2,000,000	4.000		03/01/31	2,164,840
Kansas State Development Finance Authority Revenue Bonds Series G (A+/Aa3)(a)
1,000,000	5.000		04/01/30	1,178,340
Leavenworth County KS Unified School District No. 453 GO Bonds (Refunding & Improvement) Series A (AGC) (NR/Aa3)(a)(c)
1,455,000	5.250		09/01/19	1,618,338
Leavenworth County KS Unified School District No. 458 GO Bonds (Refunding & Improvement) Series A (NR/Aa3)(a)(c)
1,415,000	5.250		09/01/19	1,575,942
Leavenworth County KS Unified School District No. 464 GO Bonds (Refunding & Improvement) Series B (NR/A1)(a)
500,000	4.000		09/01/26	555,980
Lyons KS Public Building Commission Revenue Bonds (A+/NR)(a)
315,000	5.000		10/01/23	337,793
Newton KS GO Bonds (Refunding) Series A (AA-/NR)(a)
1,555,000	3.000		09/01/27	1,629,407
1,180,000	3.000		09/01/28	1,224,321

58	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Olathe KS Health Facilities Revenue Bonds (Medical Center Project) Series 2008 (A+/NR)(a)
$1,195,000	5.125%	09/01/21	$1,239,573
Olathe KS Health Facilities Revenue Bonds (Variable-Olathe Medical Center) Series 2008 (Bank of America NA LOC) (AA+/NR)(a)(d)
3,000,000	0.530	09/01/32	3,000,000
Overland Park KS GO Bonds (Internal Improvement) Series A (AAA/Aaa)
1,070,000	3.000	09/01/19	1,130,123
Pratt County KS Public Building Commission Revenue Bonds (AA-/NR)
300,000	5.000	12/01/19	332,802
400,000	5.000	12/01/20	456,024
Reno County KS Unified School District No. 308 Hutchinson GO Bonds Series A (NPFG) (NR/Aa3)(a)
500,000	4.500	09/01/22	514,425
Reno County KS Unified School District No. 313 GO Bonds Series A (NR/A2)(a)
1,930,000	4.000	09/01/26	2,134,850
Riley County KS Unified School District No. 383 GO Bonds (Refunding) Series 2016 (NR/Aa2)(a)
2,000,000	3.000	09/01/30	2,061,920
Sedgwick County KS Public Building Commission Revenue Bonds (Technical Education Complex Project) Series 2008-1 (NR/Aaa)(a)
1,000,000	5.250	08/01/26	1,070,230
Sedgwick County KS Unified School District No. 260 GO Bonds (Refunding) Series 2016 (NR/Aa3)
1,000,000	4.000	10/01/30	1,165,070
1,000,000	4.000	10/01/31	1,164,040
Sedgwick County KS Unified School District No. 261 GO Bonds (Prerefunded-Refunding & School Improvement) Series 2007 (AGM) (AA/NR)(a)(c)
1,475,000	5.000	11/01/17	1,532,938
Sedgwick County KS Unified School District No. 261 GO Bonds (Unrefunded-Refunding & School Improvement) Series 2007 (AGM) (AA/NR)(a)
25,000	5.000	11/01/32	26,039
Sedgwick County KS Unified School District No. 261 GO Bonds Series 2016 (NR/Aa3)(a)
985,000	3.000	11/01/32	973,879
Sedgwick County KS Unified School District No. 262 GO Bonds (Refunding) Series 2015 (A+/NR)(a)
800,000	4.000	09/01/25	906,088
1,500,000	4.000	09/01/26	1,681,680
Sedgwick County KS Unified School District No. 262 GO Bonds Series 2016 (A+/NR)(a)
1,425,000	5.000	09/01/34	1,656,990
Sedgwick County KS Unified School District No. 265 GO Bonds (Refunding) Series B (NR/Aa3)(a)
1,300,000	4.000	10/01/29	1,486,173

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Sedwick & Shawnee County KS Single Family Mortgage Revenue Bonds (Mortgage Backed Securities Program) AMT Series B-3 (FHLMC/FNMA/GNMA) (NR/Aa1)(a)
$ 275,000	5.250%	12/01/38	$287,007
Seward County KS Unified School District No. 480 GO Bonds (Refunding & Improvement) (A+/A1)(a)
1,000,000	5.000	09/01/23	1,189,320
Shawnee County KS Certificates of Participation (Refunding) Series B (NR/Aa3)
845,000	3.000	09/01/20	895,531
Shawnee County KS Certificates of Participation Health Agency Parks & Recreation Projects (NR/Aa3)
200,000	3.750	09/01/18	210,346
Shawnee County KS Certificates of Participation Series 2015 (NR/Aa3)(a)
485,000	4.000	09/01/30	532,617
1,000,000	4.000	09/01/31	1,092,430
1,065,000	5.000	09/01/32	1,262,653
Shawnee County KS GO Bonds (Refunding) Series 2015 (NR/Aa2)
435,000	3.000	09/01/22	474,072
450,000	3.000	09/01/23	492,728
490,000	3.000	09/01/25	537,790
Shawnee County KS Unified School District No. 345 Seaman GO Bonds (Commercial Mortgage Backed Securities-Refunding-Improvement) Series A (NR/Aa3)(a)(b)
2,000,000	0.000	09/01/23	1,758,780
Topeka KS Public Building Commission Revenue Bonds (Refunding 10th & Jackson Project) Series A (NPFG) (AA-/A3)(a)
1,000,000	5.000	06/01/23	1,079,330
Topeka KS Public Building Commission Revenue Bonds (Refunding Department of Social and Rehabilitation Project) Series B (NPFG) (AA-/A3)(a)
300,000	5.000	06/01/23	323,799
475,000	5.000	06/01/24	512,601
Washburn University KS Revenue Bonds Series 2014 (Refunding) (NR/A1)
435,000	3.000	07/01/20	460,869
460,000	3.000	07/01/22	495,751
Wichita KS GO Bonds (AMT-Airport) Series C (AA+/Aa1)
590,000	5.000	12/01/25	709,115
Wichita KS Water & Sewer Utility Revenue Bonds (Refunding) Series B (AA-/NR)(a)
415,000	4.000	10/01/26	472,839
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds Series A (BHAC) (AA+/Aa1)(a)
1,000,000	5.000	09/01/24	1,085,990
Wyandotte County KS School District No. 500 GO Bonds (Refunding) (AA-/Aa2)
1,405,000	4.000	09/01/20	1,552,286

The accompanying notes are an integral part of these financial statements.	59

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2016

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Wyandotte County KS Unified Government Utility System (Refunding & Improvement) Revenue Bonds Series 2011-A (A+/NR)
$1,400,000	5.000%	09/01/20	$1,598,996
Wyandotte County-Kansas City Unified Government Special Obligation Revenue Bonds (Refunding-Sales Tax-KS International Speedway Corp. Project) Series 2014 (A+/NR)
300,000	5.000	12/01/16	300,987
400,000	5.000	12/01/17	417,504
Wyandotte County-Kansas City Unified Government Special Obligation Revenue Bonds (Sub Lien-Redevelopment Project Area) (Refunding) Series B (AA-/NR)
455,000	5.000	12/01/16	456,533

			120,923,064

Louisiana(a) – 1.7%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (A/A3)
2,000,000	5.500	10/01/25	2,303,580

Maryland(a) – 1.0%
Montgomery County MD Housing Opportunities Commission Manufacturing & Reconstruction Development Revenue Bonds Series A-1 (FHLMC) (NR/Aaa)
1,285,000	4.000	07/01/45	1,337,634

Massachusetts(a) – 0.2%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
220,000	5.300	01/01/30	233,229

Michigan(a) – 0.7%
Michigan State Housing Development Authority Revenue Bonds (Non-AMT) (Non-ACE) Series B (AA+/Aa2)
1,000,000	3.350	12/01/34	1,000,800

Pennsylvania(a) – 0.5%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
605,000	5.000	10/01/25	680,964

South Carolina(a)(c) – 0.4%
Kershaw County SC Public School Foundation Installment Power Revenue Bonds (School District Project) (AGC) (AA/A3)
500,000	5.000	12/01/16	501,685

Utah(a) – 1.1%
Unified Fire Service Area Local Building Authority Lease Revenue Bonds (Refunding) Series 2016 (NR/Aa2)
675,000	3.000	04/01/34	637,497
Unified Fire Service Area Local Building Authority Lease Revenue Bonds (Refunding) Series 2016 (NR/Aa2) (continued)
1,000,000	3.000	04/01/35	936,150

			1,573,647

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Washington( a) – 0.6%
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (A/A2)
$ 750,000	5.250%	07/01/25	$850,387

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $127,338,015)			$132,812,515

Shares	Distribution Rate		Value
Investment Company – 2.1%
T. Rowe Price Tax-Free High Yield Fund (NR/NR)
233,184	0.117%		$2,837,848
(Cost $2,600,000)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(e) – 0.5%
Repurchase Agreement – 0.5%
State Street Bank & Trust Co.
$ 669,000	0.010%	11/01/16	$669,000
Maturity Value: $669,000
(Cost $669,000)

TOTAL INVESTMENTS – 99.3%
(Cost $130,607,015)			$136,319,363

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%			986,938

NET ASSETS – 100.0%			$137,306,301

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(c)	Prerefunded security. Maturity date disclosed is prerefunding date.
(d)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2016.
(e)	Repurchase agreement was entered into on October 31, 2016. This agreement was fully collateralized by $660,000 U.S. Treasury Note, 2.125%, due 09/30/21 with a market value of $685,532.
Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

60	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Investment Abbreviations:
AGC	—Insured by Assured Guaranty Corp.
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
BHAC	—Berkshire Hathaway Assurance Corp.
FGIC	—Insured by Financial Guaranty Insurance Co.
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
LOC	—Letter of Credit
NPFG	—National Public Finance Guarentee
NR	—Not Rated
SPA	—Stand-by Purchase Agreement
WR	—Withdrawn Rating

PORTFOLIO COMPOSITION

	AS OF 10/31/2016	AS OF 10/31/15

General Obligation	40.0%	31.2%
Lease	15.7	12.2
Hospital	14.4	18.5
Prerefunded/Escrow to Maturity	8.9	7.2
Education	5.0	4.9
Transportation	3.3	3.3
Water/Sewer	2.4	2.9
Investment Company	2.1	2.4
Limited Tax	2.0	8.1
Power	1.6	5.4
Crossover	1.3	1.1
Multi Family Housing	1.0	0.0
Single Family Housing	0.9	0.3
Student	0.2	0.2
Short-term Investment	0.5	1.4

TOTAL INVESTMENTS	99.3%	99.1%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	61

COMMERCE FUNDS

Statements of Assets and Liabilities

October 31, 2016

	Growth Fund	Value Fund	MidCap Growth Fund
Assets:
Investments at value (identified cost $74,217,808, $252,915,008, $95,115,487, $1,054,044,420, $108,111,194, $318,604,092, $334,354,905 and $130,607,015, respectively)	$88,503,593	$276,227,283	$106,143,488
Cash	—	—	789
Receivables:
Interest and dividends	152,098	323,772	127,785
Investments sold	—	6,146,083	—
Fund shares sold	66,527	828,001	134,658
Reimbursement from adviser	—	30,423	—
Other	1,458	3,968	1,527
Total Assets	88,723,676	283,559,530	106,408,247

Liabilities:
Payables:
Investments purchased	113,270	6,828,045	—
Fund shares redeemed	233,517	2,532,741	975
Dividends	—	—	—
Advisory fees	30,413	69,898	45,406
Deferred trustee fees	38,956	40,371	21,421
Administrative fees	11,025	33,784	13,168
Accrued expenses	69,721	71,357	57,473
Total Liabilities	496,902	9,576,196	138,443

Net Assets:
Paid-in capital	68,840,604	245,002,950	89,806,557
Undistributed (distributions in excess of) net investment income	759,792	328,440	522,315
Accumulated net realized gain (loss)	4,340,593	5,339,669	4,912,931
Net unrealized gain on investments	14,285,785	23,312,275	11,028,001
Net Assets	$88,226,774	$273,983,334	$106,269,804

Shares Outstanding/Net Asset Value:
Total shares outstanding, no par value (unlimited number of shares authorized):	3,170,103	9,139,053	3,067,973
Net asset value (net assets/shares outstanding)	$27.83	$29.98	$34.64

62	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Bond Fund	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund

$1,098,168,555	$109,971,693	$329,467,399	$348,333,706	$136,319,363
268	177	700	717	146

7,649,616	361,995	3,854,281	2,951,042	1,261,585
—	—	—	—	—
1,009,501	24,223	162,328	46,781	125,250
—	22,289	—	—	18,476
22,137	2,068	6,716	7,123	2,744
1,106,850,077	110,382,445	333,491,424	351,339,369	137,727,564

4,500,000	2,193,523	4,466,625	3,885,392	—
1,035,567	9,747	128,804	76,313	33,395
2,072,269	71,692	562,860	583,415	214,147
342,906	43,705	99,281	103,067	53,399
223,244	41,045	66,594	78,673	28,726
135,022	12,841	40,389	42,585	16,859
219,936	67,580	88,610	102,628	74,737
8,528,944	2,440,133	5,453,163	4,872,073	421,263

1,060,108,983	111,135,391	315,368,050	337,597,658	132,370,598
(6,345,636)	(437,047)	366,296	99,165	37,559
433,651	(4,616,531)	1,440,608	(5,208,328)	(814,204)
44,124,135	1,860,499	10,863,307	13,978,801	5,712,348
$1,098,321,133	$107,942,312	$328,038,261	$346,467,296	$137,306,301

54,325,449	6,223,465	16,534,700	17,606,905	7,017,451
$20.22	$17.34	$19.84	$19.68	$19.57

The accompanying notes are an integral part of these financial statements.	63

COMMERCE FUNDS

Statements of Operations

For the Fiscal Year Ended October 31, 2016

	Growth Fund	Value Fund	MidCap Growth Fund
Investment Income:
Interest	$18,838	$37,280	$56,027
Dividends	1,386,674	7,300,543	1,2 13,784
Total Investment Income	1,405,512	7,337,823	1,269,811

Expenses:
Advisory fees	307,195	664,621	427,565
Administration fees	111,358	321,233	123,994
Custody and accounting fees	72,097	76,870	74,629
Transfer Agent fees	51,484	203,967	38,944
Registration fees	25,760	26,801	25,523
Professional fees	23,630	39,282	23,020
Shareowner servicing fees	16,127	237,048	1,710
Trustee fees	5,018	14,286	5,418
Printing and mailing fees	3,175	29,223	5,432
Other	16,424	28,786	17,526
Total Expenses	632,268	1,642,117	743,761
Less — expense reductions	—	(91,335)	—
Net Expenses	632,268	1,550,782	743,761
Net Investment Income	773,244	5,787,041	526,050

Realized and unrealized gain (loss)
Net realized gain (loss)	4,432,533	5,763,828	4,945,850
Net change in unrealized gain (loss)	(1,505,203)	4,849,500	(1,872,390)
Net realized and unrealized gain (loss)	2,927,330	10,613,328	3,073,460
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,700,574	$16,400,369	$3,599,510

64	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Bond Fund	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund

$38,809,681	$1,873,237	$8,642,196	$9,887,858	$3,611,547
228,027	—	227,207	289,198	107,395
39,037,708	1,873,237	8,869,403	10,177,056	3,718,942

3,930,033	494,435	1,144,289	1,187,138	608,121
1,525,419	143,963	460,687	485,540	189,793
224,117	90,714	130,650	134,240	90,611
142,262	31,169	35,123	47,160	29,668
53,544	26,270	29,093	29,685	26,813
157,340	28,110	54,493	62,764	36,810
746,929	25,814	41,303	123,897	40,576
67,837	6,783	20,783	21,997	8,548
73,420	7,917	19,105	21,939	8,363
83,824	21,309	32,267	33,417	20,622
7,004,725	876,484	1,967,793	2,147,777	1,059,925
—	(201,348)	—	—	(143,684)
7,004,725	675,136	1,967,793	2,147,777	916,241
32,032,983	1,198,101	6,901,610	8,029,279	2,802,701

3,838,215	(28,056)	1,894,519	786,985	167,931
13,997,148	(113,191)	2,585,510	1,385,232	382,123
17,835,363	(141,247)	4,480,029	2,172,217	550,054
$49,868,346	$1,056,854	$11,381,639	$10,201,496	$3,352,755

The accompanying notes are an integral part of these financial statements.	65

COMMERCE FUNDS

Statements of Changes in Net Assets

	Growth Fund		Value Fund
	For the Fiscal Year Ended October 31, 2016	For the Fiscal Year Ended October 31, 2015	For the Fiscal Year Ended October 31, 2016	For the Fiscal Year Ended October 31, 2015
From Operations:
Net investment income	$773,244	$578,236	$5,787,041	$5,969,486
Net realized gain	4,432,533	7,410,719	5,763,828	20,591,339
Net change in unrealized gain (loss)	(1,505,203)	(1,847,554)	4,849,500	(20,330,434)
Net increase in net assets resulting from operations	3,700,574	6,141,401	16,400,369	6,230,391

Distributions to Shareholders:
From net investment income	(549,518)	(635,572)	(5,767,802)	(5,873,184)
From net realized gains	(7,404,370)	(16,926,544)	(20,357,319)	(6,705,421)
Total distributions to shareholders	(7,953,888)	(17,562,116)	(26,125,121)	(12,578,605)

From Share Transactions:
Proceeds from sales of shares	27,465,641	16,955,282	123,848,344	37,673,012
Reinvestment of distributions	2,666,415	6,345,334	14,302,366	6,917,756
Cost of shares redeemed	(13,098,534)	(11,930,692)	(54,238,488)	(75,771,897)
Net increase (decrease) in net assets resulting from share transactions	17,033,522	11,369,924	83,912,222	(31,181,129)
TOTAL INCREASE (DECREASE)	12,780,208	(50,791)	74,187,470	(37,529,343)

Net Assets:
Beginning of year	75,446,566	75,497,357	199,795,864	237,325,207
End of year	$88,226,774	$75,446,566	$273,983,334	$199,795,864
Undistributed (distributions in excess of) net investment income	$759,792	$532,178	$328,440	$389,645

66	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

MidCap Growth Fund		Bond Fund
For the Fiscal Year Ended October 31, 2016	For the Fiscal Year Ended October 31, 2015	For the Fiscal Year Ended October 31, 2016	For the Fiscal Year Ended October 31, 2015

$526,050	$292,829	$32,032,983	$30,341,032
4,945,850	5,079,599	3,838,215	2,049,809
(1,872,390)	(888,600)	13,997,148	(19,134,239)
3,599,510	4,483,828	49,868,346	13,256,602

(243,606)	(97,698)	(34,761,131)	(33,006,054)
(5,127,676)	(8,677,440)	(856,615)	(3,108,789)
(5,371,282)	(8,775,138)	(35,617,746)	(36,114,843)

48,550,416	12,454,249	270,561,550	254,047,057
1,230,493	2,222,919	10,206,297	10,946,978
(9,190,228)	(7,770,044)	(178,144,299)	(128,322,824)
40,590,681	6,907,124	102,623,548	136,671,211
38,818,909	2,615,814	116,874,148	113,812,970

67,450,895	64,835,081	981,446,985	867,634,015
$106,269,804	$67,450,895	$1,098,321,133	$981,446,985
$522,315	$247,868	$(6,345,636)	$(7,020,363)

The accompanying notes are an integral part of these financial statements.	67

COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	Short-Term Government Fund		National Tax-Free Intermediate Bond Fund
	For the Fiscal Year Ended October 31, 2016	For the Fiscal Year Ended October 31, 2015	For the Fiscal Year Ended October 31, 2016	For the Fiscal Year Ended October 31, 2015
From Operations:
Net investment income	$1,198,101	$1,274,617	$6,901,610	$5,952,494
Net realized gain (loss)	(28,056)	323,723	1,894,519	1,745,293
Net change in unrealized gain (loss)	(113,191)	(608,176)	2,585,510	(473,529)
Net increase in net assets resulting from operations	1,056,854	990,164	11,381,639	7,224,258

Distributions to Shareholders:
From net investment income	(1,592,309)	(1,855,433)	(6,897,317)	(5,898,247)
Total distributions to shareholders	(1,592,309)	(1,855,433)	(6,897,317)	(5,898,247)

From Share Transactions:
Proceeds from sales of shares	36,539,855	112,662,941	71,841,884	50,752,152
Reinvestment of distributions	624,482	974,457	369,139	342,492
Cost of shares redeemed	(32,683,721)	(106,718,939)	(35,062,645)	(32,015,601)
Net increase (decrease) in net assets resulting from share transactions	4,480,616	6,918,459	37,148,378	19,079,043
TOTAL INCREASE (DECREASE)	3,945,161	6,053,190	41,632,700	20,405,054

Net Assets:
Beginning of year	103,997,151	97,943,961	286,405,561	266,000,507
End of year	$107,942,312	$103,997,151	$328,038,261	$286,405,561
Undistributed (distributions in excess of) net investment income	$(437,047)	$(515,586)	$366,296	$364,136

68	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Missouri Tax-Free Intermediate Bond Fund		Kansas Tax-Free Intermediate Bond Fund
For the Fiscal Year Ended October 31, 2016	For the Fiscal Year Ended October 31, 2015	For the Fiscal Year Ended October 31, 2016	For the Fiscal Year Ended October 31, 2015

$8,029,279	$7,473,421	$2,802,701	$2,449,837
786,985	432,873	167,931	77,899
1,385,232	(374,408)	382,123	355,292
10,201,496	7,531,886	3,352,755	2,883,028

(8,021,892)	(7,380,237)	(2,799,438)	(2,425,886)
(8,021,892)	(7,380,237)	(2,799,438)	(2,425,886)

70,464,440	47,128,026	33,667,785	24,795,514
1,140,600	1,108,467	324,635	330,644
(37,466,228)	(44,913,473)	(14,776,648)	(13,440,785)
34,138,812	3,323,020	19,215,772	11,685,373
36,318,416	3,474,669	19,769,089	12,142,515

310,148,880	306,674,211	117,537,212	105,394,697
$346,467,296	$310,148,880	$137,306,301	$117,537,212
$99,165	$92,964	$37,559	$28,013

The accompanying notes are an integral part of these financial statements.	69

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from investment operations			Distributions to shareholders
Year	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain	Total from investment operations	From net investment income	From net realized gains	Total distributions
GROWTH FUND
For the Fiscal Years Ended October 31,
2016	$29.44	$0.28	$1.26	$1.54	$(0.21)	$(2.94)	$(3.15)
2015	34.95	0.23	2.37	2.60	(0.25)	(7.86)	(8.11)
2014	34.32	0.22	5.09	5.31	(0.19)	(4.49)	(4.68)
2013	28.81	0.25	6.49	6.74	(0.19)	(1.04)	(1.23)
2012	25.56	0.16	3.20	3.36	(0.11)	—	(0.11)

VALUE FUND
For the Fiscal Years Ended October 31,
2016	$31.65	$0.77	$1.58	$2.35	$(0.76)	$(3.26)	$(4.02)
2015	32.50	0.86	0.06	0.92	(0.85)	(0.92)	(1.77)
2014	29.83	0.78	2.69	3.47	(0.78)	(0.02)	(0.80)
2013	24.10	0.77	5.70	6.47	(0.74)	—	(0.74)
2012	21.18	0.67	2.90	3.57	(0.65)	—	(0.65)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

70	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of year	Total return(b)	Net assets at end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover rate

$27.83	5.64%	$88,227	0.82%	0.82%	1.01%	37%
29.44	8.51	75,447	1.04	1.04	0.79	40
34.95	17.42	75,497	1.08	1.08	0.68	40
34.32	24.39	103,436	1.07	1.07	0.80	78
28.81	13.18	90,413	1.13	1.15	0.57	52

$29.98	8.48%	$273,983	0.70%	0.74%	2.61%	41%
31.65	2.88	199,796	0.70	0.73	2.70	33
32.50	11.76	237,325	0.70	0.71	2.50	18
29.83	27.27	158,742	0.66	0.66	2.84	34
24.10	16.99	97,737	0.70	0.70	2.94	46

The accompanying notes are an integral part of these financial statements.	71

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from investment operations				Distributions to shareholders
Year	Net asset value, beginning of year	Net investment income(a)		Net realized and unrealized gain	Total from investment operations	From net investment income	From net realized gains	Total distributions
MIDCAP GROWTH FUND
For the Fiscal Years Ended October 31,
2016	$36.10	$0.21		$1.21	$1.42	$(0.12)	$(2.76)	$(2.88)
2015	38.82	0.16		2.39	2.55	(0.05)	(5.22)	(5.27)
2014	38.64	0.06		4.36	4.42	(0.11)	(4.13)	(4.24)
2013	33.38	0.16		8.32	8.48	(0.10)	(3.12)	(3.22)
2012	32.78	0.06	(c)	2.43	2.49	—	(1.89)	(1.89)

BOND FUND
For the Fiscal Years Ended October 31,
2016	$19.96	$0.61		$0.33	$0.94	$(0.66)	$(0.02)	$(0.68)
2015	20.43	0.64		(0.34)	0.30	(0.70)	(0.07)	(0.77)
2014	20.24	0.70		0.27	0.97	(0.78)	—	(0.78)
2013	20.99	0.77		(0.70)	0.07	(0.82)	—	(0.82)
2012	20.39	0.82		0.64	1.46	(0.86)	—	(0.86)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Reflects income recognized from non-recurring special dividends which amounted to $0.09 per share and 0.20% of average net assets.

72	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of year	Total return(b)	Net assets at end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover rate

$34.64	4.24%	$106,270	0.87%	0.87%	0.62%	39%
36.10	7.02	67,451	1.03	1.03	0.44	50
38.82	12.58	64,835	1.05	1.05	0.15	43
38.64	27.92	65,621	1.09	1.09	0.45	75
33.38	8.12	56,936	1.18	1.18	0.20 (c)	64

$20.22	4.79%	$1,098,321	0.67%	0.67%	3.05%	17%
19.96	1.49	981,447	0.68	0.68	3.18	21
20.43	4.86	867,634	0.70	0.70	3.44	22
20.24	0.31	779,704	0.72	0.72	3.71	23
20.99	7.30	785,627	0.77	0.77	3.96	18

The accompanying notes are an integral part of these financial statements.	73

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from investment operations			Distributions to shareholders
Year	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
SHORT TERM GOVERNMENT FUND
For the Fiscal Years Ended October 31,
2016	$17.43	$0.21	$(0.02)	$0.19	$(0.28)	$—	$(0.28)
2015	17.54	0.17	(0.04)	0.13	(0.24)	—	(0.24)
2014	17.78	0.24	(0.12)	0.12	(0.36)	—	(0.36)
2013	18.14	0.27	(0.23)	0.04	(0.40)	—	(0.40)
2012	18.15	0.30	0.14	0.44	(0.45)	—	(0.45)

NATIONAL TAX-FREE INTERMEDIATE BOND FUND
For the Fiscal Years Ended October 31,
2016	$19.54	$0.43	$0.30	$0.73	$(0.43)	$—	$(0.43)
2015	19.45	0.42	0.09	0.51	(0.42)	—	(0.42)
2014	19.27	0.54	0.32	0.86	(0.54)	(0.14)	(0.68)
2013	20.59	0.63	(1.07)	(0.44)	(0.63)	(0.25)	(0.88)
2012	19.42	0.64	1.27	1.91	(0.64)	(0.10)	(0.74)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

74	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of year	Total return(b)	Net assets at end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover rate

$17.34	1.09%	$107,942	0.68%	0.88%	1.21%	35%
17.43	0.81	103,997	0.68	0.83	0.97	68
17.54	0.70	97,944	0.68	0.88	1.35	27
17.78	0.24	103,244	0.68	0.83	1.48	25
18.14	2.46	122,957	0.68	0.83	1.66	26

$19.84	3.76%	$328,038	0.62%	0.62%	2.17%	27%
19.54	2.63	286,406	0.64	0.64	2.16	36
19.45	4.59	266,001	0.67	0.67	2.81	74
19.27	(2.23)	247,975	0.66	0.66	3.18	37
20.59	9.95	250,220	0.70	0.74	3.16	17

The accompanying notes are an integral part of these financial statements.	75

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from investment operations			Distributions to shareholders
Year	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
MISSOURI TAX-FREE INTERMEDIATE BOND FUND
For the Fiscal Years Ended October 31,
2016	$19.53	$0.47	$0.15	$0.62	$(0.47)	$—	$(0.47)
2015	19.52	0.47	0.01	0.48	(0.47)	—	(0.47)
2014	19.25	0.56	0.37	0.93	(0.56)	(0.10)	(0.66)
2013	20.39	0.61	(1.06)	(0.45)	(0.61)	(0.08)	(0.69)
2012	19.69	0.64	0.79	1.43	(0.65)	(0.08)	(0.73)

KANSAS TAX-FREE INTERMEDIATE BOND FUND
For the Fiscal Years Ended October 31,
2016	$19.46	$0.42	$0.11	$0.53	$(0.42)	$—	$(0.42)
2015	19.39	0.43	0.06	0.49	(0.42)	—	(0.42)
2014	18.90	0.50	0.53	1.03	(0.50)	(0.04)	(0.54)
2013	20.01	0.57	(0.98)	(0.41)	(0.56)	(0.14)	(0.70)
2012	19.27	0.62	0.77	1.39	(0.61)	(0.04)	(0.65)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

76	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of year	Total return(b)	Net assets at end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover rate

$19.68	3.21%	$346,467	0.64%	0.64%	2.40%	21%
19.53	2.48	310,149	0.65	0.65	2.43	17
19.52	4.92	306,674	0.67	0.67	2.90	29
19.25	(2.29)	307,996	0.64	0.64	3.07	23
20.39	7.33	319,687	0.70	0.74	3.20	14

$19.57	2.74%	$137,306	0.70%	0.81%	2.14%	11%
19.46	2.57	117,537	0.70	0.83	2.21	13
19.39	5.51	105,395	0.70	0.87	2.63	26
18.90	(2.09)	103,733	0.70	0.83	2.91	22
20.01	7.32	114,837	0.70	0.85	3.11	24

The accompanying notes are an integral part of these financial statements.	77

COMMERCE FUNDS

Notes to Financial Statements

October 31, 2016

1. ORGANIZATION

The Commerce Funds (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of eight portfolios (individually, a “Fund” and collectively, the “Funds”): Growth Fund, Value Fund, MidCap Growth Fund, Bond Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund and Kansas Tax-Free Intermediate Bond Fund. Each of the Funds offers one class of shares (the “Shares”). Each Fund is registered as a diversified open-end management investment company, except the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund, which are registered as non-diversified under the Act.

The Funds have entered into an Advisory Agreement with Commerce Investment Advisors, Inc. (the “Adviser” or “Commerce”), a subsidiary of Commerce Bank.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income is comprised of interest income and dividend income. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date. Investment transactions are reflected on trade date with realized gains and losses on sales calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Distributions received from the Funds’ investments in United States (“U.S.”) real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities and excess or shortfall amounts are recorded as gains or losses.

C.  Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund’s average net assets and are accrued daily.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Funds are not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income Distribution		Capital Gains Distribution
Fund	Declared	Paid	Declared	Paid
Value	Quarterly	Quarterly	Annually	Annually
Growth and MidCap Growth	Annually	Annually	Annually	Annually
Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	Daily	Monthly	Annually	Annually

COMMERCE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Net capital losses are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including the Adviser’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Trust’s Board of Trustees has adopted valuation procedures (“Valuation Procedures”) that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Board of Trustees has delegated to Commerce day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, Commerce regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or it is believed by the Adviser to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are classified as Level 2.

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2016

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Investments applying these valuation adjustments are classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in characteristics such as rating, interest rate and maturity date, to determine current value. Government obligations that mature in sixty days or less shall be valued at the market price. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i.  Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral

Collateralized mortgage-backed securities (“CMOs”) may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to a Fund based on the Adviser’s analysis of the market value of the security.

ii.  Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Short Term Investments — Short-term investments, except for Government obligations, having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. With the exception of treasury securities, which are generally classified as Level 1, these investments are classified as Level 2 of the fair value hierarchy.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, and events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

COMMERCE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

B.  Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if Commerce believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under valuation procedures approved by the Trust’s Board of Trustees. Commerce, consistent with the Funds’ procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events that could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy outs; ratings downgrades; and bankruptcies.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of October 31, 2016:

GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$85,544,407	$—	$—
Exchange Traded Fund	1,414,186	—	—
Repurchase Agreement	—	1,545,000	—
Total	$86,958,593	$1,545,000	$—

VALUE FUND
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$267,607,683	$—	$—
Exchange Traded Fund	4,161,600	—	—
Repurchase Agreement	—	4,458,000	—
Total	$271,769,283	$4,458,000	$—

MIDCAP GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stocks and/or Other Equity Investments	$101,749,720	$—	$—
Exchange Traded Fund	2,203,768	—	—
Repurchase Agreement	—	2,190,000	—
Total	$103,953,488	$2,190,000	$—

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2016

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$150,067,511	$—
Municipal Bond Obligations	—	80,819,127	—
Mortgaged-Backed Obligations	—	273,919,177	—
Corporate Obligations	—	505,174,238	—
Foreign Debt Obligations	246,408	—	—
U.S. Treasury Obligations and/or Other U.S Government Agencies	45,149,425	28,073,631	—
Investment Company	5,435,038	—	—
Repurchase Agreement	—	9,284,000	—
Total	$50,830,871	$1,047,337,684	$—

SHORT-TERM GOVERNMENT
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$2,562,735	$—
Mortgaged-Backed Obligations	—	26,183,849	—
U.S. Treasury Obligations and/or Other U.S Government Agencies	26,232,614	51,927,495	—
Repurchase Agreement	—	3,065,000	—
Total	$26,232,614	$83,739,079	$—

NATIONAL TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$320,814,260	$—
Investment Company	6,003,139	—	—
Repurchase Agreements	—	2,650,000	—
Total	$6,003,139	$323,464,260	$—

MISSOURI TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$336,176,347	$—
Investment Company	7,640,359	—	—
Repurchase Agreement	—	4,517,000	—
Total	$7,640,359	$340,693,347	$—

COMMERCE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

KANSAS TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$132,812,515	$—
Investment Company	2,837,848	—	—
Repurchase Agreement	—	669,000	—
Total	$2,837,848	$133,481,515	$—

For further information regarding security characteristics, see the Schedules of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Advisory Agreement — Pursuant to the terms of the Advisory Agreement, the Adviser is responsible for managing the investments and making investment decisions for each of the Funds. For these services and for assuming related expenses, the Adviser is entitled to a fee, accrued daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. The contractual advisory fees for the Funds are as follows:

	Contractual Advisory Fees
Fund	First $100 million	Next $100 million	Over $200 million
Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	0.50%	0.35%	0.25%
	First $400 million	Next $300 million	Over $700 million
Bond	0.50%	0.35%	0.25%
	First $200 million		Over $200 million
MidCap Growth Fund	0.50%		0.40%

The contractual advisory fees for the Growth and Value Funds are 0.40% and 0.30% of the Funds’ average daily net assets, respectively.

For the fiscal year ended October 31, 2016, the effective advisory fees were 0.40%, 0.30%, 0.50%, 0.37%, 0.50%, 0.36%, 0.35% and 0.46%, for the Growth, Value, MidCap Growth, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively.

B.  Administration Agreements — Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co., and Commerce, serve as Co-Administrators of the Trust pursuant to a Co-Administration Agreement. Under the Co-Administration Agreement, GSAM and Commerce administer the Trust’s business affairs. As compensation for the services rendered under the Co-Administration Agreement, GSAM and Commerce are entitled to a fee, accrued daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. Pursuant to the Co-Administration Agreement, the Funds will pay an aggregate administrative fee at the annual rate of 0.145%, allocated as follows: (1) for each Fund, Commerce is entitled to receive 0.12% of each Fund’s average daily net assets; and (2) for each Fund, GSAM is entitled

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2016

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

to receive 0.025% of each Fund’s average daily net assets. State Street Bank and Trust Company (“State Street”) also provides certain enhanced accounting and administrative services to the Funds pursuant to an Amended and Restated Enhanced Accounting and Administrative Services Agreement which services include, among other things, certain financial reporting, daily compliance and treasury services.

C.  Distribution Agreement — The Commerce Funds’ shares are offered on a continuous basis through Goldman Sachs & Co. (“Goldman”), which acts as Distributor under the Distribution Agreement with The Commerce Funds. Goldman does not receive compensation from the Funds for these services.

D.  Other Agreements — The Adviser has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, acquired fund fees and expenses, and extraordinary expenses) for all Funds (except the MidCap Growth Fund) to the extent that such expenses exceeded, on an annualized basis, 1.00%, 0.70%, 0.80%, 0.68%, 0.70%, 0.70% and 0.70% of the average net assets of the Growth, Value, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively. This agreement will remain in place through March 1, 2017. After this date, the Adviser or a Fund may terminate the contractual arrangement. In addition, the Funds are not obligated to reimburse the Adviser for prior fiscal year expense reimbursements, if any. Expense reimbursements, if any, are accrued daily and paid monthly and are disclosed in the Statements of Operations for the fiscal year ended October 31, 2016.

Pursuant to a Shareholder Administrative Services Plan adopted by the Trust’s Board of Trustees, the Funds may enter into agreements with service organizations, such as banks and financial institutions, which may include affiliates of the Adviser (“Service Organizations”), under which they will render shareholder administration support services. Effective December 1, 2015, any new servicing agreements entered into by the Funds will provide that the Service Organizations will render shareholder administrative support services to their customers who are the beneficial owners of shares of the Funds in consideration for a Fund’s payment of up to 0.15% (on an annualized basis) of the average daily net asset value of the shares of the Fund beneficially owned by such customers and held by the Service Organizations. Prior to December 1, 2015, the cap was 0.25% (on an annualized basis) of the average daily net asset value of shares of the Fund beneficially owned by such customer and held by the Service Organization. For the fiscal year ended October 31, 2016, Commerce Bank, an affiliate of the Adviser, received $411,695 in shareholder servicing fees related to the Bond Fund.

E.  Deferred Compensation Plan — Certain Trustees participate in a Deferred Compensation Plan, as amended and restated (the “Plan”), which allows eligible non-affiliated Trustees as described in the Plan to defer the receipt of all or a portion of the Trustees’ fees payable. Under the Plan, such Trustees have deferred fees treated as if they had been invested by The Commerce Funds in the shares of one or more Funds of the Trust. All amounts payable to the Trustees under the Plan are determined based on the performance of such Funds and are accrued monthly.

COMMERCE FUNDS

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the fiscal year ended October 31, 2016, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities (Excluding U.S. Government and Agency Obligations)
Growth	$—	$38,764,863	$—	$28,166,937
Value	—	152,719,646	—	90,135,126
MidCap Growth	—	68,499,362	—	32,263,663
Bond	37,357,091	246,021,088	15,551,271	162,604,528
Short-Term Government	40,399,421	—	28,081,722	5,315,725
National Tax-Free Intermediate Bond	—	123,767,893	—	82,928,776
Missouri Tax-Free Intermediate Bond	—	108,043,178	—	69,422,393
Kansas Tax-Free Intermediate Bond	—	34,865,470	—	13,634,475

6. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended October 31, 2016 was as follows::

	Growth	Value	MidCap Growth	Bond
Distributions paid from:
Ordinary income	$874,215	$7,044,838	$215,141	$35,578,153
Net long-term capital gains	7,079,673	19,080,283	5,156,141	39,593
Total taxable distributions	$7,953,888	$26,125,121	$5,371,282	$35,617,746

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Distributions paid from:
Ordinary income	$1,592,309	$30,774	$17,168	$29,580
Total taxable distributions	$1,592,309	$30,774	$17,168	$29,580
Total tax-exempt income distributions	$—	$6,866,543	$8,004,724	$2,769,858

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2016

6. TAX INFORMATION (continued)

The tax character of distributions paid during the fiscal year ended October 31, 2015 was as follows:

	Growth	Value	MidCap Growth	Bond
Distributions paid from:
Ordinary income	$5,338,397	$7,046,469	$2,354,070	$33,006,848
Net long-term capital gains	12,223,719	5,532,136	6,421,068	3,107,995
Total taxable distributions	$17,562,116	$12,578,605	$8,775,138	$36,114,843

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Distributions paid from:
Ordinary income	$1,855,433	$44,114	$57,324	$42,094
Total taxable distributions	$1,855,433	$44,114	$57,324	$42,094
Total tax-exempt income distributions	$—	$5,854,133	$7,322,913	$2,383,792

As of October 31, 2016, the components of accumulated earnings (losses) on a tax basis were as follows:

	Growth	Value	MidCap Growth	Bond
Undistributed ordinary income — net	$1,029,954	$1,663,175	$516,643	$2,521,703
Undistributed long-term capital gains	4,175,586	4,212,784	4,997,911	433,651
Total undistributed earnings	$5,205,540	$5,875,959	$5,514,554	$2,955,354
Timing differences (distributions payable, deferred compensation)	(25,501)	(33,578)	(18,154)	(2,233,069)
Unrealized gains (losses) — net	14,206,131	23,138,003	10,966,847	37,489,865
Total accumulated gains (losses) — net	$19,386,170	$28,980,384	$16,463,247	$38,212,150

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Undistributed ordinary income —net	$98,843	$664,509	$—	$—
Undistributed tax-exempt income	—	937,766	656,493	254,340
Undistributed long-term capital gains	—	776,099	—	—
Total undistributed earnings	$98,843	$2,378,374	$656,493	$254,340
Capital loss carryforward	(4,616,531)	—	(5,208,326)	(814,204)
Timing differences (distributions payable, deferred compensation)	(90,611)	(598,024)	(624,031)	(229,569)
Unrealized gains (losses) —net	1,415,220	10,889,861	14,045,502	5,725,136
Total accumulated gains (losses) —net	$(3,193,079)	$12,670,211	$8,869,638	$4,935,703

COMMERCE FUNDS

6. TAX INFORMATION (continued)

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Capital loss carryforwards:(1)
Expiring 2017	$(400,692)	$—	$—	$—
Expiring 2018	(460,436)	—	—	—
Expiring 2019	(375,119)	—	—	—
Perpetual Short-term	(266,432)	—	(386,349)	(48,110)
Perpetual Long-term	(3,113,852)	—	(4,821,977)	(766,094)
Total capital loss carryforwards:	$(4,616,531)	$—	$(5,208,326)	$(814,204)
(1)	Expiration occurs on October 31 of the year indicated. Short-Term Government Fund had a capital loss carry forward of $347,228 that expired in the current fiscal year.
(2)	The National Tax-Free Intermediate Bond and Missouri Tax-Free Intermediate Bond Funds utilized $456,044 and $788,171, respectively, of capital losses in the current fiscal year.

As of October 31, 2016, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Growth	Value	MidCap Growth	Bond
Tax Cost	$74,297,462	$253,089,280	$95,176,641	$1,060,678,690
Gross unrealized gain	15,493,124	29,681,237	13,006,874	54,829,633
Gross unrealized loss	(1,286,993)	(6,543,234)	(2,040,027)	(17,339,768)
Net unrealized security gain	14,206,131	23,138,003	$10,966,847	$37,489,865

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Tax Cost	$108,556,473	$318,577,538	$334,288,204	$130,594,227
Gross unrealized gain	2,487,072	11,538,159	14,982,917	6,006,879
Gross unrealized loss	(1,071,852)	(648,298)	(937,415)	(281,743)
Net unrealized security gain	$1,415,220	$10,889,861	$14,045,502	$5,725,136

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and differences in the tax treatment of market discount accretion, premium amortization and underlying investments.

Commerce and GSAM have reviewed the Funds’ tax positions for all open tax years (the current and prior three fiscal years) and have concluded that no provision for income tax is required in the Funds’ financial statements. These open tax years remain subject to examination and adjustment by tax authorities.

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2016

6. TAX INFORMATION (continued)

Fund	Paid-in Capital	Accumulated net realized gain (loss)	Undistributed (distributions in excess of) net investment income (loss)
Growth	$—	$(3,888)	$3,888
Value	—	80,444	(80,444)
MidCap Growth	—	7,997	(7,997)
Bond	—	(3,402,875)	3,402,875
Short-Term Government	(347,228)	(125,519)	472,747
National Tax-Free Intermediated Bond	—	2,133	(2,133)
Missouri Tax-Free Intermediate Bond	—	1,186	(1,186)
Kansas Tax-Free Intermediate Bond	—	(6,283)	6,283

In order to present certain components of the Funds’ capital accounts on a tax-basis, certain reclassifications have been recorded to the Funds’ accounts. These reclassifications have no impact on the net asset value of the Funds’ and result primarily from dividend redesignations, expired capital loss carryforwards, and differences in the tax treatment of underlying fund investments, and the recognition of income and gain/losses of certain bonds.

7. OTHER RISKS

The Funds risks include, but are not limited to, the following:

Credit Risks — The fixed income funds are subject to credit risks because an issuer or guarantor of a fixed income security may be unable or unwilling to make interest and principal payments when due. A bond’s value could decline because of concerns about an issuer’s willingness to make such payments.

Interest Rate Risks — Interest rate risk is the risk that the value of the Fund’s portfolio will decline because of rising interest rates. The magnitude of this decline will often be greater for longer-term, fixed-income securities than shorter-term securities.

Large Shareholder Purchase and Redemption Risk — A Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Market Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk).

Portfolio Concentrations — The Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds invest a large percentage of their assets in obligations of issuers within Missouri and Kansas, respectively. Therefore, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting those states.

COMMERCE FUNDS

7. OTHER RISKS (continued)

Under normal market conditions, the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of a Fund’s distributed income must be exempt from such taxes. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of the Growth Fund may be concentrated in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations. The Value Fund’s performance may be adversely affected by events affecting the financial sectors, if it invests a relatively large percentage of its assets in those sectors. The financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital. The MidCap Growth Fund concentrates in mid-cap stocks. Investing in smaller and mid-sized companies may be riskier than investing in larger, more established companies.

The Bond and Short-Term Government Funds may invest 80% and 100%, respectively, of their total assets in mortgage-related securities and the Bond Fund may invest 80% of its total assets in asset-backed securities. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates. As a result, mortgage-backed securities may be more difficult to value and liquidate, if necessary. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Quantitative Model Risk — The Growth, Value and MidCap Growth Funds are subject to the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative models used by the Adviser to manage the Growth, Value and MidCap Growth Funds may not perform as expected, particularly in volatile markets.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, in their experience, Commerce and GSAM believe the risk of loss under these arrangements to be remote.

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2016

9. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Commerce and GSAM have concluded that there is no impact requiring adjustment or disclosure in the financial statements.

10. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Growth Fund
	For the Fiscal Year Ended October 31, 2016		For the Fiscal Year Ended October 31, 2015
	Shares	Dollars	Shares	Dollars
Shares sold	989,866	$27,465,641	590,219	$16,955,282
Reinvestment of distributions	98,791	2,666,415	223,737	6,345,334
Shares redeemed	(481,143)	(13,098,534)	(411,496)	(11,930,692)
Net Increase	607,514	$17,033,522	402,460	$11,369,924

	Value Fund
	For the Fiscal Year Ended October 31, 2016		For the Fiscal Year Ended October 31, 2015
	Shares	Dollars	Shares	Dollars
Shares sold	4,183,165	$123,848,344	1,182,636	$37,673,012
Reinvestment of distributions	502,160	14,302,366	216,989	6,917,756
Shares redeemed	(1,859,915)	(54,238,488)	(2,388,388)	(75,771,897)
Net Increase (Decrease)	2,825,410	$83,912,222	(988,763)	$(31,181,129)

COMMERCE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

	MidCap Growth Fund
	For the Fiscal Year Ended October 31, 2016		For the Fiscal Year Ended October 31, 2015
	Shares	Dollars	Shares	Dollars
Shares sold	1,436,765	$48,550,416	349,839	$12,454,249
Reinvestment of distributions	36,837	1,230,493	63,418	2,222,919
Shares redeemed	(273,896)	(9,190,228)	(215,130)	(7,770,044)
Net Increase	1,199,706	$40,590,681	198,127	$6,907,124

	Bond Fund
	For the Fiscal Year Ended October 31, 2016		For the Fiscal Year Ended October 31, 2015
	Shares	Dollars	Shares	Dollars
Shares sold	13,529,418	$270,561,550	12,499,118	$254,047,057
Reinvestment of distributions	508,362	10,206,297	540,139	10,946,978
Shares redeemed	(8,872,746)	(178,144,299)	(6,341,302)	(128,322,824)
Net Increase	5,165,034	$102,623,548	6,697,955	$136,671,211

	Short-Term Government Fund
	For the Fiscal Year Ended October 31, 2016		For the Fiscal Year Ended October 31, 2015
	Shares	Dollars	Shares	Dollars
Shares sold	2,100,812	$36,539,855	6,435,726	$112,662,941
Reinvestment of distributions	35,914	624,482	55,708	974,457
Shares redeemed	(1,881,095)	(32,683,721)	(6,106,927)	(106,718,939)
Net Increase	255,631	$4,480,616	384,507	$6,918,459

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2016

10. SUMMARY OF SHARE TRANSACTIONS (continued)

	National Tax-Free Intermediate Bond Fund
	For the Fiscal Year Ended October 31, 2016		For the Fiscal Year Ended October 31, 2015
	Shares	Dollars	Shares	Dollars
Shares sold	3,616,057	$71,841,884	2,604,980	$50,752,152
Reinvestment of distributions	18,535	369,139	17,556	342,492
Shares redeemed	(1,758,412)	(35,062,645)	(1,642,643)	(32,015,601)
Net Increase	1,876,180	$37,148,378	979,893	$19,079,043

	Missouri Tax-Free Intermediate Bond Fund
	For the Fiscal Year Ended October 31, 2016		For the Fiscal Year Ended October 31, 2015
	Shares	Dollars	Shares	Dollars
Shares sold	3,563,754	$70,464,440	2,410,780	$47,128,026
Reinvestment of distributions	57,640	1,140,600	56,692	1,108,467
Shares redeemed	(1,891,100)	(37,466,228)	(2,298,828)	(44,913,473)
Net Increase	1,730,294	$34,138,812	168,644	$3,323,020

	Kansas Tax-Free Intermediate Bond Fund
	For the Fiscal Year Ended October 31, 2016		For the Fiscal Year Ended October 31, 2015
	Shares	Dollars	Shares	Dollars
Shares sold	1,712,669	$33,667,785	1,276,889	$24,795,514
Reinvestment of distributions	16,484	324,635	17,008	330,644
Shares redeemed	(750,324)	(14,776,648)	(691,940)	(13,440,785)
Net Increase	978,829	$19,215,772	601,957	$11,685,373

COMMERCE FUNDS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

The Commerce Funds:

We have audited the accompanying statement of assets and liabilities of the Growth Fund, Value Fund, MidCap Growth Fund, Bond Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund, and Kansas Tax-Free Intermediate Bond Fund, each a series of The Commerce Funds, including the schedules of investments, as of October 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of The Commerce Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Commerce Funds as of October 31, 2016, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

December 19, 2016

COMMERCE FUNDS

Fund Expenses – Six Month Period Ended October 31, 2016 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; shareholder servicing fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2016 through October 31, 2016.

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/16	Ending Account Value 10/31/16		Expenses Paid for the 6 months ended 10/31/16*	Beginning Account Value 5/1/16	Ending Account Value 10/31/16		Expenses Paid for the 6 months ended 10/31/16*	Beginning Account Value 5/1/16	Ending Account Value 10/31/16		Expenses Paid for the 6 months ended 10/31/16*	Beginning Account Value 5/1/16	Ending Account Value 10/31/16		Expenses Paid for the 6 months ended 10/31/16*
Fund	Growth Fund				Value Fund				MidCap Growth Fund				Bond Fund
Shares
Actual	$1,000.00	$1,030.40		$4.25	$1,000.00	$1,036.10		$3.59	$1,000.00	$1,018.80		$4.38	$1,000.00	$1,023.30		$3.37
Hypothetical 5% return	1,000.00	1,021.02	+	4.23	1,000.00	1,021.68	+	3.57	1,000.00	1,020.87	+	4.38	1,000.00	1,021.88	+	3.36
	Short-Term Government Fund				National Tax-Free Intermediate Bond Fund				Missouri Tax-Free Intermediate Bond Fund				Kansas Tax-Free Intermediate Bond Fund
Shares
Actual	$1,000.00	$1,004.70		$3.44	$1,000.00	$1,005.70		$3.13	$1,000.00	$1,004.65		$3.23	$1,000.00	$1,002.90		$3.53
Hypothetical 5% return	1,000.00	1,021.78	+	3.47	1,000.00	1,022.08	+	3.16	1,000.00	1,021.98	+	3.26	1,000.00	1,021.68	+	3.57

*	Expenses are calculated using each Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended October 31, 2016. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the year. The annualized net expense ratios for the period were as follows:

Fund		Fund
Growth	0.83%	Short-Term Government	0.68%
Value	0.70	National Tax-Free Intermediate Bond	0.62
MidCap Growth	0.86	Missouri Tax-Free Intermediate Bond	0.64
Bond	0.66	Kansas Tax-Free Intermediate Bond	0.70

+	Hypothetical expenses are based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses.

COMMERCE FUNDS

Trustees and Officers (Unaudited)

The Board of Trustees of the Trust is responsible for the management of the business and affairs of the Trust. The Trustees and officers of the Trust and their principal occupations for the last five years are set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” The Commerce Funds’ statement of additional information (“SAI”), which includes additional information about the Trustees, is available and may be obtained without charge by calling 1-800-995-6365.

Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date a trustee dies, resigns or is removed by at least two-thirds of the Board of Trustees in accordance with the Trust’s Declaration of Trust; (c) in accordance with the by-laws of the Trust (which may be changed by the Trustees without shareholder approval) at the end of the calendar year during which the Trustee attains the age of 75 years; unless the Board, in its discretion, votes to retain a trustee or (d) the Trust terminates. Each officer holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date an officer dies, resigns or is removed by the Board of Trustees in accordance with the Trust’s by-laws; or (c) the Trust terminates.

Independent Trustees

Name, Address and Age	Position(s) Held with The Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex(1) Overseen by Trustee	Other Directorships Held by Trustee(2)
David L. Bodde c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 Age: 73	Lead Independent Trustee	22 years	Professor, International Center for Automative Research, Clemson University, since August 2004; Charles N. Kimball Professor of Technology and Innovation, University of Missouri, Kansas City, from July 1996 to July 2004.	8	Director, Great Plains Energy Inc., since 1994.

Charles W. Peffer* c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 Age: 69	Trustee	13 years	Retired. Former Partner and Managing Partner of KPMG LLP until 2002.	8	Director, Garmin Ltd. (aviation and consumer technology), since 2004; Director, NPC International Inc. (restaurant and business), from 2006 to December 2011 and since 2012; Director, Sensata Technologies Holding N.V. (sensors and control systems for various manufacturing products), since 2010; Director, HD Supply Holdings, Inc. (industrial distributor of products and services in North America), since 2013.

James M. Snowden, Jr. c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 Age: 73	Trustee	5 years	Executive Vice President, Huntleigh Securities Corporation, since 1995.	8	None

COMMERCE FUNDS

Trustees and Officers (Unaudited) (continued)

Interested Trustee

Name, Address and Age	Position(s) Held with The Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex(1) Overseen by Trustee	Other Directorships Held by Trustee(2)
Martin E. Galt III** c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 Age: 74	Trustee and Chairman	13 years	Chairman, Commerce Family Office, since December 1, 2011; Chairman, The Commerce Trust Company, September 2004 to October 31, 2010; President, Investment Products, TIAA-CREF, January 1999 to October 2003.	8	None

Officers

Name, Address and Age	Position Held with The Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
William R. Schuetter Commerce Investment Advisors, Inc. 922 Walnut Street Kansas City, MO 64106 Age: 56	President	7 years	Chief Operations Officer, Commerce Investment Advisors, Inc., since May 2001; Director, Commerce Investment Advisors, Inc., since April 2008; Vice President, Commerce Bank, since 1998; President, The Commerce Funds, since May 2008.

Angela Dew Commerce Investment Advisors, Inc. 922 Walnut Street Kansas City, MO 64106 Age: 39	Secretary, Chief Compliance Officer, Vice President and Anti-Money Laundering Officer	9 years	Chief Compliance Officer, The Commerce Funds, since 2007; Chief Compliance Officer, Commerce Investment Advisors, Inc., since 2007.

Gordon Lui Goldman, Sachs & Co. 200 West Street New York, NY 10282 Age: 35	Treasurer	Since August 16, 2016	Vice President, Goldman Sachs Asset Management, Global Fund Services Group, since January 2011.

Peter W. Fortner Goldman, Sachs & Co. 30 Hudson Street Jersey City, NJ 07302 Age: 58	Chief Accounting Officer	8 years	Vice President, Goldman, Sachs & Co., since July 2000; Assistant Treasurer, Goldman Sachs Mutual Fund Complex, since July 2000.

*

Mr. Peffer serves as a Director of Lockton Inc. (“Lockton”), a privately owned company (since 2013). Lockton serves as the Funds’ insurance broker. Commerce Bancshares, Inc. (“Commerce Bancshares”), parent company of the Adviser, pays Lockton an annual fee for insurance brokerage services provided to both the Funds and Commerce Bancshares in the amount of approximately $365,000 (the “Transaction”). The Transaction is not considered material to Lockton or Commerce Bancshares, and Mr. Peffer is not considered to have a material business relationship with either the Adviser or the Trust under the Act as a result of the Transaction.

**

Mr. Galt is an interested person of the Trust because he owns shares of the Adviser’s parent company, Commerce Bancshares, Inc. and because he also currently serves as Chairman of the Commerce Family Office.

(1)	The “Fund Complex” consists of the Trust.
(2)

Directorships of companies required to file reports with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Act.

COMMERCE FUNDS

Officers (continued)

Name, Address and Age	Position Held with The Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Philip V. Giuca, Jr. Goldman, Sachs & Co. 30 Hudson Street Jersey City, NJ 07302 Age: 54	Assistant Treasurer	17 years	Assistant Treasurer and Managing Director, Goldman, Sachs & Co., since January 2014; Vice President, Goldman Sachs & Co., May 1992 to December 2013; Assistant Secretary, The Goldman Sachs Group Inc., since 2000.

Andrew Murphy Goldman, Sachs & Co. 200 West Street New York, NY 10282 Age: 44	Assistant Secretary	4 years	Vice President, Goldman Sachs, since April 2009; Assistant General Counsel, Goldman Sachs, since April 2009.

Jeffrey Bolin Commerce Investment Advisors, Inc. 922 Walnut Street Kansas City, MO 64106 Age: 49	Vice President	7 years	Vice President and Business Manager, The Commerce Funds, since November 2013; Vice President and Business Manager, Commerce Investment Advisors, Inc., since March 2012; Assistant Vice President and Business Manager, The Commerce Funds, November 2008 to November 2013; Assistant Vice President and Business Manager, Commerce Investment Advisors, Inc., November 2008 to March 2012.

COMMERCE FUNDS

The Commerce Funds

Growth Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Investments in technology companies, which may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors. The Fund is also subject to quantitative model risk, which is the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative model used by the Adviser to manage the Fund may not perform as expected, particularly in volatile markets.

Value Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. The Value Fund’s performance may be adversely affected by events affecting the financial sectors, if it invests a relatively large percentage of its assets in those sectors. The financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital. The Fund is also subject to quantitative model risk, which is the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative model used by the Adviser to manage the Fund may not perform as expected, particularly in volatile markets.

MidCap Growth Fund:

The Fund invests in small- and mid-capitalization securities. Generally, smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. As a result, the securities of smaller and mid-sized companies may involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic trading and price movements. The Fund is also subject to quantitative model risk, which is the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative model used by the Adviser to manage the Fund may not perform as expected, particularly in volatile markets.

Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity and enhanced sensitivity to interest rates. Asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Short-Term Government Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity and enhanced sensitivity to interest rates.

COMMERCE FUNDS

National Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. The Fund’s investments may subject shareholders to the federal alternative minimum tax and state income taxes.

Missouri Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund invests its assets predominately in Missouri bonds. The actual payment of principal and interest on these bonds is dependent on the Missouri General Assembly allotting money each fiscal year for these payments. The Fund is non-diversified. Due to the small number of bonds generally held in the portfolio, the Fund may be subject to greater risks than a more diversified fund. A change in the value of any single holding may affect the overall value more than it would affect a diversified fund that holds more investments. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

Kansas Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund invests its assets predominately in Kansas bonds. The actual payment of principal and interest on these bonds is dependent on the Kansas legislature allotting money each fiscal year for these payments. The Fund is non-diversified. Due to the small number of bonds generally held in the portfolio, the Fund may be subject to greater risks than a more diversified fund. A change in the value of any single holding may affect the overall value more than it would affect a diversified fund that holds more investments. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

COMMERCE FUNDS

The Commerce Funds (continued)

Commerce Funds Tax Information (Unaudited)

For the year ended October 31, 2016, 100%, 96.22%, and 100% of the dividends paid from net investment company taxable income by the Growth, Value, and Mid Cap Growth Funds, respectively, qualify for the dividends received deduction available to corporations.

For the year ended October 31, 2016, 100%, 98.76%, and 100% of the dividends paid from net investment company taxable income by the Growth, Value, and Mid Cap Growth Funds, respectively, qualify for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

Pursuant to Section 852 of the Internal Revenue Code, the Growth, Value, Mid Cap Growth, and Bond Funds designate $7,079,673, $19,080,283, $5,156,141, and $39,593, respectively, or, if different, the maximum amount allowable, as capital gain dividends paid during the year ended October 31, 2016.

During the year ended October 31, 2016, 99.55%, 99.79%, and 98.94%, of the distributions from net investment income paid by the National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond, and Kansas Tax-Free Intermediate Bond Funds, respectively, were exempt-interest dividends and as such, are not subject to U.S. Federal income tax.

During the year ended October 31, 2016, the Growth, Value, and Bond Funds designate $350,200, $1,358,651, and $817,022, respectively, as short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code.

During the year ended October 31, 2016, 100% of the distributions paid from net investment company taxable income by the Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond, and Kansas Tax-Free Intermediate Bond Funds, respectively, are designated as interest-related dividends pursuant to section 871(k) of the Internal Revenue Code.

ADVISER AND CO-ADMINISTRATOR Commerce Investment Advisors, Inc. 922 Walnut Street 4th Floor Kansas City, Missouri 64106
CUSTODIAN/ACCOUNTING AGENT State Street Bank & Trust Company 1 Lincoln Street Boston, Massachusetts 02111
TRANSFER AGENT Boston Financial Data Services, Inc. 330 W. 9th 4th Floor Kansas City, Missouri 64105
DISTRIBUTOR Goldman, Sachs & Co. 200 West Street New York, New York 10282
CO-ADMINISTRATOR Goldman Sachs Asset Management, L.P. 200 West Street New York, New York 10282
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM KPMG LLP Two Financial Center 60 South St. Boston, MA 02111
LEGAL COUNSEL Drinker Biddle & Reath LLP One Logan Square Suite 2000 Philadelphia, Pennsylvania 19103-6996
This Annual Report contains facts concerning The Commerce Funds’ objectives and policies, management, expenses, and other information. For more complete information about The Commerce Funds, a prospectus may be obtained by calling 1-800-995-6365. An investor should read the prospectus carefully before investing or sending money.
The Commerce Funds are advised by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank, which receives a fee for its services.The Commerce Funds are distributed by Goldman, Sachs & Co.
The Commerce Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q.The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that The Commerce Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without change, upon request by calling 1-800-995-6365 and (ii) on the SEC’s website at http://www.sec.gov.
This report is not authorized for distribution to prospective investors unless preceeded or accompanied by a current prospectus, which contains more complete information about the Commerce Funds’ investment objectives, risks, charges and expenses. Investors should read the prospectus carefully before investing.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

TRUSTEES
Martin E. Galt III, Chairman David L. Bodde, Lead Independent Trustee Charles W. Peffer James M. Snowden, Jr.
OFFICERS
William Schuetter, President Angela Dew, Vice President, Chief Compliance Officer and Secretary
Jeffrey Bolin, Vice President Peter W. Fortner, Chief Accounting Officer Gordon Lui, Treasurer
Philip V. Giuca Jr., Assistant Treasurer Andrew Murphy, Assistant Secretary 922 Walnut Fourth Floor
Kansas City, Missouri 64106 www.commercefunds.com 1-800-995-6365 74708-TMPL-12/2016

ITEM 2.	CODE OF ETHICS.

(a) As of the end of the period covered by this report, the Registrant has adopted a code of ethics, the Code of Conduct for Senior Officers, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. A copy of the Code of Conduct for Senior Officers is filed herein under Item 12(a)(1).

(c) During the period covered by this report, no amendments were made to the provisions of the Code of Conduct for Senior Officers.

(d) During the period covered by this report, the Registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Conduct for Senior Officers.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. Charles W. Peffer is the “audit committee financial expert” and is “independent” (as each of these terms is defined in Item 3 of Form N-CSR).

Under applicable securities laws and regulations, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the Registrant’s Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the Registrant’s Audit Committee or Board of Trustees.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $142,725 and $137,300 for fiscal years ended October 31, 2016 and 2015, respectively.

(b) Audit-Related Fees. There were no fees billed in either of the last two fiscal years for assurance and related services by the Registrant’s principal accountant reasonably related to the performance of the audit of the Registrant’s financial statements that were not reported under paragraph (a) of this item.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $42,820 and $41,145 for the fiscal years ended October 31, 2016 and 2015, respectively. Tax fees for the fiscal years ended October 31, 2016 and 2015 consist of tax compliance services rendered to the Registrant. These services include the preparation of federal and state corporate tax returns and excise tax returns, as well as services relating to excise tax distribution requirements.

(d) All Other Fees. There were no fees billed in either of the last two fiscal years for products and services provided by the Registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(l) Pursuant to a Board resolution adopted on February 10, 2004, to the extent required by applicable regulations, all audit and non-audit services provided by the independent accountants shall be pre-approved either: (a) by the Registrant’s Audit Committee as a whole; or (b) between meetings of the Audit Committee by the Chairman of the Audit Committee and the Registrant’s designated Audit Committee Financial Expert, provided that, in each case, such pre-approvals must be reported to the full Audit Committee at its next meeting.

(e)(2) There were no services described in each of paragraphs (b) through (d) of this item that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were $251,109 and $327,968 for the fiscal years ended October 31, 2016 and 2015, respectively.

(h) The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT
INVESTMENT	COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND
AFFILIATED	PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There has been no material change to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)	The Commerce Funds’ Code of Conduct for Senior Officers is attached hereto.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	Not applicable.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE COMMERCE FUNDS

/s/ Bill Schuetter
Bill Schuetter
President
January 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Bill Schuetter
Bill Schuetter
President
The Commerce Funds
January 5, 2017

/s/ Peter Fortner
Peter Fortner
Chief Accounting Officer
The Commerce Funds
January 5, 2017